JPMorgan Intermediate Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.6%(a)
Alabama — 3.8%
Alabama Community College System ACCS Enhancements Fee Rev., AGM, 4.00%, 9/1/2035	160	166
Alabama Community College System, Special Fee, Board of Trustees Rev., AGM, 4.00%, 9/1/2031	345	366
Alabama Federal Aid Highway Finance Authority
Rev., 5.00%, 9/1/2023 (a)	20	21
Series B, Rev., 5.00%, 9/1/2023 (a) (b)	30	31
Series A, Rev., 5.00%, 9/1/2027 (a) (b)	25	28
Alabama Public School and College Authority, Capital Improvement
Series 2014-B, Rev., 5.00%, 1/1/2023	50	51
Series 2014-A, Rev., 5.00%, 2/1/2025	2,000	2,098
Series 2019A, Rev., 4.00%, 5/1/2033	85	90
Alabama Special Care Facilities Financing Authority-Birmingham, Children's Hospital Health Care Facility Rev., 5.00%, 6/1/2023	115	119
Birmingham Airport Authority
Rev., 5.00%, 7/1/2028	350	395
Rev., 5.00%, 7/1/2029	375	428
Rev., 5.00%, 7/1/2030	250	287
Rev., 5.00%, 7/1/2031	175	200
Rev., 5.00%, 7/1/2032	150	170
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (a) (c)	5,500	5,610
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (a) (c)	18,140	18,581
City of Birmingham, Warrant
Series 2018B, GO, 4.00%, 12/1/2032	570	603
Series 2018B, GO, 4.00%, 12/1/2033	375	395
Series 2018B, GO, 4.00%, 12/1/2034	510	535
Series 2018B, GO, 4.00%, 12/1/2035	500	522
City of Huntsville, Electric System, Warrants Series A, Rev., 5.00%, 12/1/2023	5	5
City of Huntsville, Warrants
Series 2018-A, GO, 5.00%, 5/1/2030	2,765	3,136
Series A, GO, 5.00%, 5/1/2031	3,035	3,433
Series 2018-A, GO, 5.00%, 5/1/2033	70	79
City of Madison, Warrants GO, 5.00%, 4/1/2023	25	26
County of Mobile, Warrants
Series C, GO, 5.00%, 8/1/2022 (b)	25	25
GO, 5.00%, 2/1/2033	25	29
DeKalb-Jackson Water Supply District, Inc. Series 2021A, Rev., 4.00%, 7/1/2031	650	696
Infirmary Health System Special Care Facilities Financing Authority of Mobile Series 2016A, Rev., 5.00%, 2/1/2025	320	338
Lower Alabama Gas District (The) Rev., 4.00%, 12/1/2025 (c)	32,500	33,093
Montgomery County Public Facilities Authority
Rev., 5.00%, 3/1/2024 (b)	7,500	7,910
Rev., 5.00%, 3/1/2026	1,735	1,821
Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	54
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024 (a) (c)	34,000	34,583
Series 2018A, Rev., 5.00%, 4/1/2024	20,845	21,607
Southeast Energy Authority A Cooperative District, Project #1 Series 2021A, Rev., 4.00%, 10/1/2028 (a) (c)	1,000	1,028
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (a) (c)	21,060	21,556
UAB Medicine Finance Authority Series 2019B, Rev., 5.00%, 9/1/2035	55	60

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Alabama — continued
University of West Alabama, General Fee
Rev., AGM, 5.00%, 1/1/2029	200	224
Rev., AGM, 5.00%, 1/1/2030	200	226
Water Works Board of the City of Birmingham (The) Series 2016A, Rev., 5.00%, 1/1/2030	150	167
Total Alabama		160,792
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project Series 2019B, Rev., 5.00%, 6/1/2026	20	22
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2024	800	844
Series 2019A, Rev., 5.00%, 10/1/2025	1,325	1,417
Series 2019A, Rev., 5.00%, 10/1/2026	1,385	1,505
Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,602
Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,702
Municipality of Anchorage Series C, GO, 5.00%, 9/1/2028	1,675	1,927
Total Alaska		9,019
Arizona — 1.7%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/2031	25	28
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031 (a) (d)	265	234
Series 2021A, Rev., 4.00%, 12/15/2041 (a) (d)	250	230
Arizona Industrial Development Authority, Children's National Medical Center
Series 2020A, Rev., 4.00%, 9/1/2035	200	204
Series 2020A, Rev., 4.00%, 9/1/2036	355	361
Series 2020A, Rev., 4.00%, 9/1/2037	820	841
Series 2020A, Rev., 4.00%, 9/1/2039	810	829
Series 2020A, Rev., 4.00%, 9/1/2046	2,750	2,737
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, Rev., 4.00%, 7/15/2026 (a) (d)	115	115
Series 2021A, Rev., 4.00%, 7/15/2027 (a) (d)	120	120
Series 2021A, Rev., 4.00%, 7/15/2028 (a) (d)	200	198
Series 2021A, Rev., 4.00%, 7/15/2029 (a) (d)	200	197
Series 2021A, Rev., 4.00%, 7/15/2030 (a) (d)	200	195
Series 2021A, Rev., 4.00%, 7/15/2031 (a) (d)	215	207
Series 2021A, Rev., 4.00%, 7/15/2032 (a) (d)	225	214
Series 2021A, Rev., 4.00%, 7/15/2033 (a) (d)	180	171
Series 2021A, Rev., 4.00%, 7/15/2034 (a) (d)	200	188
Series 2021A, Rev., 4.00%, 7/15/2035 (a) (d)	250	234
Series 2021A, Rev., 4.00%, 7/15/2037 (a) (d)	270	249
Series 2021A, Rev., 4.00%, 7/15/2041 (a) (d)	135	121
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2023	610	601
Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,420
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,694
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,727
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,670
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,328

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Series 2019A, Rev., 5.00%, 1/1/2029	660	574
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,137
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,193
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	3,245
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,305
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,426
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	1,817
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,442
Series 2019A, Rev., 5.00%, 1/1/2037	500	388
Series 2019A, Rev., 5.00%, 1/1/2038	500	384
Series 2019A, Rev., 4.25%, 1/1/2039	545	377
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	900
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,287
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 5.00%, 7/1/2033	320	339
Series 2021A, Rev., 4.00%, 7/1/2035	360	345
Series 2021A, Rev., 4.00%, 7/1/2036	155	148
Series 2021A, Rev., 4.00%, 7/1/2041	365	340
Arizona Industrial Development Authority, Pebble Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (a) (d)	250	245
Series 2020A, Rev., 5.00%, 7/15/2040 (a) (d)	415	423
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (a) (d)	1,100	1,083
Arizona State University
Series 2016C, Rev., 5.00%, 7/1/2032	50	54
Series 2017B, Rev., 5.00%, 7/1/2034	920	1,019
Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,107
Series 2016B, Rev., 5.00%, 7/1/2042	30	32
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2023	95	99
Arizona Water Infrastructure Finance Authority Series 2014A, Rev., 5.00%, 10/1/2026	5,910	6,305
City of Cottonwood Rev., AGM, 5.00%, 7/1/2026	10	11
City of Mesa GO, 4.00%, 7/1/2033	30	32
City of Mesa, Utility System
Series 2019C, Rev., 5.00%, 7/1/2023	30	31
Series 2019A, Rev., 5.00%, 7/1/2029	40	47
Rev., 4.00%, 7/1/2031	50	53
Series 2019A, Rev., 5.00%, 7/1/2031	25	29
Series 2019A, Rev., 5.00%, 7/1/2033	25	29
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC - CR, FGIC, 5.50%, 7/1/2035	75	94
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System
Rev., 5.00%, 7/1/2022	25	25
Rev., 5.00%, 7/1/2023	25	26
Series 2017D, Rev., 5.00%, 7/1/2024	275	290
Series 2017D, Rev., 5.00%, 7/1/2029	190	210
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2017B, Rev., 5.00%, 7/1/2027	150	168
Rev., AMT, 5.00%, 7/1/2037	1,000	1,084

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
City of Scottsdale, Water and Sewer System Rev., 5.25%, 7/1/2023	1,875	1,949
City of Surprise Rev., 5.00%, 7/1/2025	20	22
County of Pinal Rev., 4.00%, 8/1/2037	75	79
Industrial Development Authority of the City of Phoenix (The)
Series 2018A, Rev., 5.00%, 7/1/2028	700	749
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,384
Industrial Development Authority of the County of Yavapai (The) Series 2013A, Rev., 5.25%, 8/1/2033	1,000	1,038
Kyrene Elementary School District No. 28 Series 2019A, GO, 5.00%, 7/1/2029	55	63
Maricopa County Elementary School District No. 92-Pendergast Elementary Series 2016A, GO, 5.00%, 7/1/2023	20	21
Maricopa County High School District No. 214 Tolleson Union High School Series 2017B, GO, 5.00%, 7/1/2026	20	22
Maricopa County Industrial Development Authority
Series 2021A, Rev., 5.00%, 9/1/2024	90	95
Rev., 5.00%, 10/1/2026 (d)	150	154
Rev., 5.13%, 10/1/2030 (d)	215	230
Series 2019A, Rev., 5.00%, 9/1/2033	500	542
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,080
Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,076
Maricopa County Special Health Care District
Series 2018C, GO, 5.00%, 7/1/2031	25	28
Series 2018C, GO, 5.00%, 7/1/2033	25	28
Maricopa County Unified School District No. 48 Scottsdale Series 2017B, GO, 5.00%, 7/1/2031	25	28
Maricopa County Unified School District No. 95 Queen Creek
GO, 5.00%, 7/1/2028	225	247
GO, 5.00%, 7/1/2029	500	550
Maricopa County Unified School District No. 97-Deer Valley Series 2019E, GO, 5.00%, 7/1/2027	50	56
Maricopa County Unified School District No. 9-Wickenburg Series 2017A, GO, AGM, 4.00%, 7/1/2023	50	51
Maricopa County Union High School District No. 216 Agua Fria
GO, 4.00%, 7/1/2034	50	54
GO, 4.00%, 7/1/2036	90	97
Mohave County Unified School District No. 1 Lake Havasu Series 2017A, GO, 4.00%, 7/1/2030	30	32
Pima County Community College District Rev., 5.00%, 7/1/2030	60	68
Pima County Elementary School District No. 39 Continental, School Improvement, Project of 2010 Series B, GO, AGM, 3.75%, 7/1/2022	20	20
Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	70	72
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,067
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project
Series 2016A, Rev., 5.00%, 1/1/2036	7,000	7,729
Series 2019A, Rev., 5.00%, 1/1/2037	55	63
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,744
University of Arizona (The) Rev., 5.00%, 6/1/2026	10	11
University of Arizona (The), Stimulus Plan for Economic and Educational Development Series 2020A, Rev., 5.00%, 8/1/2036	75	86
Total Arizona		71,791
Arkansas — 0.0% ^
State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	10	10
University of Arkansas, Various Facility Fayetteville Campus Series 2014A, Rev., 4.50%, 11/1/2024 (a) (b)	45	48
Total Arkansas		58

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — 10.2%
Alameda County Joint Powers Authority, Multiple Capital Projects
Series 2013A, Rev., 5.25%, 12/1/2025	75	79
Series 2013A, Rev., 5.25%, 12/1/2027	50	52
Anaheim Public Financing Authority, Public Improvement Project Series 1997C, Rev., AGM, Zero Coupon, 3/1/2037 (a) (b)	30	19
Anaheim Union High School District
GO, 5.00%, 8/1/2022	25	25
GO, 5.00%, 8/1/2025	65	69
Antelope Valley Union High School District GO, 4.00%, 8/1/2022	55	55
Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	9,645
Banning Unified School District GO, AGM, 5.00%, 8/1/2027	100	111
Bay Area Toll Authority, Toll Bridge
Series 2019S-H, Rev., 5.00%, 4/1/2029 (a) (b)	50	58
Series 2017S-7, Rev., 4.00%, 4/1/2033	35	37
Bay Area Water Supply and Conservation Agency Series 2013A, Rev., 5.00%, 10/1/2026	60	62
Belmont Joint Powers Financing Authority Rev., 5.00%, 8/1/2024	20	21
Beverly Hills Unified School District, Election of 2008 GO, 5.00%, 8/1/2026	30	33
Brentwood Union School District, Election of 2016 GO, 5.00%, 8/1/2031	20	22
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (a) (c)	11,520	11,925
California Community College Financing Authority, West Valley Mission Community College District Rev., 5.00%, 6/1/2025 (a) (b)	55	60
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (a) (d)	2,965	2,445
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2024	350	364
Series 2020A, Rev., 5.00%, 6/1/2027	400	434
Series 2020A, Rev., 5.00%, 6/1/2029	400	442
Series 2020A, Rev., 5.00%, 6/1/2030	250	278
Series 2020A, Rev., 5.00%, 6/1/2031	250	277
Series 2020A, Rev., 5.00%, 6/1/2032	250	276
Series 2020A, Rev., 5.00%, 6/1/2033	300	331
Series 2020A, Rev., 4.00%, 6/1/2034	200	204
California Educational Facilities Authority, Claremont McKenna College
Series 2015A, Rev., 4.00%, 1/1/2026 (a) (b)	3,000	3,201
Series 2015A, Rev., 5.00%, 1/1/2026 (a) (b)	7,515	8,275
California Educational Facilities Authority, Santa Clara University Series 2017B, Rev., 5.00%, 4/1/2035	80	88
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2031 (a) (d)	1,000	966
Series 2022A, Rev., 4.00%, 6/1/2042 (a) (d)	5,450	4,946
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Series A, Rev., 5.00%, 8/15/2026	45	50
Rev., 5.00%, 11/15/2027	6,250	6,793
California Health Facilities Financing Authority, Children's Hospital Series 2019A, Rev., 5.00%, 11/1/2024	30	32
California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,085
California Health Facilities Financing Authority, Memorial Health Services Series 2012A, Rev., 5.00%, 10/1/2026	1,500	1,517
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2024	100	101
Rev., 3.00%, 8/1/2025	50	51

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Rev., 3.00%, 8/1/2027	150	151
Rev., 3.00%, 8/1/2028	130	130
Rev., 3.00%, 8/1/2029	150	150
Rev., 5.00%, 8/1/2040	600	658
California Health Facilities Financing Authority, Sutter Health
Series 2016A, Rev., 3.25%, 11/15/2025 (a) (b)	1,425	1,483
Series 2016A, Rev., 5.00%, 11/15/2025 (a) (b)	1,550	1,705
Series 2017A, Rev., 5.00%, 11/15/2031	110	120
Series 2017A, Rev., 5.00%, 11/15/2032	25	27
Series 2017A, Rev., 5.00%, 11/15/2033	50	54
Series 2018A, Rev., 5.00%, 11/15/2035	25	27
Series 2018A, Rev., 5.00%, 11/15/2036	35	38
California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group Series 2015A, Rev., 5.00%, 11/1/2026	1,000	1,046
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund
Rev., 5.00%, 10/1/2026	60	66
Rev., 5.00%, 10/1/2032	25	28
California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project Rev., 5.00%, 2/1/2023 (a) (b)	15	15
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2015A, Rev., 5.00%, 10/1/2025 (a) (b)	185	203
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2026	150	163
Rev., 5.00%, 10/1/2027	150	165
Rev., 5.00%, 10/1/2028	150	167
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program
Rev., 5.00%, 6/1/2023	80	83
Rev., 5.00%, 6/1/2027	75	85
California Municipal Finance Authority, Community Health System
Series 2021A, Rev., 5.00%, 2/1/2034	1,000	1,140
Series 2021A, Rev., 5.00%, 2/1/2035	1,000	1,138
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2024	45	47
Series 2017A, Rev., 5.00%, 2/1/2028	900	979
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,353
California Municipal Finance Authority, Electric Utility Distribution System Rev., 5.00%, 10/1/2022	25	25
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AGM, 3.25%, 12/31/2032	6,680	6,386
Series 2018A, Rev., AGM, 3.50%, 12/31/2035	4,555	4,373
California Municipal Finance Authority, San Antonio Gardens Project
Series 2022B2, Rev., 2.13%, 11/15/2026	410	384
Series 2022B1, Rev., 2.75%, 11/15/2027	160	148
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (a) (d)	6,240	5,931
Series 2021B-2, Rev., 2.38%, 11/15/2028 (a) (d)	1,800	1,697
Series 2021B-1, Rev., 3.13%, 5/15/2029 (a) (d)	400	376
Series 2021A, Rev., 5.00%, 11/15/2036 (a) (d)	400	410
Series 2021A, Rev., 5.00%, 11/15/2046 (a) (d)	525	526

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 4.00%, 10/15/2025	250	258
Rev., 4.00%, 10/15/2026	415	430
Rev., 4.00%, 10/15/2027	400	415
Rev., 4.00%, 10/15/2028	360	372
Rev., 5.00%, 10/15/2029	700	749
Rev., 5.00%, 10/15/2030	500	534
Rev., 4.00%, 10/15/2031 (a) (c)	345	349
Rev., 5.00%, 10/15/2031	535	569
California School Finance Authority, Kipp Social Projects Series 2020A, Rev., 4.00%, 7/1/2040 (a) (d)	505	497
California State Public Works Board, California State University, Various Capital Projects Series C, Rev., 5.00%, 3/1/2032	3,025	3,354
California State Public Works Board, California State University, Various University Projects Series 2013H, Rev., 5.00%, 9/1/2023 (a) (b)	13,405	13,965
California State Public Works Board, State Office Buildings
Series F, Rev., 5.00%, 5/1/2026	3,100	3,349
Series F, Rev., 5.00%, 5/1/2027	5,000	5,390
California State University, Systemwide
Series 2012A, Rev., 4.00%, 11/1/2022 (a) (b)	145	147
Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,155
Series 2016A, Rev., 5.00%, 11/1/2045	30	32
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt
Series 2020A, Rev., 5.00%, 4/1/2031	365	413
Series 2020A, Rev., 5.00%, 4/1/2032	900	1,014
Series 2020A, Rev., 5.00%, 4/1/2033	2,880	3,237
Series 2020A, Rev., 5.00%, 4/1/2034	1,910	2,143
Series 2020A, Rev., 5.00%, 4/1/2035	650	728
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project
Rev., 4.00%, 11/1/2030	145	158
Rev., 4.00%, 11/1/2033	415	439
Rev., 4.00%, 11/1/2034	435	457
Rev., 4.00%, 11/1/2035	450	469
Rev., 4.00%, 11/1/2041	1,740	1,785
Calleguas Municipal Water District Series 2016A, Rev., 5.00%, 7/1/2023	35	36
Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 4.00%, 9/1/2023	35	36
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	9,637
Central Unified School District GO, 5.00%, 8/1/2025	110	119
Cerritos Community College District Series A, GO, 5.00%, 8/1/2029	45	48
Chaffey Community College District GO, 5.00%, 6/1/2022	25	25
Chino Valley Unified School District GO, 5.00%, 8/1/2022	60	60
Chula Vista Municipal Financing Authority Rev., 5.00%, 5/1/2025	15	16
Citrus Community College District Series A, GO, 5.00%, 8/1/2023	20	21
City of Alameda GO, 4.00%, 8/1/2033	10	10
City of Brea, Water Utility
Rev., 5.00%, 7/1/2025	25	27
Rev., 5.00%, 7/1/2028	90	103
City of Gilroy, Wastewater Rev., 5.00%, 8/1/2022	55	55

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
City of Livermore Series 2020B, COP, 4.00%, 10/1/2029	235	256
City of Los Alamitos COP, 5.00%, 10/1/2023	25	26
City of Los Angeles Department of Airports, International Airport Senior Series A, Rev., AMT, 5.00%, 5/15/2028	135	143
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2021D, Rev., AMT, 5.00%, 5/15/2032	2,000	2,282
Series 2019C, Rev., 5.00%, 5/15/2033	45	51
City of Los Angeles, Wastewater System
Subseries B, Rev., 5.00%, 6/1/2023	120	124
Series 2013A, Rev., 5.00%, 6/1/2026	12,500	12,899
City of Oakland Series 2015A, GO, 5.00%, 1/15/2023	25	26
City of Oceanside Series 2020A, Rev., 4.00%, 5/1/2040	375	391
City of Pasadena Series 2016A, Rev., 5.00%, 6/1/2031	25	28
City of Richmond, Wastewater Series 2019B, Rev., 5.00%, 8/1/2023	40	42
City of San Francisco, Public Utilities Commission Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,657
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure Series 2019A-1, GO, 5.00%, 9/1/2036	25	29
City of San Jose, Libraries, Parks and Public Safety Projects
Series 2019C, GO, 5.00%, 9/1/2028	50	58
Series 2019C, GO, 5.00%, 9/1/2032	100	115
City of Santa Rosa, Wastewater
Series 2014A, Rev., 5.00%, 9/1/2022	25	25
Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,877
City of Ukiah, Water System Rev., AGM, 5.00%, 9/1/2023	50	52
Contra Costa County Transportation Authority, Sales Tax
Series 2012B, Rev., 5.00%, 3/1/2023 (a) (b)	50	51
Series 2015A, Rev., 5.00%, 3/1/2024	50	53
Corona Utility Authority, Water Projects Rev., 5.00%, 9/1/2022	40	40
County of Calaveras GO, 5.00%, 8/1/2026	100	109
County of San Benito, Jail Facility Project COP, 5.00%, 10/1/2025	45	49
County of San Joaquin, County Administration Building Project COP, AGM, 5.00%, 11/15/2029	5	6
County of Santa Clara, Election of 2008 Series 2017C, GO, 5.00%, 8/1/2033	25	28
CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale Series 2021A-1, Rev., 3.50%, 10/1/2046 (a) (d)	6,000	5,024
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (a) (d)	13,500	10,787
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (a) (d)	4,060	3,242
CSCDA Community Improvement Authority, Essential Housing, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (a) (d)	3,000	2,397
Desert Community College District
GO, 5.00%, 8/1/2022	50	50
GO, 5.00%, 8/1/2031	2,250	2,513
Desert Sands Unified School District
COP, 5.00%, 3/1/2023	70	72
GO, 5.00%, 8/1/2026	2,200	2,395
Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,039
Downey Public Finance Authority Rev., 5.00%, 12/1/2022	100	102
Downey Unified School District Series B, GO, 5.00%, 8/1/2032	50	57
Dry Creek Joint Elementary School District Rev., AGM, 5.00%, 9/1/2022	25	25
East Bay Municipal Utility District Water System Series 2015B, Rev., 5.00%, 6/1/2024	45	48

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
East Side Union High School District
Series 2016B, GO, 5.00%, 8/1/2027	50	55
Series B, GO, 5.00%, 8/1/2030	25	27
El Camino Community College District Foundation (The) GO, 5.00%, 8/1/2022	25	25
El Centro Financing Authority
Series 2021B, Rev., 4.00%, 10/1/2030	275	296
Series 2021B, Rev., 4.00%, 10/1/2031	285	307
El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	525	517
Elsinore Valley Municipal Water District Financing Authority Series 2016A, Rev., 5.00%, 7/1/2023	30	31
Escondido Union School District Series A, GO, 5.00%, 8/1/2027	100	109
Etiwanda School District Community Facilities District No. 9 Rev., 4.00%, 9/1/2028	305	316
Foothill-De Anza Community College District GO, 5.00%, 8/1/2024 (b)	65	69
Fremont Public Financing Authority Rev., 5.00%, 10/1/2028	325	374
Fremont Union High School District Series 2019A, GO, 5.00%, 8/1/2030	75	84
Fullerton Joint Union High School District Series 2015A, GO, 5.00%, 8/1/2022	30	30
Garden Grove Unified School District Series C, GO, 5.00%, 8/1/2023 (b)	1,390	1,445
Glendale Unified School District Series 2015A, GO, 5.00%, 9/1/2023	25	26
Golden State Tobacco Securitization Corp. Series 2015A, Rev., 5.00%, 6/1/2025 (b)	4,000	4,351
Grossmont-Cuyamaca Community College District Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	17,625
Hayward Unified School District GO, AGM, 5.00%, 8/1/2027	55	61
Hillsborough City School District Series A, GO, 4.00%, 9/1/2022	35	35
Hollister Joint Powers Financing Authority Rev., AGM, 5.00%, 6/1/2031	65	71
Imperial Irrigation District Electric System Series 2016B-2, Rev., 5.00%, 11/1/2026	80	89
Irvine Ranch Water District COP, 5.00%, 3/1/2032	2,275	2,513
Jefferson Union High School District Series A, GO, 4.00%, 8/1/2022	65	65
John Swett Unified School District Series A-1, GO, AGM, 5.00%, 8/1/2027	50	57
La Canada Unified School District Series 2018A, GO, 5.00%, 8/1/2031	50	57
Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2023	25	26
Long Beach Bond Finance Authority Series 2007A, Rev., 5.25%, 11/15/2022	9,545	9,681
Long Beach Community College District Series 2019C, GO, 4.00%, 8/1/2045	40	41
Los Angeles Community College District
Series G, GO, 4.00%, 8/1/2022	25	25
Series 2015A, GO, 5.00%, 8/1/2023	20	21
Series 2015A, GO, 4.00%, 8/1/2024 (b)	2,300	2,404
Series 2015A, GO, 5.00%, 8/1/2024 (b)	24,000	25,587
Los Angeles County Facilities, Inc. Series 2018A, Rev., 5.00%, 12/1/2023	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Series 2017A, Rev., 5.00%, 7/1/2030	4,925	5,540
Los Angeles County Metropolitan Transportation Authority, Sales Tax Series 2016A, Rev., 5.00%, 6/1/2023	35	36
Los Angeles Department of Water and Power System
Series 2017A, Rev., 5.00%, 7/1/2033	5,000	5,489
Series 2019D, Rev., 5.00%, 7/1/2044	30	34
Los Angeles Department of Water and Power, Power System
Series 2019B, Rev., 5.00%, 7/1/2024	275	292
Series 2014D, Rev., 5.00%, 7/1/2027	50	53
Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,325
Series B, Rev., 5.00%, 7/1/2029	10,000	11,126
Series 2015A, Rev., 5.00%, 7/1/2030	270	289

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2018A, Rev., 5.00%, 7/1/2030	35	40
Series D, Rev., 5.00%, 7/1/2030	2,710	2,870
Series 2017A, Rev., 5.00%, 7/1/2031	2,055	2,275
Series 2019C, Rev., 5.00%, 7/1/2031	85	98
Series B, Rev., 5.00%, 7/1/2031	3,400	3,552
Series D, Rev., 5.00%, 7/1/2031	2,500	2,646
Series 2017A, Rev., 5.00%, 7/1/2032	2,550	2,812
Series B, Rev., 5.00%, 7/1/2032	3,075	3,211
Series D, Rev., 5.00%, 7/1/2033	390	413
Series 2018D, Rev., 5.00%, 7/1/2034	30	34
Series 2019B, Rev., 5.00%, 7/1/2034	110	125
Series D, Rev., 5.00%, 7/1/2034	4,750	5,022
Series D, Rev., 5.00%, 7/1/2035	250	264
Series 2019A, Rev., 5.00%, 7/1/2039	35	40
Los Angeles Department of Water and Power, Water System
Series 2016A, Rev., 5.00%, 7/1/2030	60	66
Series 2017A, Rev., 5.00%, 7/1/2030	30	33
Series 2018B, Rev., 5.00%, 7/1/2031	60	69
Los Angeles Unified School District
Series C, GO, 5.00%, 7/1/2024	11,670	12,405
Series C, GO, 5.00%, 7/1/2026	5,505	5,839
Series B, COP, 5.00%, 10/1/2030	1,250	1,261
Series M-1, GO, 5.00%, 7/1/2032	2,095	2,338
Series M-1, GO, 5.00%, 7/1/2033	4,305	4,797
Los Rios Community College District Series B, GO, 5.00%, 8/1/2022	25	25
Madera Irrigation District Rev., AGM, 5.00%, 9/1/2025	150	164
Marin Community College District GO, 5.00%, 8/1/2023	35	36
Marina Coast Water District Series A, Rev., 5.00%, 6/1/2029	25	27
Menlo Park City School District
GO, Zero Coupon, 7/1/2033	1,000	665
GO, Zero Coupon, 7/1/2035	725	440
GO, Zero Coupon, 7/1/2036	1,150	663
GO, Zero Coupon, 7/1/2037	1,950	1,072
GO, Zero Coupon, 7/1/2041	1,250	572
Merced City School District GO, 4.00%, 8/1/2025	50	53
Merced Community College District GO, 5.00%, 8/1/2022	25	25
Metropolitan Water District of Southern California
Series 2018B, Rev., 5.00%, 9/1/2028	700	807
Series 2016A, Rev., 5.00%, 7/1/2030	30	33
Series 2019A, Rev., 5.00%, 7/1/2030	75	87
Milpitas Redevelopment Agency Successor Agency Rev., 5.00%, 9/1/2027	75	82
Montebello Public Financing Authority Series 2019A, Rev., AGM, 4.00%, 6/1/2033	380	401
Morgan Hill Financing Authority Series 2015A, Rev., 5.00%, 11/1/2024	55	59
Mount San Antonio Community College District Series 2019A, GO, 5.00%, 8/1/2028	50	58
Mountain View Los Altos Union High School District
Series C, GO, Zero Coupon, 8/1/2023	2,000	1,958
Series C, GO, Zero Coupon, 8/1/2027	1,000	873

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Murrieta Valley Unified School District
Series 2014A, GO, AGM, 4.00%, 3/1/2025 (b)	25	26
GO, AGM, 5.00%, 9/1/2025	1,400	1,504
Napa Sanitation District Rev., 4.00%, 8/1/2023	25	26
Nevada Irrigation District Joint Powers Authority Series 2016A, Rev., 5.00%, 3/1/2024	95	100
Newhall School District, School Facilities Improvement, Election of 2011 Series 2011A, GO, 4.00%, 8/1/2022	35	35
Newport Mesa Unified School District, Election of 2005 Series 2007, GO, NATL - RE, Zero Coupon, 8/1/2031	8,375	6,369
North Orange County Community College District, Election of 2014 Series 2016A, GO, 4.00%, 8/1/2025	20	21
Novato Sanitary District, Wastewater Rev., 5.00%, 2/1/2026	65	72
Novato Unified School District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2026	25	28
Oakdale Irrigation District Series 2016A, Rev., 5.00%, 8/1/2022	30	30
Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2025	100	109
Ocean View School District, Orange County, Election of 2016 Series 2016B, GO, 6.00%, 8/1/2026	115	132
Oceanside Unified School District GO, 5.00%, 8/1/2024	5	5
Ohlone Community College District, Election of 2010 Series D, GO, 4.00%, 8/1/2022	40	40
Orange County Sanitation District, Wastewater Series 2016A, Rev., 5.00%, 2/1/2027	45	50
Orange County Water District Series 2017A, Rev., 5.00%, 8/15/2034	650	718
Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, AGM, 5.00%, 9/1/2023	110	115
Orange Unified School District, Election of 2016 GO, 5.00%, 8/1/2031	85	97
Otay Water District Financing Authority Series 2018A, Rev., 5.00%, 9/1/2022	35	35
Palm Springs Financing Authority Rev., 5.00%, 11/1/2022	25	25
Palm Springs Unified School District, Election of 2008 Series D, GO, 4.00%, 8/1/2024	65	68
Palomar Community College District GO, 5.00%, 5/1/2023	20	21
Pittsburg Unified School District GO, 5.00%, 8/1/2023	55	57
Pleasanton Unified School District, Election of 2016 GO, 5.00%, 8/1/2027	20	23
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	53
Pomona Unified School District GO, AGM, 5.00%, 8/1/2027	50	55
Rancho Water District Financing Authority Series 2019A, Rev., 5.00%, 8/1/2023	25	26
Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2041	155	167
Riverside County Infrastructure Financing Authority Series 2016A, Rev., 4.00%, 11/1/2023	25	26
Riverside County Infrastructure Financing Authority, Capital Projects Series 2017C, Rev., 5.00%, 5/1/2025	25	27
Riverside County Infrastructure Financing Authority, Indio Law Building Series 2017A, Rev., 4.00%, 11/1/2023	40	41
Riverside County Public Financing Authority, Capital Facilities Project Rev., 4.25%, 11/1/2025 (a) (b)	35	38
Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects Series 2017A, Rev., 5.00%, 10/1/2026	75	83
Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	123
Riverside County Transportation Commission, Sales Tax
Series 2013A, Rev., 5.00%, 6/1/2023	55	57
Series 2013A, Rev., 5.25%, 6/1/2023 (a) (b)	4,525	4,687
Series 2017B, Rev., 5.00%, 6/1/2032	60	67
Series 2017A, Rev., 5.00%, 6/1/2033	30	33
Series 2017B, Rev., 5.00%, 6/1/2035	45	50
Riverside Public Financing Authority Series 2012A, Rev., 5.00%, 11/1/2023	95	96
Riverside Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2042	50	51
Ross Valley Public Financing Authority Series A, Rev., 4.00%, 1/1/2023	25	25
Rowland Unified School District, Election of 2012 Series A, GO, 5.25%, 8/1/2023 (a) (b)	2,750	2,866

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2016A, 5.00%, 10/1/2023	125	130
Sacramento City Financing Authority, Master Lease Program Facilities Series 2015A, Rev., 5.00%, 12/1/2023	135	141
Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2027	60	63
San Bruno Park School District, Election of 2018 Series 2022C, GO, 4.00%, 8/1/2039	245	253
San Diego Community College District
GO, 5.00%, 8/1/2022	30	30
GO, 5.00%, 8/1/2025	25	27
San Diego County Regional Airport Authority, Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2031	25	28
San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Series 2012B, Rev., 4.00%, 4/15/2027	70	70
San Dieguito School Facilities Financing Authority, Special Tax
Rev., 5.00%, 3/1/2024	30	32
Rev., 5.00%, 3/1/2025	125	135
San Francisco Bay Area Rapid Transit District, Election of 2004
Series 2013C, GO, 4.00%, 8/1/2022	25	25
Series D, GO, 5.00%, 8/1/2030	3,000	3,244
Series 2019F-1, GO, 5.00%, 8/1/2031	85	99
Series D, GO, 5.00%, 8/1/2032	55	59
Series 2019F-1, GO, 5.00%, 8/1/2033	25	29
San Francisco Bay Area Rapid Transit District, Sales Tax
Series 2015A, Rev., 5.00%, 7/1/2025	510	553
Series 2015A, Rev., 5.00%, 7/1/2026	475	516
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019H, Rev., AMT, 5.00%, 5/1/2029	175	195
San Francisco Municipal Transportation Agency Series 2018B, Rev., 5.00%, 3/1/2028	60	67
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2023	20	21
Rev., 5.00%, 3/1/2026	40	44
Rev., 5.00%, 3/1/2031	2,185	2,423
Rev., 5.00%, 3/1/2032	2,000	2,208
Rev., 5.00%, 3/1/2033	750	827
San Joaquin Delta Community College District Series 2015A, GO, 5.00%, 8/1/2022	25	25
San Jose Unified School District GO, 5.00%, 8/1/2023	25	26
San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2023 (a) (b)	9,210	9,572
San Juan Unified School District, Election of 2012 Series 2019N, GO, 4.00%, 8/1/2025	125	132
San Luis Coastal Unified School District, Election of 2014
Series C, GO, 4.00%, 8/1/2025	25	26
Series A, GO, 5.00%, 8/1/2026	75	80
Series B, GO, 5.00%, 8/1/2026	75	83
San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project Rev., 4.00%, 11/1/2023	75	77
San Marcos Unified School District
GO, 5.00%, 8/1/2031	60	67
GO, 4.00%, 8/1/2033	25	26
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2025	55	58
San Mateo Foster City School District, Election of 2008 Series 2012C, GO, 5.00%, 8/1/2022	25	25
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2027	75	79
San Mateo Joint Powers Financing Authority, Youth Services Campus Series 2016A, Rev., 5.00%, 7/15/2027	25	28
San Mateo Union High School District, Election of 2006 Series 2013A, GO, 5.00%, 9/1/2023 (a) (b)	80	83

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Santa Clara County Financing Authority Series 2016A, Rev., 5.00%, 11/15/2023	65	68
Santa Clara County Financing Authority, County Facilities
Series 2019A, Rev., 5.00%, 5/1/2028	25	29
Series 2019A, Rev., 4.00%, 5/1/2034	55	58
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	9,037
Santa Clara Unified School District GO, 5.00%, 7/1/2025	25	27
Santa Clara Unified School District, Election of 2014
GO, 5.00%, 7/1/2022	35	35
GO, 5.00%, 7/1/2027	25	28
Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,453
Santa Clarita Community College District GO, 4.00%, 8/1/2022	25	25
Santa Clarita Public Finance Authority, Open Space and Parkland Acquisition Program Series 2016B, Rev., 4.00%, 10/1/2026	75	80
Santa Cruz County Redevelopment Successor Agency Series 2015A, Rev., AGM, 5.00%, 9/1/2028	50	54
Santa Cruz Libraries Facilities Financing Authority, Special Tax Rev., 5.00%, 9/1/2026	150	167
Santa Margarita Water District, Community Facilities District No. 99-1, Special Tax Series 2017A, Rev., 5.00%, 9/1/2024	280	297
Santa Margarita-Dana Point Authority, Water District Improvement District No. 2, 3
Series A, Rev., 5.00%, 8/1/2031	950	1,061
Series A, Rev., 5.00%, 8/1/2032	1,030	1,146
Series A, Rev., 5.00%, 8/1/2033	1,455	1,616
Santa Monica Community College District, Election of 2016
Series 2018A, GO, 5.00%, 8/1/2022	35	35
Series 2018A, GO, 4.00%, 8/1/2035	25	26
Santa Monica Public Financing Authority, City Services Building Project Rev., 5.00%, 7/1/2028	45	51
Santa Monica-Malibu Unified School District
Series 2016C, GO, 4.00%, 7/1/2024	30	31
GO, 5.00%, 8/1/2024	70	74
Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects Series 2017A, Rev., 5.00%, 8/1/2031	100	112
Schools Infrastructure Financing Agency, Special Tax Rev., AGM, 4.00%, 9/1/2034	105	106
Scotts Valley Unified School District GO, 5.00%, 8/1/2023	30	31
Sewerage Agency of Southern Marin Rev., 5.00%, 7/1/2022	25	25
Sierra View Local Health Care District
Rev., 5.00%, 7/1/2027	155	170
Rev., 5.00%, 7/1/2028	165	183
Rev., 5.00%, 7/1/2029	160	179
Rev., 5.00%, 7/1/2030	155	175
Simi Valley Unified School District GO, 4.00%, 8/1/2022	25	25
Simi Valley Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2022	30	30
Sonoma County Junior College District Series 2013A, GO, 5.00%, 8/1/2022	25	25
Sonoma Valley Unified School District, Election of 2016 GO, 4.00%, 8/1/2042	25	26
South Orange County Public Financing Authority Rev., 5.00%, 4/1/2027	50	55
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2023	25	26
Rev., 5.00%, 8/1/2026	75	82
Southwestern Community College District
Series 2016B, GO, 4.00%, 8/1/2023	35	36
Series 2016B, GO, 4.00%, 8/1/2025	50	53

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Southwestern Community College District, Election of 2016 Series A, GO, 4.00%, 8/1/2038	1,000	1,034
State Center Community College District GO, 5.00%, 8/1/2030	40	43
State of California Department of Water Resources, Central Valley Project, Water System
Series AR, Rev., 5.00%, 12/1/2022	25	26
Series AX, Rev., 5.00%, 12/1/2022	35	36
Series BA, Rev., 5.00%, 12/1/2031	65	75
State of California, Various Purpose
GO, 5.13%, 4/1/2023	5	5
GO, 5.00%, 10/1/2025	40	44
GO, AMBAC, 5.00%, 2/1/2027	565	636
GO, 5.00%, 8/1/2030	24,000	25,637
GO, 4.00%, 9/1/2033	1,340	1,403
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2022	35	35
Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2028	25	28
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 GO, 5.00%, 6/1/2022	25	25
Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	57
University of California
Series 2013 AF, Rev., 5.00%, 5/15/2023 (a) (b)	60	62
Series 2017AY, Rev., 5.00%, 5/15/2028	55	62
Series 2018AZ, Rev., 5.00%, 5/15/2029	30	34
Series 2018AZ, Rev., 5.00%, 5/15/2031	35	40
Series 2019BB, Rev., 5.00%, 5/15/2033	20	23
Series 2018AZ, Rev., 5.00%, 5/15/2034	25	28
University of California, Limited Project
Series 2015-I, Rev., 5.00%, 5/15/2023	30	31
Series 2017M, Rev., 5.00%, 5/15/2036	25	28
Val Verde Unified School District, Election of 2020 Series 2020A, GO, 4.00%, 8/1/2035	250	257
Ventura County Community College District GO, 5.00%, 8/1/2022	25	25
Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2027	55	61
Vista Joint Powers Financing Authority Rev., 5.25%, 5/1/2037	100	108
Vista Unified School District, 2018 Election Series 2019A, GO, 5.00%, 8/1/2022	60	60
West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	25
West Valley-Mission Community College District, Election of 2012, Tax Exempt
GO, 5.00%, 8/1/2027	40	44
Series 2015B, GO, 5.00%, 8/1/2027	40	44
Westside Union School District, 2012 Election Series A, GO, 4.00%, 8/1/2022	25	25
Whittier Union High School District Series 2014B, GO, 4.00%, 8/1/2022	30	30
Yuba City Unified School District, School Facilities Project COP, AGM, 4.00%, 10/1/2025	1,100	1,160
Total California		433,466
Colorado — 2.5%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/1/2024	50	51
Adams 12 Five Star Schools, The City & County of Broomfield
GO, 5.50%, 12/15/2030	1,400	1,663
GO, 5.50%, 12/15/2032	625	741
Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2030	25	27

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Arapahoe County School District No. 6 Littleton
Series 2019A, GO, 5.50%, 12/1/2028	40	48
Series 2019A, GO, 5.50%, 12/1/2029	25	30
Board of Governors of Colorado State University System Series 2019A, Rev., 4.00%, 3/1/2037	50	52
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J Series 2016A, GO, 5.00%, 12/15/2028	5,000	5,474
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2040 (a) (d)	550	552
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,071
City and County of Broomfield COP, 5.00%, 12/1/2025	30	33
City and County of Denver, Airport System
Series 2012A, Rev., AMT, 5.00%, 11/15/2022	25	25
Series 2017A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,097
Series 2017B, Rev., 5.00%, 11/15/2033	25	28
Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	2,909
City of Aurora, First Lien Water Rev., 5.00%, 8/1/2024	15	16
City of Colorado Springs, Utilities System Improvement Series A-1, Rev., 5.00%, 11/15/2023	30	31
City of Commerce City COP, AGM, 4.00%, 12/15/2037	150	158
City of Englewood
GO, 5.00%, 12/1/2025	45	49
GO, 5.00%, 12/1/2029	15	17
Clear Creek Transit Metropolitan District No. 2, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2041	575	551
Series 2021A, GO, 5.00%, 12/1/2050	500	457
Colorado Crossing Metropolitan District No. 2, Limited Tax
Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	990
Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	1,876
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2027	30	30
Rev., 4.00%, 5/1/2029	35	35
Rev., 4.00%, 5/1/2031	30	29
Rev., 4.00%, 5/1/2041	85	78
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 4.00%, 12/1/2030 (a) (d)	595	557
Rev., 5.00%, 12/1/2040 (a) (d)	555	535
Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL - RE, 5.00%, 3/1/2035	5,055	6,018
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Rev., 5.00%, 11/15/2028	30	32
Colorado Health Facilities Authority, Boulder Community Health Project
Rev., 5.00%, 10/1/2033	1,000	1,109
Rev., 5.00%, 10/1/2034	1,100	1,213
Rev., 4.00%, 10/1/2035	725	742
Rev., 4.00%, 10/1/2037	400	405
Rev., 4.00%, 10/1/2038	300	302
Rev., 4.00%, 10/1/2039	270	271
Rev., 4.00%, 10/1/2040	300	298
Colorado Health Facilities Authority, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	2,500	2,693
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,077
Series 2019A-1, Rev., 5.00%, 8/1/2032	2,030	2,176

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,143
Series 2019A-1, Rev., 5.00%, 8/1/2034	1,865	1,979
Series 2019A-2, Rev., 5.00%, 8/1/2034	2,000	2,123
Series 2019A-1, Rev., 5.00%, 8/1/2035	2,500	2,642
Series 2019A-2, Rev., 5.00%, 8/1/2035	2,000	2,114
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Series 2015A, Rev., 3.00%, 9/1/2024	235	237
Series 2020A, Rev., 4.00%, 9/1/2045	1,000	973
Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2035	4,500	4,702
Colorado Health Facilities Authority, Tax Exempt Series 2021B-3, Rev., 2.13%, 5/15/2028	1,155	1,106
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (a) (c)	2,330	2,341
Colorado Mountain College Project COP, 5.00%, 8/1/2031	30	33
Colorado State Board for Community Colleges and Occupational Educational System Series 2019A, Rev., 5.00%, 11/1/2025	40	44
County of Adams
COP, 5.00%, 12/1/2031	1,100	1,199
COP, 5.00%, 12/1/2034	500	541
County of Eagle COP, 5.00%, 12/1/2028	25	27
County of Gunnison COP, 4.00%, 12/1/2033	50	53
County of Pueblo, Community Improvement Projects COP, 5.00%, 12/1/2026	50	56
Dawson Ridge Metropolitan District No. 1, Limited Tax Series 1992-A, GO, Zero Coupon, 10/1/2022 (a) (b)	10,000	9,957
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,112
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,550
Series 2019A, Rev., 5.00%, 12/1/2032	1,330	1,467
Series 2019A, Rev., 5.00%, 12/1/2033	1,310	1,441
Series 2019-A, Rev., 4.00%, 12/1/2039	1,000	1,001
Douglas County School District No. Re-1 Douglas & Elbert Counties GO, 5.00%, 12/15/2028	20	23
Ebert Metropolitan District Series 2018A-2, GO, 5.00%, 12/1/2034	170	193
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2028	25	28
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	290	268
Jefferson County School District R-1 COP, 5.00%, 12/15/2028	5	5
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	2,769
Montrose County School District Re 001J GO, 5.00%, 12/1/2036	200	221
Peak Metropolitan District No. 1
Series 2021A, GO, 4.00%, 12/1/2035 (a) (d)	500	448
Series A, GO, 5.00%, 12/1/2041 (a) (d)	500	478
Series A, GO, 5.00%, 12/1/2051 (a) (d)	550	509
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	734
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 7/15/2031	500	543
Rev., 5.00%, 1/15/2032	700	759
Rev., 4.00%, 7/15/2033	1,935	1,919
Rev., 4.00%, 7/15/2034	1,000	988
Rev., 4.00%, 7/15/2035	1,000	986
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	392
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (a) (d)	750	717

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2021A, GO, 5.00%, 12/1/2041 (a) (d)	750	676
State of Colorado Series 2018A, COP, 4.00%, 12/15/2034	75	80
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement
COP, 5.00%, 6/15/2023	45	47
COP, 5.00%, 6/15/2041	1,500	1,619
State of Colorado, Building Excellent Schools Today Series 2018N, COP, 5.00%, 3/15/2028	75	85
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,257
University of Colorado, Enterprise System
Series 2013A, Rev., 5.00%, 6/1/2023	25	26
Series 2014A, Rev., 5.00%, 6/1/2024 (a) (b)	60	63
Series 2015A, Rev., 5.00%, 6/1/2025 (a) (b)	25	27
Series 2019B, Rev., 5.00%, 6/1/2028	25	29
Series 2017A-1, Rev., 4.00%, 6/1/2032	25	26
University of Northern Colorado, Institutional Enterprise Series 2018B, Rev., 4.00%, 6/1/2035	250	262
Verve Metropolitan District No. 1
GO, 5.00%, 12/1/2036	500	511
GO, 5.00%, 12/1/2041	1,125	1,133
Waterview II Metropolitan District Series 2022A, GO, 5.00%, 12/1/2041	1,250	1,187
Weld County School District No. RE-2 Eaton GO, 5.00%, 12/1/2035	40	46
Windler Public Improvement Authority, Limited Tax
Series 2021 A-1, Rev., 4.00%, 12/1/2031	535	488
Series 2021 A-1, Rev., 4.00%, 12/1/2036	7,500	6,571
Series 2021 A-1, Rev., 4.00%, 12/1/2041	6,750	5,551
Total Colorado		106,051
Connecticut — 1.2%
City of Derby Series 2019A, GO, 5.00%, 8/1/2027	15	17
City of Milford Series 2014B, GO, 4.00%, 11/1/2026	50	52
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.50%, 8/15/2023	100	105
Series 2013A, Rev., 5.00%, 8/15/2024	100	104
Series 2013A, Rev., 5.00%, 8/15/2025	350	363
Series 2013A, Rev., 5.00%, 8/15/2026	150	155
Series 2013A, Rev., 5.00%, 8/15/2027	250	259
Series 2013A, Rev., 5.00%, 8/15/2029	300	310
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series N, Rev., 5.00%, 11/1/2025	4,165	4,334
Connecticut State Health and Educational Facilities Authority, McLean
Series 2020A, Rev., 5.00%, 1/1/2030 (a) (d)	250	263
Series 2020A, Rev., 5.00%, 1/1/2045 (a) (d)	500	512
Connecticut State Health and Educational Facilities Authority, Nuvance Health Series 2019A, Rev., 5.00%, 7/1/2033	2,630	2,852
Connecticut State Health and Educational Facilities Authority, Sacred Heart University
Series K, Rev., 5.00%, 7/1/2032	700	790
Series K, Rev., 5.00%, 7/1/2033	625	704
Series K, Rev., 5.00%, 7/1/2034	725	814
Series K, Rev., 5.00%, 7/1/2035	525	587
Series K, Rev., 5.00%, 7/1/2036	1,000	1,113
Series K, Rev., 5.00%, 7/1/2037	1,750	1,939

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Series K, Rev., 5.00%, 7/1/2038	2,750	3,031
Series K, Rev., 5.00%, 7/1/2040	2,000	2,190
Connecticut State Health and Educational Facilities Authority, Trinity College Series R, Rev., 4.00%, 6/1/2045	2,250	2,263
State of Connecticut
Series 2017A, GO, 5.00%, 4/15/2024	35	37
Series 2019A, GO, 5.00%, 4/15/2030	4,000	4,567
Series 2014A, GO, 4.00%, 3/1/2034	40	40
Series 2019A, GO, 5.00%, 4/15/2034	3,450	3,862
Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,242
Series 2016A, GO, 4.00%, 3/15/2036	60	61
Series 2019A, GO, 5.00%, 4/15/2036	2,300	2,569
Series 2017A, GO, 4.00%, 4/15/2037	460	468
Series 2019A, GO, 4.00%, 4/15/2038	3,625	3,701
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2017A, Rev., 4.00%, 5/1/2023	20	20
Series 2015A, Rev., 5.00%, 3/1/2024	70	74
Series 2015A, Rev., 5.00%, 3/1/2025	170	184
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2015A, Rev., 5.00%, 8/1/2026	5,000	5,429
Series 2013A, Rev., 5.00%, 10/1/2029	25	26
Series A, Rev., 5.00%, 9/1/2030	2,000	2,106
Series 2016A, Rev., 5.00%, 9/1/2031	25	27
Series 2015A, Rev., 5.00%, 8/1/2032	15	16
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project
Rev., 4.00%, 4/1/2031 (a) (d)	300	290
Rev., 4.00%, 4/1/2036 (a) (d)	485	457
Rev., 4.00%, 4/1/2041 (a) (d)	550	501
Town of Trumbull Series B, GO, 5.00%, 9/1/2025	50	55
Total Connecticut		50,489
Delaware — 0.2%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Rev., 4.00%, 9/1/2023	355	360
Rev., 4.00%, 9/1/2025	385	392
Rev., 4.00%, 9/1/2030	530	531
Rev., 5.00%, 9/1/2040	1,550	1,647
Rev., 5.00%, 9/1/2050	600	629
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	5,000	5,174
Delaware Transportation Authority, Transportation System
Rev., 5.00%, 7/1/2023	40	41
Rev., 5.00%, 7/1/2025	25	27
State of Delaware Series 2019A, GO, 5.00%, 10/1/2022	45	45
University of Delaware
Rev., 5.00%, 11/1/2035	525	596
Rev., 5.00%, 11/1/2039	875	989
Total Delaware		10,431

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — 1.2%
District of Columbia
Series 2012C, Rev., 4.00%, 12/1/2022	20	20
Rev., 5.00%, 7/1/2023	100	102
Rev., 5.00%, 7/1/2024	100	104
Rev., 5.00%, 7/1/2025	180	190
Series 2017A, Rev., 5.00%, 7/1/2025	100	106
Rev., 5.00%, 7/1/2026	185	198
Series 2018A, GO, 5.00%, 6/1/2027	25	28
Rev., 5.00%, 7/1/2027	115	125
Series D, GO, 5.00%, 6/1/2028	1,500	1,690
Rev., 5.00%, 7/1/2028	250	273
Series 2016A, GO, 5.00%, 6/1/2029	25	28
Rev., 5.00%, 7/1/2029	255	280
Series 2017A, GO, 5.00%, 6/1/2030	1,250	1,400
Series D, GO, 5.00%, 6/1/2030	3,750	4,175
Series D, GO, 5.00%, 6/1/2031	50	56
Series 2019C, Rev., 5.00%, 10/1/2031	35	41
Series 2015A, GO, 5.00%, 6/1/2035	7,175	7,718
Series 2015A, GO, 5.00%, 6/1/2036	4,200	4,513
Series 2020A, Rev., 5.00%, 3/1/2038	70	81
Series 2020A, Rev., 5.00%, 3/1/2040	210	243
District of Columbia Water & Sewer Authority Series B, Rev., 5.00%, 10/1/2037	100	108
District of Columbia, Income Tax Series 2012A, Rev., 5.00%, 12/1/2022	20	20
Metropolitan Washington Airports Authority Aviation
Series 2019B, Rev., 5.00%, 10/1/2027	75	84
Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	197
Series 2021A, Rev., AMT, 5.00%, 10/1/2032	650	740
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	505
Washington Convention and Sports Authority, Senior Lien Dedicated Tax
Series 2018A, Rev., 5.00%, 10/1/2025	1,750	1,908
Series 2018A, Rev., 5.00%, 10/1/2026	5,005	5,572
Series 2018A, Rev., 5.00%, 10/1/2027	4,620	5,227
Series 2018A, Rev., 5.00%, 10/1/2028	4,035	4,562
Series 2018A, Rev., 5.00%, 10/1/2029	2,690	3,031
Washington Metropolitan Area Transit Authority
Series B, Rev., 5.00%, 7/1/2029	5	6
Series 2017B, Rev., 5.00%, 7/1/2030	50	56
Series A-1, Rev., 5.00%, 7/1/2030	5,185	5,798
Rev., 5.00%, 7/1/2034	5	6
Series 2017B, Rev., 5.00%, 7/1/2034	75	83
Total District of Columbia		49,274
Florida — 3.7%
Bay County School Board
Series 2020A, COP, AGM, 5.00%, 7/1/2032	825	964
Series 2020A, COP, AGM, 5.00%, 7/1/2033	675	786
Series 2020A, COP, AGM, 5.00%, 7/1/2034	1,000	1,158
Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2024	1,400	1,475

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Broward County, Water and Sewer Utility Series B, Rev., 5.00%, 10/1/2025	35	38
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities
Series 2020A-1, Rev., 5.00%, 10/1/2024	550	571
Series 2020A-1, Rev., 5.00%, 10/1/2025	1,000	1,048
Series 2020A-1, Rev., 5.00%, 10/1/2026	1,000	1,056
Series 2020A-1, Rev., 5.00%, 10/1/2027	1,000	1,062
Series 2020A-1, Rev., 5.00%, 10/1/2028	1,000	1,066
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (a) (d)	1,445	1,293
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (a) (d)	250	233
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., 4.00%, 10/1/2041 (a) (d)	500	437
City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2037	120	133
City of Jacksonville
Series 2016A, Rev., 5.00%, 10/1/2027	100	112
Series 2022A, Rev., 5.00%, 10/1/2029 (e)	1,670	1,940
Series 2022A, Rev., 5.00%, 10/1/2030 (e)	1,815	2,129
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project
Rev., 4.00%, 11/1/2036	500	505
Rev., 4.00%, 11/1/2037	1,040	1,047
Rev., 4.00%, 11/1/2038	1,085	1,088
Rev., 4.00%, 11/1/2039	1,650	1,648
Rev., 4.00%, 11/1/2040	2,170	2,159
City of Lakeland, Department of Electric Utilities Rev., 5.00%, 10/1/2032	250	296
City of Pompano Beach
GO, 5.00%, 7/1/2023	30	31
GO, 5.00%, 7/1/2030	110	125
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2030	1,900	1,812
Rev., 3.50%, 9/1/2035	2,250	2,044
Series 2021A, Rev., 4.00%, 9/1/2036	935	900
City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	50	52
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 5.00%, 7/1/2026	100	109
Series 2020B, Rev., 5.00%, 7/1/2027	125	138
Series 2020B, Rev., 5.00%, 7/1/2028	230	255
Series 2020B, Rev., 5.00%, 7/1/2029	225	252
Series 2020B, Rev., 5.00%, 7/1/2030	250	282
Series 2020B, Rev., 5.00%, 7/1/2031	325	364
Series 2020B, Rev., 5.00%, 7/1/2032	250	277
Series 2020B, Rev., 5.00%, 7/1/2033	250	277
Series 2020B, Rev., 5.00%, 7/1/2034	300	330
Series 2020B, Rev., 5.00%, 7/1/2035	300	329
Series 2020B, Rev., 5.00%, 7/1/2036	500	547
Series 2020B, Rev., 4.00%, 7/1/2038	185	187
Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,612
Series 2020B, Rev., 5.00%, 7/1/2040	2,340	2,546
Series 2020B, Rev., 4.00%, 7/1/2045	7,400	7,350

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
City of West Palm Beach, Special Obligation Series C, Rev., 5.00%, 10/1/2028	25	28
County of Broward, Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2027	1,850	2,041
County of Broward, Professional Sports Facilities, Civic Arena Project Rev., 5.00%, 9/1/2024	40	42
County of Escambia, Sales Tax Rev., 5.00%, 10/1/2025	15	16
County of Lee
Series 2021A, Rev., AMT, 5.00%, 10/1/2030	6,095	6,859
Series 2021A, Rev., 5.00%, 10/1/2031	5,550	6,271
County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	202
County of Manatee, Public Utilities
Rev., 5.00%, 10/1/2028	535	607
Rev., 5.00%, 10/1/2031	815	918
County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	25	25
County of Miami-Dade, Aviation System
Rev., AMT, 5.00%, 10/1/2028	1,500	1,565
Rev., 5.00%, 10/1/2029	900	972
Series B, Rev., 5.00%, 10/1/2029	1,250	1,310
County of Miami-Dade, Building Better Communities Program
Series 2016A, GO, 5.00%, 7/1/2033	2,835	3,093
Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,834
County of Miami-Dade, Capital Asset Acquisition Series 2019B, Rev., 5.00%, 4/1/2040	45	51
County of Miami-Dade, Subordinate Special Obligation
Rev., 5.00%, 10/1/2025	100	108
Rev., 5.00%, 10/1/2028	120	132
County of Miami-Dade, Transit System, Sales Surtax
Rev., 5.00%, 7/1/2022	90	90
Rev., 4.00%, 7/1/2034	35	36
Rev., 5.00%, 7/1/2034	475	545
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2033	25	28
Series 2017A, Rev., 4.00%, 10/1/2037	40	41
Series 2017A, Rev., 4.00%, 10/1/2039	50	51
Series 2019B, Rev., 5.00%, 10/1/2044	40	45
County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	530
County of Palm Beach, Public Improvement Rev., 5.00%, 5/1/2038	1,545	1,686
County of Polk, Utility System Rev., 5.00%, 10/1/2030	50	59
County of Sarasota, Guaranteed Entitlement Rev., 4.50%, 10/1/2023 (a) (b)	25	26
County of Sarasota, Utility System Series 2019A, Rev., 5.00%, 10/1/2038	35	40
East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2023	40	42
Escambia County Health Facilities Authority Series 2020A, Rev., 5.00%, 8/15/2040	3,600	3,903
Florida Atlantic University Finance Corp.
Series 2019A, Rev., 5.00%, 7/1/2025	100	108
Series 2019A, Rev., 5.00%, 7/1/2027	785	880
Series 2019B, Rev., 5.00%, 7/1/2032	1,715	1,939
Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,665
Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2028	40	46
Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	20	22

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp.
Series A, Rev., 2.63%, 12/15/2024 (d)	275	269
Series 2020A, Rev., 4.00%, 6/15/2025	455	467
Series 2022A, Rev., 5.00%, 6/15/2025	110	116
Series 2020A, Rev., 5.00%, 6/15/2026	370	394
Series 2022A, Rev., 5.00%, 6/15/2026	135	144
Series 2020A, Rev., 5.00%, 6/15/2027	390	420
Series 2022A, Rev., 5.00%, 6/15/2027	145	156
Series 2020A, Rev., 5.00%, 6/15/2028	410	439
Series 2020A, Rev., 5.00%, 6/15/2029	400	426
Series 2022A, Rev., 5.00%, 6/15/2029	235	250
Series A, Rev., 4.00%, 12/15/2029 (d)	265	267
Series 2020A, Rev., 5.00%, 6/15/2030	375	398
Series 2022A, Rev., 5.00%, 6/15/2030	245	260
Series 2020C, Rev., 4.00%, 9/15/2030 (d)	235	234
Series 2022A-1, Rev., 4.00%, 7/1/2031	170	169
Series 2022A, Rev., 5.00%, 6/15/2032	275	289
Series 2022A, Rev., 5.00%, 6/15/2033	380	398
Series 2022A, Rev., 5.00%, 6/15/2034	400	418
Series 2020A, Rev., 5.00%, 6/15/2035	1,000	1,043
Series 2022A, Rev., 5.00%, 6/15/2035	1,260	1,314
Series A, Rev., 5.00%, 12/15/2039 (d)	305	318
Series 2020C, Rev., 5.00%, 9/15/2040 (d)	525	539
Series 2022A-1, Rev., 5.00%, 7/1/2042	220	229
Series 2022B, Rev., 5.00%, 7/1/2042 (e)	230	229
Florida Development Finance Corp., Mayflower Retirement Community
Series 2021B2, Rev., 1.75%, 6/1/2026 (d)	925	862
Series 2021B1, Rev., 2.38%, 6/1/2027 (d)	730	676
Florida Gulf Coast University Financing Corp. Series 2019A, Rev., 5.00%, 2/1/2026	125	135
Florida Higher Educational Facilities Financial Authority
Rev., 5.00%, 10/1/2022	110	111
Rev., 5.00%, 10/1/2023	125	129
Greater Orlando Aviation Authority Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	1,986
Hillsborough County Aviation Authority Series 2018F, Rev., 5.00%, 10/1/2043	150	165
JEA Electric System
Series D, Rev., 5.00%, 4/1/2023 (b)	10	10
Series A, Rev., 5.00%, 10/1/2023 (b)	1,395	1,455
Key West Utility Board Rev., 5.00%, 10/1/2027	45	51
Lee County School Board (The) Series 2016A, COP, 5.00%, 8/1/2035	25	27
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	3,753
Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	2,795
Manatee County School District Rev., AGM, 5.00%, 10/1/2023	50	52
Miami-Dade County Health Facilities Authority
Series 2021A, Rev., 5.00%, 8/1/2023	250	259
Series 2021A, Rev., 4.00%, 8/1/2051	5,000	4,920
Orange County School Board Series 2016C, COP, 5.00%, 8/1/2033	40	44

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Orlando Utilities Commission, Utility System Series 2012A, Rev., 5.00%, 10/1/2023	25	26
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020B, Rev., 4.00%, 11/15/2041	250	246
Series 2020B, Rev., 5.00%, 11/15/2042	500	541
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion
Rev., 2.63%, 6/1/2025	4,185	4,065
Rev., 4.00%, 6/1/2026	300	302
Rev., 3.00%, 6/1/2027	7,780	7,455
Rev., 4.00%, 6/1/2031	1,250	1,218
Rev., 4.00%, 6/1/2041	1,600	1,481
Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	18,082
Pinellas County Educational Facilities Authority, Discovery Academy of Science Project Series 2022A, Rev., 4.00%, 6/1/2036 (a) (d)	1,660	1,504
School Board of Miami-Dade County (The) Series 2015A, COP, 5.00%, 5/1/2030	70	75
School District of Broward County Series 2019A, COP, 5.00%, 7/1/2029	35	40
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning
Series 2021A, Rev., 4.00%, 6/15/2036 (a) (d)	155	147
Series 2021A, Rev., 4.00%, 6/15/2041 (a) (d)	215	199
South Florida Water Management District COP, 5.00%, 10/1/2036	125	136
St. Johns County Industrial Development Authority, Vicar's Landing Project
Series 2021A, Rev., 4.00%, 12/15/2025	180	178
Series 2021A, Rev., 4.00%, 12/15/2026	185	182
Series 2021A, Rev., 4.00%, 12/15/2027	215	209
Series 2021A, Rev., 4.00%, 12/15/2028	200	192
Series 2021A, Rev., 4.00%, 12/15/2030	200	188
Series 2021A, Rev., 4.00%, 12/15/2031	205	191
Series 2021A, Rev., 4.00%, 12/15/2036	500	443
Series 2021A, Rev., 4.00%, 12/15/2041	375	315
State of Florida Board of Education, Public Education Capital Outlay
Series 2012C, GO, 5.00%, 6/1/2022	40	40
Series 2015F, GO, 5.00%, 6/1/2026	25	27
State of Florida Department of Education
Series 2018A, Rev., 5.00%, 7/1/2024	1,025	1,086
Series 2018A, Rev., 5.00%, 7/1/2025	2,375	2,569
Series 2018A, Rev., 5.00%, 7/1/2026	3,385	3,739
State of Florida Department of Transportation Turnpike System
Series 2013A, Rev., 5.00%, 7/1/2022	35	35
Series 2013B, Rev., 5.00%, 7/1/2022	75	75
Series 2013A, Rev., 5.00%, 7/1/2023	30	31
Series 2016A, Rev., 5.00%, 7/1/2023	20	21
Series 2019A, Rev., 5.00%, 7/1/2024	25	27
Tohopekaliga Water Authority, Utility System
Rev., 4.00%, 10/1/2022	25	25
Rev., 4.00%, 10/1/2034	30	32
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2035	400	407
Series 2020A, Rev., 4.00%, 10/15/2036	500	508

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Wildwood Utility Dependent District, South Sumter Utility Project
Rev., 5.00%, 10/1/2029	150	172
Rev., 5.00%, 10/1/2031	250	293
Total Florida		157,037
Georgia — 1.9%
Albany-Dougherty Inner City Authority, State University Projects
Rev., 5.00%, 7/1/2029	1,050	1,193
Rev., 5.00%, 7/1/2030	1,155	1,320
Rev., 5.00%, 7/1/2031	425	484
Athens-Clarke County Unified Government, Sales Tax GO, 5.00%, 12/1/2028	300	348
Cherokee County Board of Education, School System
GO, 5.00%, 8/1/2031	725	799
GO, 5.00%, 8/1/2032	750	825
GO, 5.00%, 8/1/2033	690	759
City of Atlanta, Water and Wastewater
Series 2013B, Rev., 5.00%, 11/1/2023	30	31
Rev., 5.00%, 11/1/2029	2,110	2,263
Rev., 5.00%, 11/1/2030	4,250	4,550
City of Bainbridge, Combined Utility Revenue
Rev., 4.00%, 12/1/2032	270	288
Rev., 4.00%, 12/1/2034	600	630
Rev., 4.00%, 12/1/2035	1,270	1,324
Rev., 4.00%, 12/1/2037	1,360	1,407
City of Columbus, Water and Sewerage
Series 2014A, Rev., 5.00%, 5/1/2027	445	468
Series 2014A, Rev., 5.00%, 5/1/2028	595	625
Rev., 5.00%, 5/1/2031	280	307
Rev., 5.00%, 5/1/2034	350	383
Rev., 5.00%, 5/1/2035	350	382
Clayton County Development Authority, Clayton State University
Rev., 5.00%, 7/1/2029	175	201
Rev., 5.00%, 7/1/2030	200	232
Rev., 5.00%, 7/1/2031	175	205
Rev., 5.00%, 7/1/2032	205	238
Rev., 5.00%, 7/1/2033	250	290
Rev., 5.00%, 7/1/2035	270	310
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Series 2020A, Rev., 4.00%, 4/1/2032	400	416
Series 2020A, Rev., 4.00%, 4/1/2033	500	516
Series 2020A, Rev., 4.00%, 4/1/2034	350	360
Series 2020A, Rev., 4.00%, 4/1/2035	250	255
Series 2020A, Rev., 4.00%, 4/1/2036	505	514
Series 2020A, Rev., 3.00%, 4/1/2037	700	645
Series 2020A, Rev., 4.00%, 4/1/2039	475	481
Series 2020A, Rev., 3.00%, 4/1/2045	1,785	1,485
County of DeKalb, Water and Sewerage
Series B, Rev., 5.25%, 10/1/2022	4,810	4,874

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series B, Rev., 5.25%, 10/1/2023	8,660	9,064
Series 2006B, Rev., 5.25%, 10/1/2026	5,500	6,199
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Inc. Series 2019B, Rev., 5.00%, 7/1/2032	50	55
Gainesville & Hall County Hospital Authority Series 2017A, Rev., 5.00%, 2/15/2028	115	125
George L Smith II Congress Center Authority
Series 2021A, Rev., 2.38%, 1/1/2031	500	443
Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,083
Series 2021A, Rev., 4.00%, 1/1/2036	500	479
Series 2021B, Rev., 5.00%, 1/1/2036 (d)	1,000	1,010
Georgia Higher Education Facilities Authority
Rev., 5.00%, 6/15/2023	645	667
Rev., 5.00%, 6/15/2024	580	613
Rev., 5.00%, 6/15/2025	650	702
Rev., 5.00%, 6/15/2026	500	550
Rev., 5.00%, 6/15/2027	500	560
Rev., 5.00%, 6/15/2028	500	568
Rev., 5.00%, 6/15/2029	500	572
Rev., 5.00%, 6/15/2030	500	568
Rev., 5.00%, 6/15/2031	800	906
Rev., 3.00%, 6/15/2032	1,175	1,146
Rev., 5.00%, 6/15/2033	1,660	1,872
Rev., 5.00%, 6/15/2034	1,125	1,267
Rev., 5.00%, 6/15/2035	1,250	1,406
Rev., 4.00%, 6/15/2036	1,000	1,035
Rev., 4.00%, 6/15/2037	1,500	1,539
Rev., 4.00%, 6/15/2039	1,785	1,833
Glynn-Brunswick Memorial Hospital Authority
Rev., 4.00%, 8/1/2035	500	494
Rev., 4.00%, 8/1/2036	375	369
Rev., 4.00%, 8/1/2037	495	495
Henry County Water Authority
Rev., AGM - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,785
Rev., AGM - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2029	25	29
Milledgeville & Baldwin County Development Authority Rev., 5.00%, 6/15/2032	670	779
Polk County School District, Sales Tax GO, 5.00%, 3/1/2025	360	389
Private Colleges and Universities Authority, Emory University
Series 2019A, Rev., 5.00%, 9/1/2028	40	46
Series 2013A, Rev., 5.00%, 10/1/2043	2,005	2,052
State of Georgia
Series E, GO, 5.00%, 12/1/2023	20	21
Series A-2, GO, 5.00%, 2/1/2029	5,020	5,625
Total Georgia		79,754
Hawaii — 0.4%
City and County Honolulu, Wastewater System Series 2019A, Rev., 4.00%, 7/1/2025	25	26
City and County of Honolulu
Series 2019D, GO, 5.00%, 8/1/2023	20	21
Series 2017D, GO, 5.00%, 9/1/2023	20	21

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hawaii — continued
Series B, GO, 5.00%, 10/1/2027	8,695	9,470
Series C, GO, 5.00%, 10/1/2027	3,000	3,267
State of Hawaii
Series FE, GO, 5.00%, 10/1/2027	1,315	1,465
Series FG, GO, 5.00%, 10/1/2028	2,500	2,778
Total Hawaii		17,048
Idaho — 0.2%
Idaho Housing & Finance Association
Series A, Rev., 5.00%, 7/15/2025	2,550	2,763
Series A, Rev., 5.00%, 7/15/2026	4,800	5,309
Total Idaho		8,072
Illinois — 6.5%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	333
City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	100	101
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2022	600	607
Rev., 5.00%, 11/1/2027	1,000	1,046
Rev., 5.00%, 11/1/2030	500	517
City of Decatur GO, AGM, 5.00%, 3/1/2028	15	16
City of Rockford, Sales Tax
GO, 4.00%, 12/15/2027	255	274
GO, 4.00%, 12/15/2029	515	556
GO, 4.00%, 12/15/2030	360	382
City of Springfield, Electric System, Senior Lien
Rev., 5.00%, 3/1/2027	4,500	4,819
Rev., 5.00%, 3/1/2028	4,000	4,277
Rev., AGM, 3.50%, 3/1/2030	3,500	3,557
Cook County School District No. 111 Burbank GO, AGM, 4.00%, 12/1/2035	50	52
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2024	15	16
County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	4,062
County of Du Page, Courthouse Project
GO, 5.00%, 1/1/2028	255	280
GO, 5.00%, 1/1/2029	730	801
County of Will GO, 4.00%, 11/15/2036	60	62
Du Page Cook & Will Counties Community College District No. 502 GO, 5.00%, 6/1/2023	25	26
DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale
Rev., 5.00%, 12/1/2025	25	27
Series 2018A, GO, 4.00%, 1/15/2032	25	27
DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2025	30	33
DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	27
Illinois Finance Authority
Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,067
Series C, Rev., 5.00%, 3/1/2025	400	426
Rev., 4.13%, 5/1/2025	5	5
Rev., 4.13%, 5/1/2025 (b)	5	5
Rev., 5.00%, 12/1/2025	20	22

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Rev., 4.00%, 10/15/2026	465	465
Rev., 4.00%, 10/15/2027	485	482
Rev., 4.00%, 11/1/2027	75	77
Rev., 4.00%, 10/15/2028	320	316
Rev., 4.00%, 11/1/2028	120	122
Rev., 4.00%, 10/15/2029	900	883
Rev., 4.00%, 11/1/2029	120	121
Rev., 4.00%, 10/15/2030	625	609
Rev., 4.00%, 11/1/2030	130	131
Rev., 4.00%, 11/15/2030	45	47
Rev., 4.00%, 10/15/2031	1,000	967
Rev., 4.00%, 11/1/2031	130	130
Series 2021A, Rev., 5.00%, 5/15/2032	140	142
Series 2021A, Rev., 5.00%, 5/15/2033	145	146
Series 2021A, Rev., 5.00%, 5/15/2034	300	302
Series 2021A, Rev., 5.00%, 5/15/2035	315	316
Rev., 4.00%, 12/1/2035	40	41
Series 2021A, Rev., 5.00%, 5/15/2036	325	326
Rev., 5.00%, 7/1/2039	80	89
Rev., 4.00%, 11/1/2041	375	361
Rev., 4.13%, 5/1/2045	30	30
Illinois Sports Facilities Authority (The)
Rev., 5.00%, 6/15/2028	2,000	2,264
Rev., 5.00%, 6/15/2029	2,500	2,869
Rev., 5.00%, 6/15/2030	1,500	1,709
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2028	25	28
Series 2015B, Rev., 5.00%, 1/1/2029	35	38
Series 2016B, Rev., 5.00%, 1/1/2030	30	32
Series 2019C, Rev., 5.00%, 1/1/2031	11,050	12,569
Series 2016A, Rev., 5.00%, 12/1/2031	30	32
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,775
Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	22
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	70
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	70
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	43
Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	80
Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	106
Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	120
Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	136
Series 2020A, GO, AGM, 4.00%, 12/1/2034	230	240
Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	292
Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	260
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2030	730	780
GO, AGM, 4.00%, 2/1/2031	830	880

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, AGM, 4.00%, 2/1/2032	535	564
GO, AGM, 4.00%, 2/1/2033	500	526
McHenry County Community Consolidated School District No. 47 Crystal Lake Rev., 4.00%, 2/1/2028	25	27
Northern Illinois University, Auxiliary Facilities System
Series 2020B, Rev., 5.00%, 4/1/2027	550	607
Series 2020B, Rev., 5.00%, 4/1/2028	650	727
Series 2020B, Rev., 5.00%, 4/1/2029	425	481
Series 2020B, Rev., 5.00%, 4/1/2030	250	286
Series 2020B, Rev., 5.00%, 4/1/2032	650	739
Series 2020B, Rev., 5.00%, 4/1/2033	675	765
Series 2020B, Rev., 5.00%, 4/1/2034	475	537
Peoria County Community Unit School District No. 323 GO, 4.00%, 4/1/2027	100	106
Regional Transportation Authority Series 2002A, Rev., NATL - RE, 6.00%, 7/1/2029	55	67
Sales Tax Securitization Corp.
Series 2017A, Rev., 5.00%, 1/1/2027	90	99
Series C, Rev., 5.50%, 1/1/2030	18,250	20,883
Series C, Rev., 5.50%, 1/1/2031	26,360	30,062
Series C, Rev., 5.25%, 1/1/2034	22,520	25,199
Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625	725
State of Illinois
GO, 4.13%, 6/18/2022	30	30
GO, 5.00%, 6/18/2022	11,520	11,540
GO, 5.00%, 8/1/2022	25	25
Series 2018A, GO, 5.00%, 10/1/2022	180	182
GO, 5.00%, 5/1/2023	120	123
Series 2018A, GO, 4.00%, 5/1/2024	50	51
Series D, GO, 5.00%, 11/1/2024	15,715	16,592
GO, 5.00%, 1/1/2025	700	741
GO, 5.00%, 11/1/2025	1,750	1,876
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,360
GO, 5.00%, 2/1/2026	4,900	5,272
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,620
GO, 5.00%, 6/1/2027	25	27
GO, 5.00%, 1/1/2028	150	160
GO, 4.50%, 2/1/2029	450	459
Series 2018A, GO, 5.00%, 5/1/2030	35	38
GO, 4.13%, 11/1/2031	40	40
Series 2022B, GO, 5.00%, 3/1/2032 (e)	10,000	10,902
GO, 4.00%, 6/1/2032	100	100
Series 2022B, GO, 5.00%, 3/1/2033 (e)	12,500	13,461
Series 2020B, GO, 4.00%, 10/1/2033	3,990	3,921
Series 2021B, GO, 5.00%, 12/1/2033	3,000	3,208
Series 2021A, GO, 5.00%, 3/1/2034	4,000	4,253
Series 2022A, GO, 5.00%, 3/1/2034 (e)	10,765	11,510
Series 2022A, GO, 5.00%, 3/1/2035 (e)	12,000	12,807
Series 2021A, GO, 5.00%, 3/1/2036	2,860	3,030
Series 2021A, GO, 4.00%, 3/1/2038	6,705	6,442

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 2/1/2039	2,255	2,281
Series 2021A, GO, 4.00%, 3/1/2039	2,975	2,838
Series 2021A, GO, 4.00%, 3/1/2040	1,300	1,233
Series 2021A, GO, 4.00%, 3/1/2041	2,200	2,072
Series 2020C, GO, 4.00%, 10/1/2041	3,570	3,356
State of Illinois, Sales Tax
Rev., 5.00%, 6/15/2023	40	41
Series D, Rev., 5.00%, 6/15/2024	40	42
Village of Bolingbrook Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	160
Village of Bolingbrook, Capital Appreciation Series C, GO, NATL - RE, Zero Coupon, 1/1/2023	2,195	2,169
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
Rev., AGM, 4.00%, 3/1/2026	620	655
Rev., AGM, 4.00%, 3/1/2027	375	400
Rev., AGM, 4.00%, 3/1/2028	1,000	1,060
Village of Westmont GO, 4.00%, 1/1/2027	45	48
Will County Community Unit School District No. 365-U Valley View
GO, 4.00%, 1/1/2030	975	1,012
GO, 4.00%, 1/1/2033	1,000	1,027
GO, 3.00%, 7/1/2036	1,700	1,673
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2031	500	588
GO, 5.00%, 12/15/2032	500	587
GO, 5.00%, 12/15/2033	710	832
GO, 5.00%, 12/15/2034	915	1,070
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	40	44
Total Illinois		277,299
Indiana — 1.4%
Beech Grove Central School Building Corp., Unlimited Tax Series 2021A, Rev., 4.00%, 7/15/2034	160	173
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2028	10	11
Carmel Redevelopment Authority, Option Income Tax Lease Rental Series 2014B, Rev., 5.00%, 7/1/2023	25	26
City of Fishers Series 2018C, GO, 5.00%, 1/1/2026	40	44
City of Franklin, Otterbeit Homes
Series B, Rev., 5.00%, 7/1/2025	1,500	1,607
Series B, Rev., 5.00%, 7/1/2027	500	551
Series B, Rev., 5.00%, 7/1/2030	670	752
Series B, Rev., 5.00%, 7/1/2032	735	819
Series B, Rev., 4.00%, 7/1/2034	805	833
Series B, Rev., 4.00%, 7/1/2035	685	707
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	614
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	4,024
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,780
City of Valparaiso Rev., 5.38%, 12/1/2041 (a) (d)	1,550	1,253
East Allen Multi School Building Corp. Rev., 5.00%, 1/15/2038	25	28
Fort Wayne Redevelopment Authority
Rev., 5.00%, 8/1/2024	1,095	1,149
Rev., 5.00%, 2/1/2025	500	524

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Greenfield Middle School Building Corp.
Rev., 4.00%, 7/15/2033	245	259
Rev., 4.00%, 1/15/2035	550	579
Hamilton Southeastern Consolidated School Building Corp. Rev., 5.00%, 1/15/2026	30	33
Hobart Building Corp. Rev., 5.00%, 1/15/2029	65	72
Huntington Countywide School Building Corp. Rev., 5.00%, 1/15/2035	35	40
Indiana Bond Bank
Series 2012C, Rev., 5.00%, 8/1/2022	10	10
Series 2019B, Rev., Zero Coupon, 7/15/2024	20	19
Series 2019B, Rev., Zero Coupon, 7/15/2025	250	231
Series 2019B, Rev., Zero Coupon, 1/15/2026	370	338
Series 2019B, Rev., Zero Coupon, 7/15/2026	370	333
Series 2019B, Rev., Zero Coupon, 1/15/2027	325	288
Series 2019B, Rev., Zero Coupon, 7/15/2027	320	279
Series 2019B, Rev., Zero Coupon, 1/15/2028	450	385
Series 2019B, Rev., Zero Coupon, 7/15/2028	450	378
Series 2019B, Rev., Zero Coupon, 1/15/2029	560	463
Series 2019B, Rev., Zero Coupon, 7/15/2029	735	600
Series 2019B, Rev., Zero Coupon, 1/15/2030	750	597
Series 2019B, Rev., Zero Coupon, 7/15/2030	740	575
Indiana Finance Authority
Series C, Rev., 5.00%, 2/1/2023 (b)	3,000	3,071
Rev., 5.00%, 10/1/2024	1,000	1,044
Rev., 5.00%, 10/1/2025	675	715
Series 2017B, Rev., 5.00%, 2/1/2026	20	22
Series 2016B, Rev., 5.00%, 11/1/2026	10	11
Series 2015A, Rev., 5.00%, 2/1/2027	1,000	1,073
Series 2019A, Rev., 5.00%, 11/1/2029	125	140
Rev., 5.00%, 6/1/2030	110	126
Series 2020A, Rev., 4.00%, 7/1/2030	110	110
Series 2012A, Rev., 4.25%, 11/1/2030 (e)	2,500	2,561
Series 2019A, Rev., 5.00%, 11/1/2030	500	555
Series 2019A, Rev., 5.00%, 11/1/2031	1,020	1,125
Rev., 5.00%, 6/1/2032	70	79
Series 2021A, Rev., 4.00%, 7/1/2032	135	140
Series 2017B, Rev., 5.00%, 11/1/2032	25	27
Series 2019A, Rev., 5.00%, 11/1/2032	530	580
Series 2019A, Rev., 5.00%, 2/1/2033	30	34
Series 2019A, Rev., 5.00%, 11/1/2033	1,110	1,213
Series 2019A, Rev., 5.00%, 2/1/2034	35	40
Rev., 4.00%, 6/1/2034	120	124
Rev., 4.00%, 10/1/2034	170	171
Series 2019A, Rev., 5.00%, 11/1/2034	760	827
Series 2018A, Rev., 5.00%, 2/1/2035	100	112
Rev., 4.00%, 10/1/2035	415	417
Series 2019A, Rev., 5.00%, 11/1/2035	665	721
Series 2016A, Rev., 5.00%, 10/1/2036	70	76

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Series 2019A, Rev., 4.00%, 11/1/2036	230	234
Series 2019A, Rev., 4.00%, 11/1/2037	335	339
Series 2019A, Rev., 4.00%, 11/1/2038	340	342
Series 2019A, Rev., 4.00%, 11/1/2039	355	356
Indiana Housing & Community Development Authority
Series 2021B, Rev., 4.00%, 4/1/2024	500	485
Series 2021A, Rev., 5.00%, 4/1/2031 (d)	665	604
Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	1,628
Indianapolis Local Public Improvement Bond Bank
Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,273
Series 2019A, Rev., 5.00%, 2/1/2032	225	257
Series 2017C, Rev., 5.00%, 1/1/2035	195	219
Michigan City School Building Corp. Series 2016A, Rev., 5.00%, 1/15/2025	4,925	5,217
MSD Warren Township Vision 2005 School Building Corp. Rev., 4.00%, 7/10/2032	25	27
North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 7/15/2032	25	28
Northern Wells Multi-School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2035	50	53
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Series 2012B, Rev., 5.00%, 7/15/2022	25	25
Plainfield High School Building Corp., Ad Valorem Property Tax, First Mortgage
Rev., 5.00%, 7/15/2023	750	778
Rev., 5.00%, 7/15/2024	1,255	1,329
Series 2019A, Rev., 5.00%, 7/15/2028	30	34
Purdue University, Student Fee Series DD, Rev., 5.00%, 7/1/2026	1,000	1,117
Valparaiso Multi-Schools Building Corp., Unlimited AD Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2024	50	52
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2032	265	311
Yorktown Redevelopment Authority, Ad Valorem Property Tax Lease Rev., 4.00%, 1/15/2026	35	37
Total Indiana		60,233
Iowa — 0.2%
City of Cedar Rapids, Sewer Series 2019C, Rev., 4.00%, 6/1/2031	25	26
City of Des Moines, Capital Loan Notes Series 2014E, GO, 5.00%, 6/1/2022	30	30
County of Linn
COP, 4.00%, 6/1/2030	490	525
COP, 4.00%, 6/1/2032	1,455	1,544
COP, 4.00%, 6/1/2033	1,615	1,709
COP, 4.00%, 6/1/2034	700	740
COP, 4.00%, 6/1/2035	575	605
Iowa Finance Authority
Rev., 3.00%, 9/1/2022	315	314
Series 2016E, Rev., 5.00%, 8/15/2023	435	451
Rev., 4.00%, 9/1/2025	115	111
Rev., 5.00%, 9/1/2026	85	84
Rev., 5.00%, 8/1/2027	30	33
Rev., 5.00%, 9/1/2028	200	194
Rev., 5.00%, 9/1/2030	110	104
Rev., 5.00%, 8/1/2031	30	34
Rev., 5.00%, 9/1/2031	100	94
Rev., 5.00%, 9/1/2036	440	395

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — continued
State of Iowa, IJOBS Program, Special Obligation Series 2016A, Rev., 5.00%, 6/1/2023	35	36
State of Iowa, Special Obligation Rev., 5.00%, 6/15/2024	200	212
Waukee Community School District Series 2016B, GO, 5.00%, 6/1/2022	20	20
Total Iowa		7,261
Kansas — 0.6%
Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2027 (a) (b)	790	901
City of Manhattan, Meadowlark Hills
Series 2021A, Rev., 4.00%, 6/1/2026	315	315
Series 2021A, Rev., 4.00%, 6/1/2027	330	328
Series 2021A, Rev., 4.00%, 6/1/2028	300	297
Series 2021A, Rev., 4.00%, 6/1/2036	500	468
Series 2021A, Rev., 4.00%, 6/1/2046	500	436
City of Wichita, Airport Bonds Series 2015A, GO, 4.00%, 12/1/2040	25	25
Johnson & Miami Counties Unified School District No. 230 Spring Hills Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,083
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (a) (b)	100	115
State of Kansas Department of Transportation
Series 2018A, Rev., 5.00%, 9/1/2023	20	21
Series 2015B, Rev., 5.00%, 9/1/2029	5,150	5,587
Series B, Rev., 5.00%, 9/1/2030	8,025	8,698
Series B, Rev., 5.00%, 9/1/2035	4,625	4,993
Wyandotte County Unified School District No. 203 Piper
Series 2018A, GO, 5.00%, 9/1/2041	1,000	1,128
Series 2018A, GO, 5.00%, 9/1/2042	30	34
Total Kansas		26,429
Kentucky — 1.5%
City of Hazard, Appalachian Regional Healthcare Project
Rev., 4.00%, 7/1/2035	1,300	1,324
Rev., 4.00%, 7/1/2037	1,000	1,012
Rev., 4.00%, 7/1/2038	1,040	1,048
City of Hermiston
Series 2022B, Rev., AMT, 3.70%, 1/1/2032 (d)	3,955	3,952
Series 2022B, Rev., AMT, 4.45%, 1/1/2042 (d)	500	501
County of Carroll, Kentucky Environmental Facilities
Series A, Rev., AMT, 2.00%, 2/1/2032	11,025	9,516
Series B, Rev., AMT, 2.13%, 10/1/2034	7,440	6,270
Kentucky Economic Development Finance Authority
Series B, Rev., 5.00%, 8/15/2028	2,885	3,171
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,346
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,072
Series 2019A-1, Rev., 5.00%, 8/1/2035	500	528
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,777
Series 2017A, Rev., 5.00%, 6/1/2037	2,795	2,965
Kentucky Public Energy Authority
Series 2018A, Rev., 4.00%, 4/1/2024 (a) (c)	6,450	6,564
Series 2019C, Rev., 4.00%, 2/1/2028 (a) (c)	10,300	10,626
Series 2022A-1, Rev., 4.00%, 8/1/2030 (a) (c)	10,705	10,985

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Louisville Series 2016A, Rev., 5.00%, 10/1/2024	40	42
Warren County School District Finance Corp. Rev., 5.00%, 6/1/2025	100	108
Total Kentucky		62,807
Louisiana — 0.8%
City of Alexandria Series 2013A, Rev., 5.00%, 5/1/2023 (a) (b)	1,400	1,444
City of Shreveport, Water and Sewer Series 2016B, Rev., 5.00%, 12/1/2031	75	83
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2023	370	387
Series C, Rev., 5.00%, 12/1/2024	510	545
Series 2018C, Rev., 5.00%, 12/1/2025	835	912
Series 2018C, Rev., 5.00%, 12/1/2026	500	558
Series 2018C, Rev., 5.00%, 12/1/2028	400	456
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	343
Series C, Rev., 5.00%, 12/1/2029	1,500	1,703
Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	569
Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	567
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	504
Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	343
Louisiana Public Facilities Authority
Series 2016A, Rev., 5.00%, 12/15/2027	160	175
Rev., 5.00%, 5/15/2031	875	978
Series 2021C, Rev., 4.00%, 6/1/2031 (d)	245	236
Series 2021A, Rev., 5.00%, 6/1/2031 (d)	450	452
Series 2020A, Rev., 5.00%, 4/1/2032	150	169
Rev., 5.00%, 5/15/2032	900	997
Rev., 5.00%, 5/15/2033	700	774
Series 2020A, Rev., 5.00%, 4/1/2034	500	558
Rev., 5.00%, 5/15/2034	875	962
Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	365
Series 2021A, Rev., 4.00%, 6/1/2041 (d)	1,330	1,201
Series 2021C, Rev., 4.00%, 6/1/2041 (d)	440	397
Series 2021A, Rev., 5.00%, 6/1/2041 (d)	525	491
Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	402
Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	619
Louisiana State University & Agricultural & Mechanical College Rev., 3.75%, 7/1/2024 (b)	75	78
State of Louisiana
Series 2012C, GO, 5.00%, 7/15/2022	15	15
Series 2019A, Rev., 5.00%, 9/1/2022	30	30
Series 2019A, GO, 5.00%, 3/1/2035	13,000	14,750
Series 2019A, GO, 5.00%, 3/1/2038	3,470	3,917
Total Louisiana		35,980
Maine — 0.1%
City of Portland GO, 5.00%, 4/1/2024	25	26
Maine Health & Higher Educational Facilities Authority
Series 2020A, Rev., 5.00%, 7/1/2033	1,000	1,107
Series 2020A, Rev., 5.00%, 7/1/2034	1,000	1,105

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maine — continued
Series 2020A, Rev., 5.00%, 7/1/2035	500	551
Series 2019B, Rev., 4.00%, 7/1/2036	25	26
Series 2020A, Rev., 4.00%, 7/1/2036	950	971
Maine Municipal Bond Bank
Series 2015A, Rev., 5.00%, 9/1/2024	70	74
Series C, Rev., 5.00%, 11/1/2034	660	742
Total Maine		4,602
Maryland — 3.5%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,277
City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	14,990
County of Anne Arundel, Consolidated General Improvements
GO, 5.00%, 10/1/2027	6,000	6,854
GO, 5.00%, 10/1/2034	3,360	3,691
GO, 5.00%, 10/1/2035	2,395	2,629
GO, 5.00%, 10/1/2037	3,400	3,728
County of Anne Arundel, Consolidated Water and Sewer
GO, 5.00%, 10/1/2026	2,260	2,532
GO, 5.00%, 10/1/2027	2,260	2,582
GO, 5.00%, 10/1/2034	1,875	2,060
GO, 5.00%, 10/1/2035	1,925	2,113
County of Baltimore, Consolidated Public Improvement
GO, 5.00%, 8/1/2026	1,400	1,526
GO, 5.00%, 3/1/2028	4,930	5,669
GO, 5.00%, 3/1/2029	5,540	6,345
GO, 5.00%, 3/1/2030	6,335	7,228
County of Baltimore, Metropolitan District, 2019 Crossover GO, 5.00%, 11/1/2024	25	27
County of Baltimore, Metropolitan District, 80th Issue
GO, 5.00%, 3/1/2027	4,830	5,458
GO, 5.00%, 3/1/2029	5,500	6,300
GO, 5.00%, 3/1/2030	5,665	6,463
GO, 5.00%, 3/1/2031	6,125	6,964
County of Howard, Consolidated Public Improvement
Series 2018A, GO, 5.00%, 2/15/2027	5,435	6,136
Series 2018A, GO, 5.00%, 2/15/2029	6,605	7,559
Series D, GO, 5.00%, 2/15/2030	4,780	5,449
Series 2017D, GO, 4.00%, 2/15/2032	40	43
County of Montgomery, Department of Liquor Control Series 2019A, Rev., 5.00%, 4/1/2027	75	84
County of Prince George's, Consolidated Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	12
Maryland Economic Development Corp. 4.00%, 9/1/2040	875	799
Maryland Health & Higher Educational Facilities Authority
Rev., 5.00%, 6/1/2029	150	164
Rev., 5.00%, 6/1/2031	175	193
Rev., 4.00%, 6/1/2034	350	347
Rev., 4.00%, 6/1/2035	475	470
Rev., 4.00%, 7/1/2035	1,000	1,020
Rev., 4.00%, 7/1/2036	1,000	1,014
Rev., 4.00%, 6/1/2037	445	438

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Rev., 4.00%, 6/1/2039	465	454
Rev., 3.25%, 7/1/2039	175	156
Rev., 4.00%, 6/1/2040	250	243
Rev., 4.00%, 7/1/2040	215	215
Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,266
Rev., 4.00%, 7/1/2045	800	791
Rev., 4.00%, 7/1/2050	1,295	1,238
Maryland Health and Higher Educational Facilities Authority Rev., 5.00%, 6/1/2033	200	218
State of Maryland, Department of Transportation Rev., 5.00%, 10/1/2027	2,000	2,233
State of Maryland, State and Local Facilities Loan of 2017
Series 2017A, GO, 5.00%, 3/15/2024	40	42
Series A, GO, 4.00%, 3/15/2030	22,225	23,806
State of Maryland, State and Local Facilities Loan of 2018 Series 2018A, GO, 5.00%, 3/15/2029	4,225	4,842
Washington Suburban Sanitary Commission, Consolidated Public Improvement Rev., 5.00%, 6/1/2030	25	29
Total Maryland		148,697
Massachusetts — 3.0%
City of Lawrence, State Qualified Municipal Purpose Loan of 2022 Bonds GO, 4.00%, 6/1/2036 (e)	1,215	1,283
City of Westfield, Municipal Purpose Loan
GO, 5.00%, 10/15/2022	25	25
GO, 5.00%, 3/1/2024	20	21
City of Woburn GO, 5.00%, 7/15/2027	45	51
Commonwealth of Massachusetts
Series B, GO, 5.25%, 8/1/2023	10,000	10,423
Series 2017D, GO, 5.00%, 7/1/2027	45	51
Series A, GO, 5.00%, 7/1/2027	25	28
Series A, GO, 5.00%, 7/1/2036	3,535	3,780
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series 2013A, Rev., GAN, 5.00%, 6/15/2022 (b)	20	20
Commonwealth of Massachusetts Transportation Fund Series 2016A, Rev., 5.00%, 6/1/2027	15	17
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,478
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2029	9,460	9,900
Commonwealth of Massachusetts, Consolidated Loan of 2016
Series 2016A, GO, 5.00%, 3/1/2031	2,250	2,346
Series 2016A, GO, 5.00%, 3/1/2032	1,000	1,042
Series J, GO, 4.00%, 12/1/2039	13,125	13,557
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series A, GO, 5.00%, 4/1/2032	9,145	10,164
Series 2017A, GO, 5.00%, 4/1/2033	10,000	11,099
Series 2017D, GO, 5.00%, 2/1/2036	40	44
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018A, GO, 5.00%, 1/1/2040	35	39
Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020A, GO, 5.00%, 3/1/2023	20	21
Essex North Shore Agricultural & Technical School District GO, 4.00%, 6/1/2043	35	35
Massachusetts Bay Transportation Authority Assessment
Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,461
Series 2006A, Rev., 5.25%, 7/1/2027 (b)	5,525	6,305
Series 2006A, Rev., 5.25%, 7/1/2027	5,005	5,732

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Bay Transportation Authority Sales Tax
Series 2004A, Rev., 5.50%, 7/1/2024	25	27
Series B, Rev., NATL - RE, 5.50%, 7/1/2026	5	6
Series 2015A, Rev., 5.00%, 7/1/2027	25	27
Series 2017A-2, Rev., 5.00%, 7/1/2027	25	28
Series 2005A, Rev., 5.00%, 7/1/2028	25	29
Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,927
Series 2005A, Rev., 5.00%, 7/1/2031	1,255	1,502
Series A-1, Rev., 5.25%, 7/1/2033	5,000	6,201
Massachusetts Clean Water Trust (The)
Series 21, Rev., 5.00%, 8/1/2031	110	126
Series 22, Rev., 5.00%, 8/1/2033	25	29
Massachusetts Development Finance Agency
Series G, Rev., 5.00%, 7/15/2023 (d)	120	123
Series G, Rev., 5.00%, 7/15/2024 (d)	130	136
Series G, Rev., 5.00%, 7/15/2025 (d)	120	127
Series G, Rev., 5.00%, 7/15/2027 (d)	320	348
Series 2020C, Rev., AGM, 5.00%, 10/1/2028	1,165	1,313
Rev., 5.00%, 7/1/2029	440	481
Series 2016I, Rev., 5.00%, 7/1/2029	145	155
Series 2020A-2, Rev., 5.00%, 7/1/2029	75	86
Series G, Rev., 5.00%, 7/15/2029 (d)	600	665
Series 2020C, Rev., AGM, 5.00%, 10/1/2029	665	757
Rev., 5.00%, 7/1/2030	720	784
Series 2020C, Rev., AGM, 5.00%, 10/1/2030	675	776
Rev., 5.00%, 7/1/2031	620	670
Series G, Rev., 5.00%, 7/15/2031 (d)	675	725
Series 2020C, Rev., AGM, 5.00%, 10/1/2031	635	717
Rev., 5.00%, 7/1/2032	770	831
Series G, Rev., 5.00%, 7/15/2032 (d)	400	426
Rev., 5.00%, 7/1/2033	800	862
Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,435
Rev., 5.00%, 7/1/2034	550	590
Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,301
Rev., 5.13%, 1/1/2040	410	415
Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,558
Massachusetts Health & Educational Facilities Authority Series M, Rev., 5.25%, 7/1/2025	4,070	4,456
Massachusetts School Building Authority Series 2015B, Rev., 5.00%, 1/15/2025	40	43
Massachusetts Transportation Trust Fund Metropolitan Highway System
Series A, Rev., 5.00%, 1/1/2028	3,765	4,301
Series 2019C, Rev., 5.00%, 1/1/2035	40	45
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2023	20	21
Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,331
Series C, Rev., 5.00%, 8/1/2030	55	62
Series B, Rev., AGM, 5.25%, 8/1/2036	20	26
Town of Longmeadow GO, 5.00%, 6/1/2025	25	27

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Town of South Hadley, Municipal Purpose Loan Series 2017A, GO, 4.00%, 6/15/2022	40	40
Town of Stoughton, Municipal Purpose Loan
GO, 5.00%, 10/15/2022	35	35
GO, 4.00%, 10/15/2038	50	52
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	119
Total Massachusetts		125,663
Michigan — 1.1%
Bendle Public School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2035	40	41
Cadillac Area Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2041	45	51
Caledonia Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2044	70	70
Charter Township of Meridian, Unlimited Tax GO, 5.00%, 10/1/2023	30	31
City of Grand Rapids, Sanitary Sewer System
Rev., 5.00%, 1/1/2026	25	27
Rev., 5.00%, 1/1/2027	400	438
Rev., 5.00%, 1/1/2028	325	356
Rev., 5.00%, 1/1/2029	350	382
Rev., 5.00%, 1/1/2032	750	817
Rev., 5.00%, 1/1/2033	1,400	1,522
Rev., 5.00%, 1/1/2036	25	28
Rev., 5.00%, 1/1/2036	160	183
Rev., 4.00%, 1/1/2037	500	528
Rev., 5.00%, 1/1/2038	35	39
County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	94
Dansville Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2039	25	26
Grand Rapids Charter Township Economic Development Corp.
Rev., 4.00%, 5/15/2027	2,505	2,488
Rev., 5.00%, 5/15/2037	4,575	4,638
Grand Rapids Public Schools
GO, AGM, 5.00%, 11/1/2030	1,350	1,553
GO, AGM, 5.00%, 11/1/2032	1,500	1,718
GO, AGM, 5.00%, 11/1/2034	1,045	1,191
GO, AGM, 5.00%, 11/1/2035	1,500	1,707
Grosse Pointe Public School System GO, 5.00%, 5/1/2035	45	51
Hartford Public Schools GO, Q-SBLF, 4.00%, 5/1/2037	35	36
Holland School District GO, AGM, 4.00%, 5/1/2035	25	26
Holt Public Schools GO, Q-SBLF, 5.00%, 5/1/2028	45	51
Hudsonville Public Schools Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	29
Huron School District GO, Q-SBLF, 5.00%, 5/1/2044	35	39
Kalamazoo Economic Development Corp.
Rev., 2.63%, 5/15/2025	1,150	1,114
Rev., 2.88%, 5/15/2026	1,545	1,490
Lansing Community College
GO, 5.00%, 5/1/2029	60	68
GO, 5.00%, 5/1/2030	600	676
GO, 5.00%, 5/1/2032	635	712
Lapeer Community Schools GO, Q-SBLF, 5.00%, 5/1/2024	15	16
Lawrence Public Schools GO, Q-SBLF, 4.00%, 5/1/2026	30	31

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Macomb Interceptor Drain Drainage District GO, 5.00%, 5/1/2028	85	97
Michigan Finance Authority
Rev., 5.00%, 11/15/2023	510	533
Series 2019MI-1, Rev., 5.00%, 12/1/2024	30	32
Rev., 4.00%, 2/1/2027	50	51
Series 2017MI, Rev., 5.00%, 12/1/2027	50	55
Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	138
Rev., 4.00%, 5/1/2031	540	504
Rev., 4.00%, 2/1/2032	95	96
Series 2014D-4, Rev., 5.00%, 7/1/2034	50	52
Rev., 4.00%, 11/15/2035	1,900	1,923
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,871
Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	140
Series 2016MI, Rev., 5.25%, 12/1/2041	475	505
Rev., 4.00%, 9/1/2045	500	499
Michigan State Hospital Finance Authority Series B-4, Rev., 5.00%, 11/15/2027	50	54
Michigan Strategic Fund
Rev., 4.00%, 11/15/2022	185	185
Rev., 4.00%, 11/15/2023	185	186
Rev., 4.00%, 11/15/2024	585	588
Rev., 5.00%, 3/1/2025	315	337
Rev., AMT, 4.00%, 10/1/2026 (c)	1,125	1,151
Rev., 5.00%, 11/15/2029	1,700	1,785
Rev., 5.00%, 5/15/2037	2,360	2,392
North Branch Area Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	20	21
Novi Community School District, School Building and Site, Unlimited Tax Series 2020-I, GO, 5.00%, 5/1/2030	30	35
Ottawa County Board of County Road Commissioners, Michigan Transportation Fund Notes Rev., 5.00%, 8/1/2025	25	27
Plymouth-Canton Community School District Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	52
Roseville Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	29
South Lyon Community Schools, School Building and Site GO, 4.00%, 5/1/2038	25	26
State of Michigan, Environmental Program Series 2014A, GO, 5.00%, 12/1/2028	4,300	4,608
University of Michigan
Rev., 5.00%, 4/1/2026 (a) (b)	2,190	2,426
Rev., 5.00%, 4/1/2028	25	28
Series 2019A, Rev., 5.00%, 4/1/2029	25	29
Rev., 5.00%, 4/1/2031	15	16
Utica Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	28
Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2034	25	28
Waterford School District GO, Q-SBLF, 4.00%, 5/1/2032	40	42
Total Michigan		45,836
Minnesota — 0.5%
Circle Pines Independent School District No. 12 Series 2015A, GO, Zero Coupon, 2/1/2023	800	792
City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	11
City of Brooklyn Park Series 2018A, GO, 5.00%, 2/1/2026	1,005	1,108
City of Hastings Series 2019A, GO, 5.00%, 2/1/2030	70	79
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	6,333

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Series 2018A, Rev., 4.00%, 11/15/2038	750	761
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	1,966
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,059
City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	27
City of Woodbury, Charter School Lease
Rev., 3.00%, 12/1/2030	250	230
Rev., 4.00%, 12/1/2040	200	191
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project
Series 2021A, Rev., 4.00%, 7/1/2031	355	340
Series 2021A, Rev., 4.00%, 7/1/2041	445	396
County of Douglas, Law Enforcement Center Series 2019B, GO, 5.00%, 2/1/2028	5	6
Duluth Economic Development Authority
Series 2021A, Rev., 4.00%, 7/1/2031	800	795
Series 2021A, Rev., 4.00%, 7/1/2036	1,500	1,453
Series 2021A, Rev., 4.00%, 7/1/2041	930	878
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2023	190	194
Series 2019B, COP, 5.00%, 2/1/2024	215	225
Series 2019B, COP, 5.00%, 2/1/2025	190	204
Series 2019B, COP, 5.00%, 2/1/2026	200	219
Series 2019B, COP, 5.00%, 2/1/2027	185	206
Series 2019B, COP, 5.00%, 2/1/2028	175	197
Itasca County Independent School District No. 318 Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,556
Lakeville Independent School District No. 194 Series 2020B, COP, 4.00%, 4/1/2026	140	149
Mahnomen Independent School District No. 432 Series 2016A, GO, 2.00%, 2/1/2029	25	24
Minneapolis-St Paul Metropolitan Airports Commission
Series 2019C, Rev., 5.00%, 1/1/2026	100	109
Series A, Rev., 5.00%, 1/1/2026	25	27
Series A, Rev., 5.00%, 1/1/2027	85	94
Series A, Rev., 5.00%, 1/1/2032	35	38
Series 2019A, Rev., 5.00%, 1/1/2034	50	55
Minnesota Higher Education Facilities Authority Rev., 5.00%, 3/1/2027	725	812
Minnesota Municipal Gas Agency
Series 2022A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2026	1,000	1,059
Series 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	535	569
Minnesota Municipal Power Agency Series 2014A, Rev., 5.00%, 10/1/2024	10	11
State of Minnesota, Various Purpose
Series 2017A, GO, 5.00%, 10/1/2029	65	73
Series 2019A, GO, 5.00%, 8/1/2035	30	35
Total Minnesota		22,281
Mississippi — 1.1%
City of Tupelo
GO, 4.00%, 12/1/2024	165	173
GO, 4.00%, 12/1/2025	150	159
GO, 4.00%, 12/1/2027	475	514
GO, 4.00%, 12/1/2030	545	588

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Mississippi Development Bank
Rev., 5.00%, 3/1/2023	30	31
Rev., 4.00%, 3/1/2025	100	104
Rev., 5.00%, 8/1/2025	35	38
Series 2015A, Rev., 5.00%, 1/1/2026	35	38
Rev., 4.00%, 3/1/2033	205	220
Rev., 4.00%, 3/1/2034	230	245
Rev., 5.00%, 8/1/2034	350	402
Rev., 4.00%, 3/1/2036	500	528
Rev., 4.00%, 3/1/2037	730	767
Rev., 3.50%, 6/1/2042	450	448
Mississippi State University Educational Building Corp. Series 2017A, Rev., 5.00%, 8/1/2028	25	28
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (b)	5,030	5,432
Series 2018A, GO, 5.00%, 11/1/2026 (b)	11,595	13,008
Series 2019B, GO, 5.00%, 10/1/2033	30	35
Series 2018A, GO, 4.00%, 11/1/2038	21,155	21,782
State of Mississippi, Gaming Tax
Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,087
Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,653
Total Mississippi		47,280
Missouri — 1.6%
City of Bridgeton Series 2021A, Rev., 4.00%, 12/1/2031	115	123
City of Gladstone Series A, COP, 3.00%, 12/1/2025	5	5
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	90	97
Columbia School District GO, 4.00%, 3/1/2030	1,595	1,704
County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	25	26
County of St. Louis, Special Obligation Series 2021F, Rev., 5.00%, 12/1/2024	35	38
Fort Zumwalt School District GO, 5.00%, 3/1/2036	40	43
Health & Educational Facilities Authority of the State of Missouri
Rev., 5.00%, 9/1/2022	540	544
Series 2014A, Rev., 4.00%, 6/1/2023	100	102
Rev., 5.00%, 9/1/2024	300	312
Rev., 5.00%, 9/1/2025	315	332
Rev., 5.00%, 9/1/2026	620	661
Series 2018A, Rev., 5.00%, 6/1/2027	100	111
Series 2019A, Rev., 5.00%, 2/1/2029	550	584
Rev., 5.00%, 9/1/2029	1,420	1,551
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,508
Rev., 5.00%, 9/1/2030	210	234
Rev., 5.00%, 9/1/2031	100	108
Series 2019A, Rev., 5.00%, 11/15/2032	135	150
Rev., 5.00%, 11/15/2034	1,000	1,104
Rev., 5.00%, 11/15/2035	1,350	1,484
Series 2019A, Rev., 5.00%, 11/15/2038	250	275
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,036
Jefferson City School District GO, 5.00%, 3/1/2025	35	38

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Kansas City Industrial Development Authority
Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,367
Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,456
Series 2019C, Rev., 5.00%, 3/1/2033	2,485	2,764
Metropolitan St. Louis Sewer District
Series 2017A, Rev., 5.00%, 5/1/2029	6,765	7,576
Series 2015B, Rev., 5.00%, 5/1/2031	530	569
Series B, Rev., 5.00%, 5/1/2032	1,900	2,037
Series B, Rev., 5.00%, 5/1/2033	4,430	4,744
Series B, Rev., 5.00%, 5/1/2034	2,000	2,141
Series B, Rev., 5.00%, 5/1/2035	2,125	2,274
Missouri Highway & Transportation Commission Series A, Rev., 5.00%, 5/1/2026	25,750	28,477
Missouri State Board of Public Buildings Series 2018A, Rev., 5.00%, 4/1/2027	25	28
Pattonville-Bridgeton Terrace Fire Protection District GO, 4.00%, 11/1/2025	25	27
St. Charles County Public Water Supply District No. 2 COP, 5.00%, 12/1/2026	15	16
Total Missouri		66,646
Montana — 0.6%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2026	300	333
Series 2019A, Rev., 5.00%, 7/1/2027	535	604
Series 2019A, Rev., 5.00%, 7/1/2028	480	550
Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,144
Series 2019A, Rev., 5.00%, 7/1/2030	690	787
Series 2019A, Rev., 5.00%, 7/1/2031	870	989
Series 2019A, Rev., 5.00%, 7/1/2032	720	817
Series 2019A, Rev., 5.00%, 7/1/2033	565	638
Series 2019A, Rev., 5.00%, 7/1/2034	545	613
Series 2019A, Rev., 5.00%, 7/1/2035	550	616
Series 2019A, Rev., 5.00%, 7/1/2036	800	896
Series 2019A, Rev., 5.00%, 7/1/2038	850	950
Series 2019A, Rev., 5.00%, 7/1/2039	840	937
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	3,550
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (d)	2,000	1,889
Gallatin County School District No. 44 Belgrade
GO, 5.00%, 6/1/2027	205	230
GO, 5.00%, 6/1/2028	250	284
GO, 4.00%, 6/1/2029	290	315
GO, 4.00%, 6/1/2030	230	248
GO, 4.00%, 6/1/2031	370	397
GO, 4.00%, 6/1/2032	255	273
GO, 4.00%, 6/1/2033	155	165
GO, 4.00%, 6/1/2034	175	186
GO, 4.00%, 6/1/2035	270	287
GO, 4.00%, 6/1/2036	300	317
GO, 4.00%, 6/1/2037	410	433
GO, 4.00%, 6/1/2038	375	395
GO, 4.00%, 6/1/2039	385	404

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Montana — continued
Montana Facility Finance Authority
Series 2019A, Rev., 4.00%, 1/1/2035	4,000	4,083
Series 2019A, Rev., 4.00%, 1/1/2036	3,000	3,057
Series 2019A, Rev., 4.00%, 1/1/2038	465	472
Montana State Board of Regents Series 2019B, Rev., 5.00%, 11/15/2028	55	63
Total Montana		26,922
Nebraska — 1.3%
Central Plains Energy Project, Gas Project No. 3
Rev., 5.25%, 9/1/2022	100	101
Series 2017A, Rev., 5.00%, 9/1/2042	1,500	1,705
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (a) (c)	9,000	9,268
City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	163
City of Lincoln, Electric System
Series 2020A, Rev., 5.00%, 9/1/2025	40	44
Series 2020A, Rev., 5.00%, 9/1/2033	30	35
City of Lincoln, Water Rev., 5.00%, 8/15/2028	105	121
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 11/15/2031	1,825	1,954
City of Omaha, Various Purpose GO, 4.00%, 4/15/2034	75	81
County of Cherry, Limited Tax GO, 3.00%, 12/15/2023	15	15
Douglas County Hospital Authority No. 2
Rev., 5.00%, 5/15/2023	75	77
Series 2020A, Rev., 5.00%, 11/15/2024	100	106
Series 2020A, Rev., 5.00%, 11/15/2025	175	189
Series 2020A, Rev., 5.00%, 11/15/2026	400	438
Series 2020A, Rev., 5.00%, 11/15/2027	400	444
Series 2020A, Rev., 5.00%, 11/15/2028	500	560
Series 2020A, Rev., 5.00%, 11/15/2029	285	320
Series 2020A, Rev., 5.00%, 11/15/2030	225	254
Rev., 5.00%, 5/15/2031	25	27
Series 2020A, Rev., 5.00%, 11/15/2031	275	309
Series 2020A, Rev., 5.00%, 11/15/2033	625	694
Series 2020A, Rev., 5.00%, 11/15/2034	600	663
Series 2020A, Rev., 4.00%, 11/15/2035	550	565
Series 2020A, Rev., 4.00%, 11/15/2036	425	436
Series 2020A, Rev., 4.00%, 11/15/2037	525	538
Series 2020A, Rev., 4.00%, 11/15/2038	600	614
Series 2020A, Rev., 4.00%, 11/15/2039	600	613
Douglas County, Omaha School District No. 001
GO, 4.00%, 12/15/2041	10,000	10,432
GO, 4.00%, 12/15/2042	10,000	10,397
Elkhorn School District
GO, 5.00%, 12/15/2025	160	176
GO, 5.00%, 12/15/2026	400	450
GO, 5.00%, 12/15/2027	175	200
GO, 5.00%, 12/15/2028	180	209
GO, 5.00%, 12/15/2029	250	294
GO, 5.00%, 12/15/2030	450	527

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
GO, 5.00%, 12/15/2031	325	380
GO, 4.00%, 12/15/2032	165	179
GO, 4.00%, 12/15/2033	185	200
GO, 4.00%, 12/15/2034	350	378
GO, 4.00%, 12/15/2035	350	376
Lancaster County School District 001 GO, 5.00%, 1/15/2026	1,675	1,845
Municipal Energy Agency of Nebraska Series 2022A, Rev., 5.00%, 4/1/2030	180	207
Nebraska Educational Health Cultural & Social Services Finance Authority
Series 2019A, Rev., 4.00%, 1/1/2033	150	154
Series 2019A, Rev., 4.00%, 1/1/2035	1,000	1,024
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,280
Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,328
Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25	26
Omaha Public Power District, Electric System
Series 2019A, Rev., 5.00%, 2/1/2031	35	40
Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,392
Series 2017A, Rev., 5.00%, 2/1/2036	1,750	1,941
Series 2017A, Rev., 5.00%, 2/1/2037	2,000	2,211
Public Power Generation Agency, Whelan Energy Center Unit 2 Series A, Rev., 5.00%, 1/1/2034	500	551
Total Nebraska		56,531
Nevada — 0.7%
Clark County School District, Limited Tax Series 2017A, GO, 5.00%, 6/15/2026	2,080	2,309
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	110	121
County of Clark, Flood Control Crossover, Limited Tax GO, 5.00%, 11/1/2024	200	214
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax Series 2015A, GO, 4.00%, 7/1/2033	75	78
County of Clark, Limited Tax Series B, GO, 5.00%, 11/1/2027	15,030	16,781
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility
Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	211
Series 2015C, Rev., 5.00%, 7/1/2027	195	219
County of Clark, Southern California Edison Co. Rev., 2.10%, 6/1/2031	1,215	1,045
County of Clark, Stadium Improvement, Limited Tax
Series 2018A, GO, 5.00%, 6/1/2026	1,985	2,204
Series 2018A, GO, 5.00%, 6/1/2027	1,225	1,388
Series 2018A, GO, 5.00%, 6/1/2028	1,165	1,336
Series 2018A, GO, 5.00%, 6/1/2030	4,030	4,595
County of Clark, Transportation Improvement, Limited Tax Series 2018B, GO, 5.00%, 12/1/2024	40	43
County of Washoe, Fuel Tax
Rev., 5.00%, 2/1/2036	80	90
Rev., 5.00%, 2/1/2042	150	165
Las Vegas Valley Water District
Series C, GO, 5.00%, 9/15/2023	30	31
Series 2019A, GO, 5.00%, 6/1/2030	40	46
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2031	25	28

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
State of Nevada, Limited Tax Series 2015D, GO, 5.00%, 4/1/2023	25	26
Washoe County School District, Limited Tax, School Improvement Series 2020A, GO, 4.00%, 10/1/2035	45	48
Total Nevada		30,978
New Hampshire — 0.1%
New Hampshire Business Finance Authority
Rev., 5.00%, 8/15/2033	2,440	2,741
Rev., 5.00%, 8/15/2034	800	893
Total New Hampshire		3,634
New Jersey — 3.9%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2033	395	458
Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	69
Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	87
Bergen County Improvement Authority (The), Guaranteed Governmental Loan Rev., 5.00%, 8/15/2034	50	57
Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2030	950	1,075
City of Jersey, General Improvement Series 2017A, GO, 5.00%, 11/1/2026	85	95
County of Middlesex, Redevelopment General Improvement GO, 4.00%, 1/15/2024	25	26
County of Ocean, General Improvement GO, 4.00%, 9/1/2023	75	77
Freehold Township Board of Education GO, 4.00%, 7/15/2025	85	90
Monmouth County Improvement Authority (The) Series 2019A, Rev., 4.00%, 8/1/2035	25	27
Monroe Township Commissioners Fire District No. 3 GO, 5.00%, 10/15/2022	25	25
New Jersey Economic Development Authority
Rev., 5.00%, 6/15/2023	75	77
Series LLL, Rev., 5.00%, 6/15/2028	2,750	3,010
Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,175
Series 2021QQQ, Rev., 5.00%, 6/15/2033	300	333
Series 2021QQQ, Rev., 4.00%, 6/15/2034	500	509
Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,096
Series 2017A, Rev., 4.00%, 7/1/2034	200	202
Series 2021QQQ, Rev., 4.00%, 6/15/2035	400	406
Series 2021QQQ, Rev., 4.00%, 6/15/2036	575	582
Series 2021QQQ, Rev., 4.00%, 6/15/2037	640	647
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,515
Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,272
Series EEE, Rev., 5.00%, 6/15/2043	2,000	2,145
New Jersey Educational Facilities Authority
Series 2017 I, Rev., 5.00%, 7/1/2031	40	45
Series 2020A, Rev., 5.00%, 7/1/2032	420	460
Series 2020A, Rev., 5.00%, 7/1/2033	330	361
Series 2020A, Rev., 5.00%, 7/1/2034	265	289
Series 2020A, Rev., 5.00%, 7/1/2035	570	621
Series 2020A, Rev., 5.00%, 7/1/2036	1,095	1,191
New Jersey Transportation Trust Fund Authority
Series 2012A, Rev., 5.00%, 6/15/2022	500	501
Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,098
Series A, Rev., 5.00%, 6/15/2024	10,880	11,478

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series A, Rev., 5.00%, 6/15/2029	10,000	10,792
Series 2018A, Rev., 5.00%, 6/15/2030	6,850	7,358
Series A, Rev., 5.00%, 6/15/2031	5,000	5,361
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,177
Series 2020AA, Rev., 4.00%, 6/15/2035	870	883
Series 2020AA, Rev., 4.00%, 6/15/2036	2,000	2,025
Series 2020AA, Rev., 4.00%, 6/15/2037	3,000	3,033
Series 2020AA, Rev., 4.00%, 6/15/2038	1,000	1,007
Series 2020AA, Rev., 4.00%, 6/15/2045	5,000	4,967
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2013AA, Rev., 5.00%, 6/15/2036	5,000	5,079
Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	109
State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2031	57,140	61,643
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2023	3,000	3,074
Series 2018A, Rev., 5.00%, 6/1/2024	3,645	3,800
Series 2018A, Rev., 5.00%, 6/1/2025	3,500	3,695
Series 2018A, Rev., 5.00%, 6/1/2026	3,500	3,747
Series 2018A, Rev., 5.00%, 6/1/2028	3,000	3,279
Series 2018A, Rev., 5.00%, 6/1/2029	4,500	4,898
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,011
Township of Harrison GO, 4.00%, 8/1/2023	25	26
Township of Hazlet GO, 4.00%, 8/1/2023	25	26
Township of Montclair, General Improvement Series 2017A, GO, 4.00%, 3/1/2024	35	36
Township of Moorestown, General Improvement and Water Sewer Utility GO, 5.00%, 2/1/2028	30	34
Township of Mount Laurel GO, 4.00%, 4/15/2023	25	25
Total New Jersey		166,184
New Mexico — 0.2%
Albuquerque Municipal School District No. 12, School Building
GO, 5.00%, 8/1/2030	800	915
GO, 5.00%, 8/1/2031	850	970
GO, 5.00%, 8/1/2032	1,050	1,200
GO, 5.00%, 8/1/2033	1,385	1,577
GO, 5.00%, 8/1/2035	1,980	2,244
Baltimore County, Gross Receipts Tax Series B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	820	899
Central New Mexico Community College, Limited Tax GO, 5.00%, 8/15/2022	40	40
City of Santa Fe, Senior Lien, Gross Receipts Tax Series 2018A, Rev., 5.00%, 6/1/2032	30	34
City of Santa Fe, Water Utility System Rev., 4.00%, 6/1/2031	50	53
New Mexico Finance Authority Series 2019C-1, Rev., 4.00%, 6/15/2035	25	27
State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	180	191
University of New Mexico (The), Subordinate Lien System Series 2014C, Rev., 5.00%, 6/1/2024 (a) (b)	50	53
Total New Mexico		8,203
New York — 12.4%
Bedford Central School District, Boces Project GO, 4.00%, 7/1/2032	45	50
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 4.00%, 7/1/2031	685	674
Rev., 4.00%, 7/1/2036	1,440	1,379

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project
Rev., 4.00%, 11/1/2035	515	527
Rev., 4.00%, 11/1/2040	1,035	1,048
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041	240	217
Series 2021A, Rev., 4.00%, 6/15/2051	320	272
City of New York Series B, GO, 4.00%, 8/1/2022	25	25
City of New York, Fiscal Year 2006 Series H, Subseries 2006H-A, GO, 4.00%, 1/1/2023	20	20
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2022	95	96
Series 2013J, GO, 5.00%, 8/1/2023	55	57
City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	9,980
City of New York, Fiscal Year 2016
Series A, GO, 5.00%, 8/1/2023	20	21
Series C, GO, 5.00%, 8/1/2023	50	52
Series E, GO, 5.00%, 8/1/2023	75	78
Series C, GO, 4.00%, 8/1/2025	20	21
City of New York, Fiscal Year 2017
Series 2017B-1, GO, 5.00%, 12/1/2022	30	31
Series C, GO, 5.00%, 8/1/2023	310	322
City of New York, Fiscal Year 2018
Series C, GO, 5.00%, 8/1/2022	95	96
Series A, GO, 4.00%, 8/1/2023	50	51
Series A, GO, 5.00%, 8/1/2027	35	40
Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,643
City of New York, Fiscal Year 2019 Series 2019A, GO, 5.00%, 8/1/2024	20	21
City of New York, Fiscal Year 2020
Series B, Subseries B-1, GO, 5.00%, 10/1/2033	25	28
Series B, Subseries B-1, GO, 5.00%, 10/1/2039	90	101
County of Suffolk Series 2017D, GO, 5.00%, 10/15/2026	105	116
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	880	951
County of Westchester Series 2019F, GO, 5.00%, 12/15/2025	30	33
Erie County Fiscal Stability Authority Series 2017D, Rev., 5.00%, 9/1/2038	25	28
Erie County Industrial Development Agency (The)
Series 2013A, Rev., 5.00%, 5/1/2024	25	26
Series 2013A, Rev., 5.00%, 5/1/2027	65	67
Hudson Yards Infrastructure Corp. Series 2017A, Rev., 5.00%, 2/15/2037	50	54
Huntington Local Development Corp. Series 2021C, Rev., 3.00%, 7/1/2025	865	836
Hyde Park Central School District GO, 4.00%, 6/15/2034 (e)	125	130
Long Island Power Authority
Rev., 5.00%, 9/1/2034	5,000	5,627
Rev., 5.00%, 9/1/2035	3,000	3,371
Metropolitan Transportation Authority
Series 2016A, Rev., 5.00%, 11/15/2025	45	49
Series 2016B-1, Rev., 5.00%, 11/15/2025	150	164
Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	6,429
Series 2017C-1, Rev., 5.00%, 11/15/2030	5,025	5,410

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,130
Middle Country Central School District At Centereach GO, 4.00%, 8/15/2022	35	35
Monroe County Industrial Development Corp.
Rev., 5.00%, 5/1/2026	35	39
Rev., 5.00%, 5/1/2029	25	28
Rev., 5.00%, 5/1/2032	675	751
Rev., 5.00%, 5/1/2033	810	900
Series 2020A, Rev., 5.00%, 6/1/2040 (d)	630	656
New York City Municipal Water Finance Authority
Series 2012EE, Rev., 4.00%, 6/15/2022	30	30
Series 2012FF, Rev., 4.00%, 6/15/2022	45	45
Series 2015HH, Rev., 5.00%, 6/15/2029	75	81
Series FF, Rev., 5.00%, 6/15/2031	5,000	5,395
Series 2018EE, Rev., 5.00%, 6/15/2035	35	38
Series EE, Rev., 5.00%, 6/15/2036	5,000	5,513
Series 2019FF-2, Rev., 4.00%, 6/15/2037	16,245	16,914
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	10,407
Series 2018FF, Rev., 5.00%, 6/15/2040	50	55
Series 2020AA, Rev., 5.00%, 6/15/2040	25	28
Subseries 2019EE-2, Rev., 5.00%, 6/15/2040	35	39
Series 2020CC-2, Rev., 4.00%, 6/15/2041	5,000	5,174
Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	160
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	1,946
Series 2015AA, Rev., 4.00%, 6/15/2044	25	25
New York City Transitional Finance Authority Building Aid
Series 2013S-1, Rev., 5.00%, 7/15/2024	25	25
Series 2016S-1, Rev., 5.00%, 7/15/2029	30	33
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	29
Series 2018S-2, Rev., 5.00%, 7/15/2030	25	28
Series 2018S-2, Rev., 5.00%, 7/15/2031	45	50
Series 2018S-4, Rev., 5.00%, 7/15/2032	25	28
Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	76
Series 2016S-1, Rev., 4.00%, 7/15/2036	45	46
Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,187
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	199
Series 2015S-2, Rev., 5.00%, 7/15/2040	50	53
Series S-1, Rev., 5.00%, 7/15/2040	45	47
Series 2016S-1, Rev., 5.00%, 7/15/2043	45	48
New York City Transitional Finance Authority Future Tax Secured
Series 2013G, Rev., 4.00%, 11/1/2022	25	25
Series 2014A-1, Rev., 5.00%, 11/1/2022	35	36
Series 2019C-1, Rev., 5.00%, 11/1/2022	40	41
Series 2020-I, Rev., 5.00%, 11/1/2022	25	25
Series 2014B-1, Rev., 5.00%, 11/1/2026	40	42
Series B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	58
Series C, Rev., 5.00%, 11/1/2030	5,685	6,321
Series 2016E-1, Rev., 5.00%, 2/1/2031	30	33

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,558
Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	7,718
Series 2017F-1, Rev., 5.00%, 5/1/2032	25	28
Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	11,001
Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	33
Series 2019C-1, Rev., 5.00%, 11/1/2034	45	51
Series E-1, Rev., 5.00%, 2/1/2035	7,295	7,856
Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	141
Series 2019C-1, Rev., 5.00%, 11/1/2035	65	73
Series 2020B-1, Rev., 5.00%, 11/1/2035	35	40
Series 2017A-1, Rev., 4.00%, 5/1/2036	40	41
Series 2015A-1, Rev., 5.00%, 8/1/2037	100	105
Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	27
Series 2019A-1, Rev., 5.00%, 8/1/2038	30	33
Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	2,751
Series C-3, Rev., 5.00%, 5/1/2039	70	77
Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100	2,315
New York Convention Center Development Corp.
Series B, Rev., Zero Coupon, 11/15/2025	805	715
Rev., 5.00%, 11/15/2025	2,000	2,174
Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,067
Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,227
Series 2016B, Rev., Zero Coupon, 11/15/2028	1,960	1,531
Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,416
Series B, Rev., Zero Coupon, 11/15/2031	1,835	1,241
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,287
New York Convention Center Development Corp., Subordinated Lien Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	2,531
New York Liberty Development Corp.
Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,435
Rev., AGM-CR, 3.00%, 2/15/2042	3,345	2,934
Rev., 2.75%, 2/15/2044	2,000	1,639
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	725	726
New York State Dormitory Authority, Columbia University
Series 2016A-2, Rev., 5.00%, 10/1/2024	15	16
Series 2016A-1, Rev., 5.00%, 10/1/2026	70	78
Series 2017B, Rev., 5.00%, 10/1/2026	30	34
New York State Dormitory Authority, Cornell University
Series 2019A, Rev., 5.00%, 7/1/2025	65	71
Series 2019A, Rev., 5.00%, 7/1/2029	25	29
New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	3,857
New York State Dormitory Authority, New York University
Series 2016A, Rev., 5.00%, 7/1/2024	50	53
Series 2016A, Rev., 5.00%, 7/1/2027	60	66
Series 2019A, Rev., 5.00%, 7/1/2030	4,075	4,719
Series 2017A, Rev., 4.00%, 7/1/2035	25	26
Series 2017A, Rev., 4.00%, 7/1/2036	75	77

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2019A, Rev., 5.00%, 7/1/2036	45	51
Series 2017A, Rev., 4.00%, 7/1/2037	45	46
Series 2016A, Rev., 5.00%, 7/1/2039	140	152
Series 2019A, Rev., 5.00%, 7/1/2039	25	28
Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,562
Series 2019A, Rev., 4.00%, 7/1/2045	18,000	18,362
New York State Dormitory Authority, School Districts Financing Program
Series B, Rev., 5.00%, 10/1/2024	2,000	2,022
Series 2019A, Rev., 5.00%, 4/1/2028	80	90
Series 2018A, Rev., 5.00%, 10/1/2030	25	28
Series 2018A, Rev., 5.00%, 10/1/2031	75	83
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2013A, Rev., 5.00%, 2/15/2023 (b)	3,000	3,076
Series 2014A, Rev., 5.00%, 2/15/2023	90	92
Series 2016D, Rev., 5.00%, 2/15/2023 (b)	25	26
Series 2014A, Rev., 5.00%, 2/15/2024 (b)	15	16
Series 2015B, Rev., 5.00%, 2/15/2025 (b)	5	5
Series 2014A, Rev., 5.00%, 2/15/2027	20,000	20,977
Series 2012A, Rev., 5.00%, 2/15/2028	10,000	10,485
Series 2017A, Rev., 5.00%, 2/15/2028	40	44
Series 2012A, Rev., 5.00%, 12/15/2028	20,000	20,344
Series 2014A, Rev., 5.00%, 2/15/2029	4,985	5,227
Series 2015E, Rev., 5.00%, 3/15/2029	125	136
Series 2012A, Rev., 5.00%, 12/15/2029	4,900	4,984
Series 2015E, Rev., 5.00%, 3/15/2030	30	33
Series 2021A, Rev., 5.00%, 3/15/2030	7,570	8,874
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	20,993
Series 2019A, Rev., 5.00%, 3/15/2033	95	108
Series 2015B, Rev., 5.00%, 2/15/2039	50	53
Series 2017B, Rev., 5.00%, 2/15/2041	80	87
Series 2017B, Rev., 5.00%, 2/15/2042	30	32
Series 2019A, Rev., 5.00%, 3/15/2042	25	28
Series 2019A, Rev., 5.00%, 3/15/2043	95	106
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 3/15/2023	45	46
Series 2014A, Rev., 5.00%, 3/15/2028	25	26
Series 2015B, Rev., 5.00%, 3/15/2029	45	49
Series 2018C, Rev., 5.00%, 3/15/2029	40	45
Series 2014A, Rev., 5.00%, 3/15/2030	5,500	5,769
Series 2015B, Rev., 5.00%, 3/15/2030	8,000	8,657
Series A, Rev., 5.00%, 3/15/2031	5,000	5,240
Series B, Rev., 5.00%, 3/15/2031	6,600	7,131
Series 2014A, Rev., 5.00%, 3/15/2032	20,210	21,163
Series 2016A, Rev., 5.00%, 3/15/2032	35	38
Series 2016A, Rev., 5.00%, 3/15/2033	70	76
Series 2015B, Rev., 5.00%, 3/15/2038	80	86
Series 2018E, Rev., 5.00%, 3/15/2038	10,000	11,075

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series B, Rev., 5.00%, 3/15/2039	13,080	13,961
Series 2018A, Rev., 5.00%, 3/15/2041	135	148
Series 2018E, Rev., 5.00%, 3/15/2041	225	248
Series 2018A, Rev., 5.00%, 3/15/2044	30	33
New York State Dormitory Authority, State University Dormitory Facilities
Series 2017A, Rev., 5.00%, 7/1/2029	1,100	1,220
Series 2018A, Rev., 5.00%, 7/1/2029	1,000	1,145
Series 2017A, Rev., 5.00%, 7/1/2030	750	830
Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,498
Series 2018A, Rev., 5.00%, 7/1/2031	4,430	5,036
Series 2018A, Rev., 5.00%, 7/1/2032	3,130	3,550
Series 2017A, Rev., 5.00%, 7/1/2037	230	250
Series 2017A, Rev., 5.00%, 7/1/2042	25	27
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,161
Series 2019B, Rev., 5.00%, 6/15/2028	25	29
Series 2017E, Rev., 4.00%, 6/15/2037	40	42
Series 2019B, Rev., 5.00%, 6/15/2039	150	170
Series 2018B, Rev., 5.00%, 6/15/2043	50	56
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2025	2,635	2,824
Series L, Rev., 5.00%, 1/1/2027	1,250	1,395
Series 2019B, Rev., 4.00%, 1/1/2039	5,000	5,139
Series 2019B, Rev., 4.00%, 1/1/2045	3,900	3,986
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2013A-1, Rev., 4.00%, 3/15/2023	25	25
Series 2014A, Rev., 5.00%, 3/15/2024	40	42
Series 2016A, Rev., 5.00%, 3/15/2024	10	11
Series 2017C, Rev., 5.00%, 3/15/2027	5,750	6,497
Series 2013C, Rev., 5.00%, 3/15/2032	30	31
Series 2016A, Rev., 5.00%, 3/15/2032	350	383
Series 2015A, Rev., 5.00%, 3/15/2033	60	64
Series 2019A, Rev., 5.00%, 3/15/2035	25	28
Series 2019A, Rev., 5.00%, 3/15/2037	35	39
Series 2019A, Rev., 5.00%, 3/15/2038	45	50
Series 2019A, Rev., 5.00%, 3/15/2041	70	78
New York State Urban Development Corp., State Sales Tax Series 2021 A, Rev., 4.00%, 3/15/2046	2,000	2,051
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., 5.00%, 1/1/2025	5,000	5,151
Rev., 4.00%, 10/1/2030	5,350	5,323
Rev., 5.00%, 1/1/2036	9,900	10,227
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	160	160
Port Authority of New York and New Jersey Series 224, Rev., 4.00%, 7/15/2041	220	229
Port Authority of New York and New Jersey, Consolidated
Series 194, Rev., 5.00%, 10/15/2023	225	235
Series 179, Rev., 5.00%, 12/1/2023	50	52

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 179, Rev., 5.00%, 12/1/2025	50	52
Series 207, Rev., AMT, 5.00%, 9/15/2033	800	866
Series 209, Rev., 5.00%, 7/15/2035	125	141
Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	3,007
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,753
Port Washington Union Free School District GO, 3.00%, 8/1/2027	70	71
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (a) (b)	18,865	20,225
Town of Southeast, Public Improvement Series 2019A, GO, 5.00%, 8/15/2022	45	45
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013B, Rev., 5.00%, 11/15/2023	90	94
Series 2016A, Rev., 5.00%, 11/15/2023	20	21
Series 2017C-1, Rev., 5.00%, 11/15/2024	110	118
Series 2017C-1, Rev., 4.00%, 11/15/2025	50	53
Series 2017C-1, Rev., 5.00%, 11/15/2025	150	165
Series 2012B, Rev., 5.00%, 11/15/2026	240	243
Series 2017B, Rev., 5.00%, 11/15/2027	500	559
Series 2015A, Rev., 5.00%, 11/15/2029	200	215
Series B, Rev., 5.00%, 11/15/2030	2,500	2,535
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,144
United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	50	50
Utility Debt Securitization Authority
Series 2016A, Rev., 5.00%, 6/15/2025	100	103
Series 2016B, Rev., 5.00%, 6/15/2025	50	52
Rev., 5.00%, 12/15/2036	5,250	5,721
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,415
Utility Debt Securitization Authority, Federally Tax-Exempt
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,573
Series TE, Rev., 5.00%, 12/15/2032	3,500	3,669
Wantagh Union Free School District Series 2013A, GO, 5.00%, 9/1/2022	30	30
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2037 (a) (e)	260	273
Series 2022B, Rev., 5.00%, 1/1/2041 (a) (e)	250	261
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (a) (d)	3,765	3,610
Series 2021C, Rev., 3.20%, 7/1/2028 (a) (d)	13,350	12,568
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2046 (a) (d)	10,450	9,985
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.00%, 7/1/2040	1,000	872
Total New York		528,221
North Carolina — 1.3%
City of Charlotte Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,160
City of Charlotte, Airport Special Facilities, Charlotte Douglas International Airport
Rev., 5.00%, 7/1/2031	25	29
Series A, Rev., 5.00%, 7/1/2034	25	27
City of High Point, Combined Water and Sewer System Rev., 5.00%, 11/1/2028	25	28
City of Raleigh, Limited Obligation Rev., 5.00%, 2/1/2029	305	334
City of Wilmington Series 2014A, Rev., 5.00%, 6/1/2028	400	421

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
County of Buncombe, Limited Obligation
Series 2020A, Rev., 5.00%, 6/1/2030	75	88
Series 2020A, Rev., 5.00%, 6/1/2031	290	341
Series 2020A, Rev., 5.00%, 6/1/2033	125	146
County of Chatham, Limited Obligation Rev., 5.00%, 11/1/2026	1,880	2,005
County of Cumberland, Limited Obligation Rev., 5.00%, 11/1/2022	20	20
County of Duplin Rev., 5.00%, 6/1/2032	125	147
County of Harnett, Limited Obligation Rev., 4.00%, 10/1/2035	45	46
County of Onslow, Public Facilities Company Ltd., Limited Obligation
Rev., 5.00%, 10/1/2026	25	28
Rev., 4.00%, 10/1/2032	340	356
County of Union, Enterprise System Series 2019A, Rev., 5.00%, 6/1/2024	20	21
County of Wake, Limited Obligation Rev., 5.00%, 9/1/2024	25	27
North Carolina Capital Facilities Finance Agency, High Point University
Rev., 5.00%, 5/1/2031	500	574
Rev., 4.00%, 5/1/2032	1,000	1,047
Rev., 4.00%, 5/1/2033	2,210	2,308
North Carolina Medical Care Commission, Retirement Facilities, Friends Homes, Inc.
Series 2020B-2, Rev., 2.30%, 9/1/2025	1,250	1,203
Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,506
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	695	705
North Carolina Medical Care Commission, The Forest at Duke Project Rev., 4.00%, 9/1/2041	415	410
North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group
Rev., 4.00%, 10/1/2035	650	631
Rev., 4.00%, 10/1/2040	600	567
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,800	13,729
North Carolina Turnpike Authority, Triangle Expressway System Series 2018A, Rev., 4.00%, 1/1/2035	85	89
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2026	30	33
Series 2015B, Rev., AMT, 5.00%, 5/1/2027	1,135	1,206
Series 2020B, Rev., 5.00%, 5/1/2029	25	29
Series 2020B, Rev., 5.00%, 5/1/2031	75	88
Series 2020A, Rev., AMT, 5.00%, 5/1/2032	2,600	2,914
State of North Carolina Rev., 5.00%, 3/1/2034	15,345	17,413
University of North Carolina at Charlotte (The) Rev., 5.00%, 10/1/2029	45	50
University of North Carolina, Hospital at Chapel Hill Rev., 5.00%, 2/1/2032	25	28
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2032	1,285	1,463
Rev., 5.00%, 2/1/2033	850	966
Rev., 5.00%, 2/1/2034	1,240	1,406
Rev., 5.00%, 2/1/2036	1,385	1,565
Rev., 4.00%, 2/1/2040	500	505
Rev., 4.00%, 2/1/2045	1,750	1,754
Total North Carolina		57,413
North Dakota — 0.0% ^
City of Fargo Series 2014E, GO, 5.00%, 5/1/2025	290	306

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — 2.5%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group
Rev., 5.00%, 11/15/2028	130	144
Rev., 5.00%, 11/15/2029	275	308
Rev., 5.00%, 11/15/2030	350	396
Rev., 5.00%, 11/15/2031	300	337
Rev., 5.00%, 11/15/2032	350	389
American Municipal Power, Inc., Fremont Energy Center Project
Series 2021A, Rev., 5.00%, 2/15/2033	1,250	1,444
Series 2021A, Rev., 5.00%, 2/15/2034	3,250	3,720
Series 2021A, Rev., 4.00%, 2/15/2036	1,975	2,058
American Municipal Power, Inc., Solar Electricity Prepayment Project
Series 2019A, Rev., 5.00%, 2/15/2023	150	154
Series 2019A, Rev., 5.00%, 2/15/2024	225	236
Series 2019A, Rev., 5.00%, 2/15/2025	160	172
Series 2019A, Rev., 5.00%, 2/15/2026	200	219
Series 2019A, Rev., 5.00%, 2/15/2027	250	278
Series 2019A, Rev., 5.00%, 2/15/2028	225	254
Bowling Green State University, General Receipts
Series 2020A, Rev., 5.00%, 6/1/2033	375	430
Series 2020A, Rev., 5.00%, 6/1/2034	450	515
Series 2020A, Rev., 5.00%, 6/1/2035	650	743
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2034	1,000	1,095
Series 2020A-2, Rev., 4.00%, 6/1/2037	2,000	2,018
Series 2020A-2, Rev., 4.00%, 6/1/2039	2,000	2,009
City of Cincinnati, Water System Series B, Rev., 5.00%, 12/1/2023	30	31
City of Columbus, Various Purpose, Unlimited Tax Series 2017-1, GO, 5.00%, 4/1/2029	11,010	12,481
City of Dublin, Various Purpose GO, 5.00%, 12/1/2025	425	466
City of Huber Heights, Limited Tax, Various Purpose GO, 5.00%, 12/1/2032	25	28
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 8/1/2032	340	377
Series 2020A, Rev., 5.00%, 8/1/2033	325	360
Series 2020A, Rev., 5.00%, 8/1/2034	355	391
Series 2020A, Rev., 4.00%, 8/1/2041	905	914
City of North Ridgeville, Limited Tax GO, 4.00%, 12/1/2023	20	21
Cleveland Department of Public Utilities Division of Water Series 2017BB, Rev., 5.00%, 1/1/2032	45	50
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
Rev., 5.00%, 7/1/2031	200	232
Rev., 5.00%, 7/1/2032	225	261
Rev., 5.00%, 7/1/2033	250	289
Rev., 5.00%, 7/1/2034	200	231
Rev., 5.00%, 7/1/2035	200	230
Rev., 5.00%, 7/1/2036	300	345
Rev., 4.00%, 7/1/2037	200	211
Rev., 4.00%, 7/1/2038	250	262
Rev., 4.00%, 7/1/2039	280	292
Rev., 4.00%, 7/1/2040	200	207

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Rev., 4.00%, 7/1/2046	750	756
Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,297
County of Franklin, Health Care Facilities, Ohio Living Communities
Series 2020B, Rev., 4.00%, 7/1/2028	225	234
Series 2020B, Rev., 4.00%, 7/1/2029	265	275
Series 2020B, Rev., 4.00%, 7/1/2030	875	901
Series 2020B, Rev., 4.00%, 7/1/2031	925	944
Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,459
Series 2020B, Rev., 4.00%, 7/1/2033	385	387
Series 2020B, Rev., 4.00%, 7/1/2034	475	477
Series 2020B, Rev., 4.00%, 7/1/2035	365	366
Series 2020B, Rev., 5.00%, 7/1/2040	5,290	5,644
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Series 2016C, Rev., 5.00%, 11/1/2027	325	361
County of Franklin, Trinity Health Credit Group Series 2019A, Rev., 5.00%, 12/1/2036	1,250	1,369
County of Hamilton, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2025	50	55
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	225	219
Rev., 5.00%, 5/1/2030	500	499
County of Montgomery, Dayton Children's Hospital Rev., 4.00%, 8/1/2046	950	943
County of Montgomery, Kettering Health Network Obligated Group Project Rev., 5.00%, 8/1/2035	375	416
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series 2019A, Rev., 5.00%, 7/1/2027	840	925
Series 2013A, Rev., 5.00%, 7/1/2028	1,200	1,241
Series 2013A, Rev., 5.75%, 7/1/2028	750	782
Series 2019A, Rev., 5.00%, 7/1/2031	250	279
Series 2019A, Rev., 4.00%, 7/1/2033	920	958
Series 2013A, Rev., 5.75%, 7/1/2033	1,400	1,459
Dayton City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 5.00%, 11/1/2029	10	12
Lakota Local School District GO, 5.00%, 1/15/2023	50	51
Miami Valley Career Technology Center GO, 5.00%, 12/1/2032	35	40
Northeast Ohio Regional Sewer District, Wastewater Improvement Rev., 5.00%, 11/15/2024 (b)	1,500	1,610
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014A, Rev., 2.40%, 10/1/2029 (c)	1,820	1,683
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027 (e)	500	527
Rev., 5.00%, 12/1/2032 (e)	395	413
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 3.00%, 11/1/2024	100	97
Rev., 3.00%, 11/1/2025	605	580
Rev., 3.00%, 11/1/2026	585	552
Rev., 3.00%, 11/1/2027	645	599
Rev., 3.00%, 11/1/2028	655	596
Rev., 5.00%, 11/1/2034	1,520	1,529
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project Series B, Rev., 5.00%, 12/1/2029	1,105	1,218
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	770
Rev., 5.00%, 3/1/2034	3,000	3,118

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio Higher Educational Facility Commission, Xavier University 2020 Project
Rev., 5.00%, 5/1/2033	500	559
Rev., 5.00%, 5/1/2034	520	580
Rev., 5.00%, 5/1/2035	440	490
Rev., 5.00%, 5/1/2036	460	511
Rev., 4.00%, 5/1/2037	695	702
Rev., 4.00%, 5/1/2039	680	684
Ohio State University (The), General Receipts Series 2010D, Rev., 5.00%, 12/1/2028	20	23
Ohio Turnpike and Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2026	55	61
Ohio Turnpike and Infrastructure Commission, Junior Lien
Series 2018A, Rev., 5.00%, 2/15/2030	50	57
Series 2022A, Rev., 5.00%, 2/15/2032 (e)	4,000	4,642
Ohio Water Development Authority, Fresh Water Series 2016A, Rev., 5.00%, 12/1/2030	55	60
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2029	25	28
Series 2019B, Rev., 5.00%, 12/1/2035	55	64
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (a) (d)	245	220
Shaker Heights City School District, School Facilities Improvement, Unlimited Tax Series 2018A, GO, 5.00%, 12/15/2026	1,000	1,122
State of Ohio Series 2014A, GO, 5.00%, 9/15/2022	25	25
State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects
Series 2017A, Rev., 5.00%, 4/1/2027 (b)	760	860
Series 2017A, Rev., 5.00%, 4/1/2033	25	28
State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects
Series 2017B, Rev., 5.00%, 10/1/2023	35	37
Series B, Rev., 5.00%, 10/1/2029	1,495	1,513
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2017A, Rev., 5.00%, 12/1/2032	35	39
State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects Series 2018A, Rev., 5.00%, 4/1/2029	1,760	2,005
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2032	170	188
State of Ohio, Higher Education Series 2018A, GO, 5.00%, 2/1/2030	30	33
State of Ohio, Highway Capital Improvements Full Faith and Credit/Highway User Receipts Series V, GO, 5.00%, 5/1/2034	10	11
State of Ohio, Major New Infrastructure Project
Series 1, Rev., 5.00%, 12/15/2028	7,500	8,249
Series 2019-1, Rev., 5.00%, 12/15/2028	25	29
Series 1, Rev., 5.00%, 12/15/2029	7,000	7,679
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2037	1,700	1,719
Total Ohio		104,457
Oklahoma — 0.3%
Grand River Dam Authority
Series 2014A, Rev., 4.00%, 6/1/2024	25	26
Series 2016A, Rev., 5.00%, 6/1/2031	60	66
McClain County Economic Development Authority
Rev., 4.00%, 9/1/2027	600	638
Rev., 4.00%, 9/1/2028	675	720
Oklahoma Capitol Improvement Authority Series 2014C, Rev., 5.00%, 7/1/2024	25	27
Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.00%, 7/1/2022	25	25

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	250	253
Rev., 5.00%, 10/1/2023	180	188
Rev., 5.00%, 10/1/2025	510	551
Rev., 5.00%, 10/1/2026	500	550
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2033	6,030	6,140
Oklahoma Turnpike Authority, Second Senior
Series 2017C, Rev., 5.00%, 1/1/2036	25	27
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,161
Oklahoma Water Resources Board, Master Trust, Drinking Water Program Rev., 4.00%, 4/1/2032	30	32
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project Series A, Rev., 5.00%, 9/1/2028	15	17
University of Oklahoma (The) Series 2014C, Rev., 5.00%, 7/1/2031	50	50
Total Oklahoma		11,471
Oregon — 1.1%
City of Medford, Limited Tax GO, 5.00%, 7/15/2023 (b)	25	26
City of Portland, 4th and Montgomery and Streetcar Projects Series A, GO, 5.00%, 2/1/2035	650	738
City of Portland, Sewer System, Second Lien Series 2019A, Rev., 5.00%, 3/1/2031	85	98
City of Portland, Water System, Second Lien Series 2020A, Rev., 5.00%, 5/1/2031	45	52
City of Salem
GO, 5.00%, 6/1/2026	460	511
GO, 5.00%, 6/1/2029	2,055	2,354
City of Tualatin GO, 5.00%, 6/15/2028	15	17
Clackamas County School District No. 7J Lake Oswego GO, 5.00%, 6/1/2029	20	23
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 6/15/2026	4,725	5,235
Hillsboro School District No. 1J
GO, 5.00%, 6/15/2026	4,000	4,432
GO, 5.00%, 6/15/2027	1,470	1,661
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow Series 2019A, GO, Zero Coupon, 6/15/2035	600	389
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2024	200	212
Series 2020A, Rev., 5.00%, 10/1/2025	200	215
Series 2020A, Rev., 5.00%, 10/1/2026	125	137
Series 2020A, Rev., 5.00%, 10/1/2027	150	165
Series 2020A, Rev., 5.00%, 10/1/2028	175	194
Series 2020A, Rev., 5.00%, 10/1/2029	300	335
Series 2020A, Rev., 5.00%, 10/1/2030	300	338
Series 2020A, Rev., 5.00%, 10/1/2035	140	154
Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,270
Oregon State Lottery
Series 2014C, Rev., 5.00%, 4/1/2024	25	26
Series 2015C, Rev., 5.00%, 4/1/2026	200	216
Series 2014A, Rev., 5.00%, 4/1/2027	100	105
Series A, Rev., 5.00%, 4/1/2031	1,950	2,174
Series A, Rev., 5.00%, 4/1/2032	1,750	1,940
Series A, Rev., 5.00%, 4/1/2033	3,500	3,880
Series A, Rev., 5.00%, 4/1/2035	2,470	2,738

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Port of Portland Rev., AMT, 4.00%, 7/1/2039	2,500	2,551
Portland Community College District
GO, 5.00%, 6/15/2023	35	36
GO, 5.00%, 6/15/2026	710	788
GO, 5.00%, 6/15/2027	2,640	2,919
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375	354
State of Oregon, Article XI-G State Projects
Series L, GO, 5.00%, 8/1/2035	1,930	2,150
Series L, GO, 5.00%, 8/1/2036	1,975	2,199
State of Oregon, Article XI-Q State Projects
Series 2019A, GO, 5.00%, 5/1/2030	40	46
Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,149
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2038	40	46
Washington and Multnomah Counties School District No. 48J Beaverton Series 2014B, GO, 5.00%, 6/15/2024 (a) (b)	105	112
Washington County Clean Water Services, Senior Lien Rev., 5.00%, 10/1/2022	25	25
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021B-3, Rev., 1.75%, 11/15/2026	415	391
Series 2021B-1, Rev., 2.50%, 11/15/2028	1,650	1,533
Series 2021A, Rev., 5.00%, 11/15/2036	610	600
Series 2021A, Rev., 5.00%, 11/15/2046	770	725
Series 2021A, Rev., 5.00%, 11/15/2051	550	509
Yamhill County School District No. 40 McMinnville
GO, 4.00%, 6/15/2029	5	5
GO, 4.00%, 6/15/2035	75	79
Total Oregon		47,852
Pennsylvania — 4.0%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	7,745
Series 2018A, Rev., 5.00%, 4/1/2029	8,785	9,683
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,478
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,141
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2022	25	25
Series 2019A, Rev., 5.00%, 7/15/2027	3,000	3,312
Series 2019A, Rev., 5.00%, 7/15/2028	2,050	2,288
Allegheny County Sanitary Authority, Sewer Rev., AGM, 4.00%, 12/1/2035	5	5
Allentown City School District, Limited Tax
Series B, GO, 5.00%, 2/1/2029	3,110	3,547
Series B, GO, 5.00%, 2/1/2030	4,300	4,980
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2025	500	517
Rev., 5.00%, 11/1/2027	1,150	1,200
Rev., 5.00%, 11/1/2028	1,535	1,593
Rev., 5.00%, 11/1/2029	350	360
Rev., 5.00%, 11/1/2030	600	615

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Berks County Municipal Authority (The), Tower Health Project
Series 2020B-1, Rev., 5.00%, 2/1/2025 (a) (c)	8,000	8,023
Series 2020B-2, Rev., 5.00%, 2/1/2027 (a) (c)	2,985	2,980
Series 2020A, Rev., 5.00%, 2/1/2028	1,050	1,096
Series 2020A, Rev., 5.00%, 2/1/2029	740	774
Series 2020A, Rev., 5.00%, 2/1/2030	800	838
Series 2020B-3, Rev., 5.00%, 2/1/2030 (a) (c)	2,015	1,980
Series 2020A, Rev., 5.00%, 2/1/2031	700	734
Series 2020A, Rev., 5.00%, 2/1/2032	750	787
Bucks County Industrial Development Authority, Grand View Hospital Project
Rev., 5.00%, 7/1/2025	370	391
Rev., 5.00%, 7/1/2026	450	481
Rev., 5.00%, 7/1/2027	475	512
Rev., 5.00%, 7/1/2028	500	542
Rev., 5.00%, 7/1/2029	500	544
Rev., 5.00%, 7/1/2030	675	736
Rev., 5.00%, 7/1/2031	1,150	1,254
Rev., 5.00%, 7/1/2032	500	538
Rev., 5.00%, 7/1/2033	1,170	1,252
Rev., 5.00%, 7/1/2034	1,300	1,383
Rev., 5.00%, 7/1/2035	1,055	1,116
Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT4, Rev., 4.00%, 11/1/2036	535	509
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 5.00%, 12/1/2032	475	542
Rev., 5.00%, 12/1/2033	740	844
Rev., 5.00%, 12/1/2034	400	455
Rev., 5.00%, 12/1/2035	175	199
Rev., 5.00%, 12/1/2036	305	346
Rev., 5.00%, 12/1/2037	450	510
Rev., 5.00%, 12/1/2038	950	1,076
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program
Series 2021TT1, Rev., 4.00%, 5/1/2036	100	99
Series 2021TT1, Rev., 4.00%, 5/1/2041	100	98
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	268
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	1,275	1,342
Rev., 5.00%, 6/1/2025	1,875	2,011
Rev., 5.00%, 6/1/2026	1,120	1,222
Rev., 5.00%, 6/1/2027	1,500	1,662
Rev., 5.00%, 6/1/2028	2,620	2,937
Rev., 5.00%, 6/1/2029	1,120	1,249
Commonwealth of Pennsylvania
Series 1, GO, 5.00%, 6/15/2024 (a) (b)	50	53
Series 2018A, COP, 5.00%, 7/1/2028	400	452
Series 2018A, COP, 5.00%, 7/1/2029	300	337
Series 2018A, COP, 5.00%, 7/1/2030	375	421
Series 2018A, COP, 5.00%, 7/1/2031	425	477

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2018A, COP, 5.00%, 7/1/2034	450	502
County of Allegheny Series C-77, GO, 5.00%, 11/1/2043	50	56
County of Berks GO, 5.00%, 11/15/2023	20	21
County of Cambria
Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	524
Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	522
Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	729
Delaware County Authority, Haverford College
Series 2017A, Rev., 5.00%, 10/1/2026	30	33
Series 2017A, Rev., 5.00%, 10/1/2030	40	45
Series 2017A, Rev., 5.00%, 10/1/2042	45	49
DuBois Hospital Authority
Rev., 5.00%, 7/15/2029	1,700	1,852
Rev., 5.00%, 7/15/2030	2,000	2,167
Rev., 5.00%, 7/15/2031	1,450	1,567
Rev., 5.00%, 7/15/2032	1,525	1,641
Rev., 5.00%, 7/15/2034	1,675	1,793
Rev., 4.00%, 7/15/2043	5,670	5,678
Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	57
Erie City Water Authority
Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,441
Series B, Rev., AGM, 5.00%, 12/1/2033	800	930
Series 2018D, Rev., 4.00%, 12/1/2036	35	36
Kiski Valley Water Pollution Control Authority Series 2020A, Rev., AGM, 4.00%, 9/1/2035	305	319
Lancaster County Hospital Authority Rev., 5.00%, 11/1/2028	1,215	1,285
Lehigh County Industrial Development Authority
Series 2021A, Rev., 4.00%, 5/1/2031	340	328
Series 2021A, Rev., 4.00%, 5/1/2041	890	780
Montgomery County Higher Education and Health Authority
Rev., 5.00%, 4/1/2027	815	874
Rev., 5.00%, 4/1/2028	600	647
Rev., 5.00%, 4/1/2029	815	884
Rev., 5.00%, 4/1/2030	760	827
Series 2018A, Rev., 5.00%, 9/1/2030	3,125	3,439
Rev., 5.00%, 4/1/2031	705	762
Rev., 5.00%, 4/1/2032	945	1,019
Rev., 5.00%, 4/1/2033	920	989
Rev., 5.00%, 4/1/2034	520	557
Rev., 4.00%, 4/1/2036	515	508
Rev., 4.00%, 4/1/2037	545	535
Rev., 4.00%, 4/1/2038	695	679
Series 2018A, Rev., 4.00%, 9/1/2038	2,950	3,003
Rev., 4.00%, 4/1/2039	305	297
Montgomery County Industrial Development Authority
Rev., 4.00%, 12/1/2024	155	161
Rev., 4.00%, 12/1/2025	150	157
Rev., 4.00%, 12/1/2026	150	158

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 4.00%, 12/1/2027	200	212
Rev., 4.00%, 12/1/2028	205	218
Rev., 4.00%, 12/1/2029	250	265
Rev., 4.00%, 12/1/2030	300	317
Rev., 4.00%, 12/1/2031	300	315
Rev., 4.00%, 12/1/2032	435	456
Rev., 4.00%, 12/1/2033	400	418
Rev., 4.00%, 12/1/2034	165	172
Rev., 4.00%, 12/1/2035	175	182
Rev., 4.00%, 12/1/2036	175	182
Rev., 4.00%, 12/1/2037	100	104
Rev., 4.00%, 12/1/2038	100	104
Series 2020C, Rev., 4.00%, 11/15/2043	300	294
Nazareth Area School District
Series E, GO, 5.00%, 11/15/2025 (b)	810	888
Series D, GO, 5.00%, 11/15/2030	900	981
Series D, GO, 5.00%, 11/15/2035	1,390	1,510
Series D, GO, 5.00%, 11/15/2036	1,250	1,356
Series D, GO, 5.00%, 11/15/2037	550	596
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project
Rev., 4.00%, 7/1/2030	1,265	1,311
Rev., 4.00%, 7/1/2033	1,750	1,798
Pennsylvania Higher Educational Facilities Authority, Trustees of the University
Series 2016A, Rev., 5.00%, 8/15/2023	50	52
Series 2015A, Rev., 5.00%, 10/1/2023	30	31
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2029	40	46
Rev., 5.00%, 8/15/2031	50	56
Rev., 5.00%, 8/15/2040	100	105
Pennsylvania Turnpike Commission
Series 2019A, Rev., 5.00%, 12/1/2032	1,750	2,002
Series 2019A, Rev., 5.00%, 12/1/2033	1,240	1,416
Series 2020B, Rev., 5.00%, 12/1/2033	470	542
Series 2019A, Rev., 5.00%, 12/1/2034	1,400	1,596
Series 2019A, Rev., 5.00%, 12/1/2035	2,000	2,270
Series 2021B, Rev., 4.00%, 12/1/2041	2,645	2,647
Series 2021B, Rev., 4.00%, 12/1/2042	3,000	2,992
Philadelphia Authority for Industrial Development, Electrical and Charter School Project Series 2021A, Rev., 4.00%, 6/1/2031	340	337
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2030	260	272
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project
Series 2021A, Rev., 4.00%, 6/1/2041	375	337
Series 2021A, Rev., 4.00%, 6/1/2051	400	337
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,550
School District of the City of Erie (The)
Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,417

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,042
Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,141
Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	575
School District of the City of Erie (The), Limited Tax
Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	583
Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	619
Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	354
Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	489
Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	603
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,216
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	930
Spring-Ford Area School District GO, 5.00%, 6/1/2023	50	52
St. Mary Hospital Authority, Trinity Health Credit Group Series 2019PA, Rev., 5.00%, 12/1/2031	25	28
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	51
Township of Hampton GO, 4.00%, 1/1/2039	45	46
Township of Lower Paxton GO, 4.00%, 4/1/2033	35	37
Township of Radnor Series B, GO, 4.00%, 7/15/2023 (a) (b)	10	10
Township of Spring GO, 5.00%, 11/15/2028	25	29
Upper Merion Area School District GO, 5.00%, 1/15/2026 (a) (b)	2,155	2,377
Warwick School District GO, 4.00%, 3/1/2024	30	31
West Chester Area School District GO, 4.00%, 5/15/2040	40	42
Wilkes-Barre Area School District
GO, 5.00%, 4/15/2023	110	113
GO, 3.50%, 4/15/2038	370	375
GO, 3.50%, 4/15/2039	235	237
GO, 3.75%, 4/15/2044	1,500	1,517
Total Pennsylvania		168,591
Puerto Rico — 0.3%
Puerto Rico Public Finance Corp. Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026 (a) (b)	10,000	11,475
Rhode Island — 0.0% ^
Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2018A, Rev., 5.00%, 10/1/2024	25	27
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 4.00%, 10/1/2044	480	494
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2019A, GO, 4.00%, 5/1/2037	50	53
Total Rhode Island		574
South Carolina — 0.3%
Beaufort-Jasper Water and Sewer Authority Series 2019A, Rev., 5.00%, 3/1/2029	25	29
Berkeley County School District Rev., 5.00%, 12/1/2023	1,505	1,578
Charleston County Airport District Rev., 5.00%, 7/1/2026	100	110
City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2031	480	536
Easley Combined Utility System
Rev., AGM, 4.00%, 12/1/2033	600	629
Rev., AGM, 4.00%, 12/1/2034	780	812
Lexington County Health Services District, Inc.
Rev., 5.00%, 11/1/2025	140	151
Rev., 5.00%, 11/1/2029	575	629

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — continued
Rev., 4.00%, 11/1/2030	750	782
Rev., 4.00%, 11/1/2031	500	519
Rev., 4.00%, 11/1/2032	535	552
Rev., 4.00%, 11/1/2033	200	205
Patriots Energy Group Financing Agency Series 2018A, Rev., LIQ : Royal Bank of Canada, 4.00%, 2/1/2024 (a) (c)	520	532
Richland County School District No. 1 Series C, GO, SCSDE, 5.00%, 3/1/2025	4,000	4,262
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (a) (d)	625	625
South Carolina State Fiscal Accountability Authority, Department of Mental Health Project Rev., 5.00%, 10/1/2037	300	333
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2023	35	36
Total South Carolina		12,320
South Dakota — 0.0% ^
Brookings School District No. 005-1 GO, 4.00%, 7/1/2026	25	27
Tennessee — 6.4%
Chattanooga Health Educational and Housing Facility Board, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,000	1,077
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,072
Series 2019A-1, Rev., 5.00%, 8/1/2034	750	796
Series 2019A-1, Rev., 5.00%, 8/1/2035	510	539
City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	52
City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	119
City of Knoxville, Electric System Series 2017-II, Rev., 5.00%, 7/1/2023	25	26
County of Anderson, Rural Elementary School Series 2018A, GO, 5.00%, 5/1/2025	890	963
County of Anderson, Rural High School
Series B, GO, 5.00%, 5/1/2024	750	793
Series 2018B, GO, 5.00%, 5/1/2025	785	849
County of Blount Series B, GO, 5.00%, 6/1/2027	1,000	1,106
County of Knox GO, 5.00%, 6/1/2029	1,410	1,615
County of Madison GO, 5.00%, 5/1/2026	3,770	4,174
County of Sevier GO, 5.00%, 6/1/2025	145	157
County of Shelby, Public Improvement Series 2019A, GO, 4.00%, 4/1/2034	9,470	10,083
County of Sullivan GO, 4.00%, 5/1/2045	40	41
County of Wilson, District School GO, 5.00%, 4/1/2026	65	72
Franklin Special School District
GO, 5.00%, 6/1/2028	100	115
GO, 5.00%, 6/1/2030	300	348
Greeneville Health & Educational Facilities Board
Series 2018A, Rev., 5.00%, 7/1/2031	4,500	4,592
Series 2018A, Rev., 5.00%, 7/1/2032	4,000	4,080
Series 2018A, Rev., 5.00%, 7/1/2033	5,300	5,401
Knox County Health Educational & Housing Facility Board
Rev., 5.00%, 11/15/2025	855	924
Rev., 5.00%, 11/15/2027	800	884
Rev., 4.00%, 11/15/2043	6,145	6,213
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2030	545	612
Metropolitan Government of Nashville & Davidson County
GO, 5.00%, 7/1/2024	15	16

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Series C, GO, 5.00%, 7/1/2025 (b)	5,500	5,988
GO, 5.00%, 7/1/2029	27,295	31,223
GO, 5.00%, 1/1/2031	15	16
GO, 4.00%, 7/1/2031	17,400	18,461
GO, 5.00%, 7/1/2031	10,000	11,337
GO, 4.00%, 7/1/2036	24,290	25,506
GO, 4.00%, 7/1/2037	16,205	16,954
Metropolitan Government of Nashville & Davidson County, Health and Educational Facilities Series 2021B, Rev., 4.00%, 10/1/2041	2,590	2,361
Metropolitan Nashville Airport Authority (The)
Series 2019A, Rev., 5.00%, 7/1/2031	850	962
Series 2019A, Rev., 5.00%, 7/1/2032	850	959
Series 2019A, Rev., 5.00%, 7/1/2033	825	925
Series 2019A, Rev., 5.00%, 7/1/2035	545	607
Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	331
Series 2019A, Rev., 5.00%, 7/1/2036	1,150	1,280
Series 2019A, Rev., 5.00%, 7/1/2037	1,750	1,945
Series 2019A, Rev., 5.00%, 7/1/2039	1,800	1,994
Series 2019B, Rev., 5.00%, 7/1/2039	625	685
Series 2019A, Rev., 5.00%, 7/1/2044	1,620	1,779
Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,518
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2034	275	307
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	2,262
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	3,929
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	1,118
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (a) (c)	26,090	28,685
Tennessee Energy Acquisition Corp., Gas Project
Series 2017A, Rev., 4.00%, 5/1/2023 (a) (c)	22,170	22,447
Rev., 4.00%, 11/1/2025 (a) (c)	29,000	29,867
Series 2006B, Rev., 5.63%, 9/1/2026	5,000	5,489
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series A, Rev., 5.00%, 11/1/2026	15	17
Series B, Rev., 5.00%, 11/1/2030	3,645	4,074
Series B, Rev., 5.00%, 11/1/2031	75	83
Total Tennessee		269,828
Texas — 4.6%
Alto Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2030	25	29
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2024	195	199
Series 2021A, Rev., 5.00%, 8/15/2025	205	211
Series 2021A, Rev., 5.00%, 8/15/2026	190	196
Series 2021A, Rev., 5.00%, 8/15/2027	105	108
Series 2021A, Rev., 5.00%, 8/15/2028	35	36
Series 2021A, Rev., 4.00%, 8/15/2029	40	39
Series 2021A, Rev., 4.00%, 8/15/2030	45	43
Series 2021A, Rev., 4.00%, 8/15/2031	45	43

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2021A, Rev., 4.00%, 8/15/2036	170	156
Arlington Higher Education Finance Corp., Wayside Schools Series 2021A, Rev., 4.00%, 8/15/2041	305	270
Arlington Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2031	40	46
GO, PSF-GTD, 4.00%, 2/15/2036	25	26
Austin Community College District, Limited Tax GO, 5.00%, 8/1/2030	35	39
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien
Series 2021A, Rev., 2.50%, 10/1/2031	270	234
Series 2021A, Rev., 4.00%, 10/1/2050	875	792
Belton Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2032	25	26
Bexar County Hospital District, Limited Tax GO, 4.00%, 2/15/2036	25	26
Board of Regents of the University of Texas System, Financing System Series 2016E, Rev., 5.00%, 8/15/2026	25	28
Central Texas Regional Mobility Authority, Senior Lien
Series 2021B, Rev., 4.00%, 1/1/2040	1,000	1,020
Series 2021B, Rev., 4.00%, 1/1/2041	1,000	1,018
Series 2021D, Rev., 4.00%, 1/1/2044	6,255	6,332
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2033	500	523
Series 2019B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,098
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	5,258
City of Carrollton GO, 5.00%, 8/15/2024	10	11
City of College Station GO, 5.00%, 2/15/2024	25	26
City of Conroe Series 2019B, GO, 5.00%, 11/15/2028	20	23
City of Copperas Cove, Combination Tax GO, 5.00%, 8/15/2027	20	23
City of Dallas GO, 5.00%, 2/15/2029	2,505	2,667
City of Denton GO, 5.00%, 2/15/2025	25	27
City of El Paso GO, 4.00%, 8/15/2031	75	79
City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose GO, 5.00%, 3/1/2028	30	34
City of Frisco Series 2011, GO, 5.00%, 2/15/2023	2,160	2,166
City of Grand Prairie, Combination Tax
GO, 5.00%, 2/15/2026	20	22
Series 2019A, GO, 5.00%, 2/15/2029	20	23
City of Houston, Airport System, Subordinate Lien
Series 2018C, Rev., AMT, 5.00%, 7/1/2027	175	193
Series 2018B, Rev., 5.00%, 7/1/2030	85	95
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	273
Series 2021A, Rev., 5.00%, 7/1/2033	750	842
Series 2018D, Rev., 5.00%, 7/1/2038	65	72
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	3,600	3,205
City of Houston, Combined Utility System, First Lien
Series 2014C, Rev., 5.00%, 5/15/2023	20	21
Series 2016B, Rev., 4.00%, 11/15/2031	25	26
Series 2016B, Rev., 5.00%, 11/15/2036	1,435	1,563
Series 2016B, Rev., 4.00%, 11/15/2037	40	41
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (b)	2,000	2,585
City of Houston, Public Improvement Series 2014A, GO, 5.00%, 3/1/2024 (b)	5,300	5,583

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Irving, Hotel Occupancy, Occupancy Tax
GO, 5.50%, 8/15/2027	2,785	3,231
GO, 5.00%, 8/15/2028	40	45
City of Irving, Waterworks and Sewer System, New Lien Rev., 5.00%, 8/15/2029	20	23
City of Killeen GO, 4.00%, 8/1/2033	50	52
City of Laredo GO, 5.00%, 2/15/2023	45	46
City of Laredo, Waterworks and Sewer System
Rev., 4.00%, 3/1/2035	30	31
Rev., 4.00%, 3/1/2040	100	101
City of Longview GO, 5.00%, 9/1/2023	25	26
City of Lubbock GO, 5.00%, 2/15/2026	35	38
City of Mansfield GO, 5.00%, 2/15/2024	30	32
City of McAllen GO, 5.00%, 2/15/2029	355	403
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2024	55	58
City of Missouri City GO, 5.00%, 6/15/2023	55	57
City of Pflugerville, Combination Tax, Certificates of Obligation GO, 5.00%, 8/1/2033	30	34
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25	28
City of Plano
GO, 5.00%, 9/1/2028	2,210	2,469
GO, 5.00%, 9/1/2029	1,855	2,067
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2023	35	36
Rev., 5.00%, 2/1/2026	6,000	6,606
Rev., 5.00%, 2/1/2028	310	350
Rev., 5.00%, 2/1/2029	100	110
Series 2020, Rev., 5.00%, 2/1/2036	30	34
City of San Antonio, General Improvement GO, 5.00%, 8/1/2027	20	23
City of The Colony, Combination Tax, Certificates of Obligation GO, 5.00%, 2/15/2023	25	26
City of Victoria, Utility System Rev., 5.00%, 12/1/2023 (a) (b)	2,705	2,835
City of Waco GO, 5.00%, 2/1/2023	35	36
City of Waco, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2028	35	40
City of Wylie, Combination Tax, Certificates of Obligation GO, 4.00%, 2/15/2024	20	21
Cleveland Independent School District, Unlimited Tax School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	91
Coastal Water Authority, City of Houston Projects Rev., 5.00%, 12/15/2025	5,115	5,126
Collin County Community College District, Limited Tax GO, 5.00%, 8/15/2029	11,990	13,520
Comal Independent School District, Unlimited Tax
Series B, GO, PSF-GTD, 5.00%, 2/1/2023	100	102
GO, PSF-GTD, 5.00%, 2/1/2026	35	39
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	125	107
County of Brazos, Limited Tax GO, 5.00%, 9/1/2025	45	49
County of Denton, Permanent Improvement GO, 5.00%, 7/15/2027	50	55
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	4,500	4,969
Series 2016A, Rev., 5.00%, 8/15/2036	60	65
County of Harris, Unlimited Tax Series 2015A, GO, 5.00%, 10/1/2026	350	382
County of Hays, Unlimited Tax GO, 5.00%, 2/15/2031	45	51
County of Hidalgo Series 2018B, GO, 5.00%, 8/15/2028	25	29

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
County of Lubbock GO, 5.00%, 2/15/2023	45	46
County of Parker, Unlimited Tax GO, 5.00%, 2/15/2023	20	20
County of Williamson, Limited Tax GO, 5.00%, 2/15/2027	50	56
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2026	55	61
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	29
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (a) (b)	9,905	10,890
Rev., 5.00%, 12/1/2029	50	59
Series 2020A, Rev., 5.00%, 12/1/2030	45	53
Rev., 5.00%, 12/1/2031	45	52
Dallas Fort Worth International Airport Series F, Rev., 5.00%, 11/1/2024	5,000	5,189
Dallas Independent School District, Unlimited Tax GO, 5.00%, 2/15/2031	30	34
Fort Bend County Municipal Utility District No. 25
GO, 4.00%, 10/1/2022	100	101
GO, 4.00%, 10/1/2023	150	154
GO, 4.00%, 10/1/2024	275	287
Fort Bend Independent School District GO, PSF-GTD, 5.00%, 8/15/2029	35	39
Frisco Independent School District GO, PSF-GTD, Zero Coupon, 8/15/2037	330	200
Garland Independent School District Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	11
Georgetown Independent School District Series 2019-D, GO, 4.00%, 8/15/2033	30	32
Goose Creek Consolidated Independent School District Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2027	30	34
Grand Parkway Transportation Corp. Series 2018A, Rev., 5.00%, 10/1/2034	45	50
Grapevine-Colleyville Independent School District GO, PSF-GTD, 5.00%, 8/15/2027	1,000	1,091
Harris County Cultural Education Facilities Finance Corp.
Series 2014A, Rev., 5.00%, 12/1/2024	30	32
Series 2014A, Rev., 5.00%, 12/1/2028	185	195
Harris County Toll Road Authority (The)
Series 2018A, Rev., 5.00%, 8/15/2023	35	36
Series 2018A, Rev., 5.00%, 8/15/2024	30	32
Harris County-Houston Sports Authority Series A, Rev., AGM, 5.00%, 11/15/2024	30	32
Haskell Consolidated Independent School District GO, PSF-GTD, 5.00%, 2/15/2029	10	11
Houston Community College System
Rev., 5.00%, 4/15/2023	25	26
GO, 5.00%, 2/15/2026	100	110
Rev., 4.00%, 4/15/2031	25	26
Houston Higher Education Finance Corp. Rev., 3.38%, 10/1/2037	250	240
Houston Independent School District GO, 5.00%, 7/15/2031	9,700	11,033
Hurst-Euless-Bedford Independent School District Series 2017A, GO, 5.00%, 8/15/2024	80	85
Irving Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	50	51
Killeen Independent School District GO, PSF-GTD, 5.00%, 2/15/2035	25	28
La Porte Independent School District GO, 4.00%, 2/15/2030	20	21
Lake Travis Independent School District Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2029	35	39
Lewisville Independent School District
GO, 5.00%, 8/15/2023	20	21
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	11
Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2026	505	532

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
GO, PSF-GTD, 5.00%, 8/15/2026	35	39
Longview Independent School District GO, PSF-GTD, 5.00%, 2/15/2025	80	86
Lufkin Independent School District GO, PSF-GTD, 5.00%, 8/15/2025	40	44
Matagorda County Navigation District No. 1 Series 2001A, Rev., 2.60%, 11/1/2029	4,625	4,144
Metropolitan Transit Authority of Harris County Sales & Use Tax Rev., 5.00%, 11/1/2023	25	26
New Hope Cultural Education Facilities Finance Corp.
Rev., 4.00%, 8/15/2027 (d)	515	512
Rev., 4.00%, 8/15/2028 (d)	540	534
Rev., 4.00%, 8/15/2029 (d)	450	442
Rev., 4.00%, 8/15/2030 (d)	465	454
Rev., 4.00%, 1/1/2032 (e)	420	386
Rev., 4.00%, 8/15/2036 (d)	2,000	1,894
Rev., 4.00%, 1/1/2037 (e)	525	459
Rev., 4.00%, 11/1/2055	600	541
North Texas Municipal Water District Water System
Rev., 5.00%, 9/1/2027	2,900	3,237
Rev., 5.00%, 9/1/2035	20	22
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	17
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	15	17
North Texas Tollway Authority, First Tier Series 2017A, Rev., 5.00%, 1/1/2030	1,140	1,232
North Texas Tollway Authority, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	550	559
Series 2017B, Rev., 5.00%, 1/1/2027	950	1,033
Series 2017B, Rev., 5.00%, 1/1/2030	1,100	1,185
Pearland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	25	26
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,195
Port Authority of Houston of Harris County Texas Series 2015A, GO, 5.00%, 10/1/2023	25	26
San Antonio Education Facilities Corp., Hallmark University Project
Series 2021A, Rev., 5.00%, 10/1/2031	260	253
Series 2021A, Rev., 5.00%, 10/1/2041	200	185
San Antonio Education Facilities Corp., University of the Incarnate Word Project
Series 2021A, Rev., 4.00%, 4/1/2038	850	837
Series 2021A, Rev., 4.00%, 4/1/2039	1,000	981
Series 2021A, Rev., 4.00%, 4/1/2040	1,000	977
Series 2021A, Rev., 4.00%, 4/1/2041	900	877
San Antonio Water System, Junior Lien Series C, Rev., 5.00%, 5/15/2031	1,125	1,238
San Jacinto Community College District, Limited Tax
Series 2019A, GO, 5.00%, 2/15/2023	25	26
Series 2016A, GO, 5.00%, 2/15/2024	75	79
Series 2016B, GO, 5.00%, 2/15/2024	20	21
South Texas College, Limited Tax GO, 5.00%, 8/15/2023	40	41
Southwest Houston Redevelopment Authority, Tax Increment
Rev., AGM, 5.00%, 9/1/2030	175	197
Rev., AGM, 4.00%, 9/1/2031	225	235
Rev., AGM, 4.00%, 9/1/2032	250	260
Rev., AGM, 4.00%, 9/1/2033	225	233
Rev., AGM, 4.00%, 9/1/2034	225	233

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Rev., AGM, 4.00%, 9/1/2035	225	232
Rev., AGM, 4.00%, 9/1/2036	350	361
Rev., AGM, 4.00%, 9/1/2037	390	402
State of Texas, Transportation Commission Mobility Fund Series 2017B, GO, 5.00%, 10/1/2030	11,185	12,591
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2018A, Rev., 5.00%, 7/1/2025	150	161
Series 2018A, Rev., 5.00%, 7/1/2028	40	45
Series 2018B, Rev., 5.00%, 7/1/2033	100	109
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Rev., 5.00%, 2/15/2026	50	55
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children's Medical Center
Rev., 5.00%, 12/1/2027	50	56
Rev., 5.00%, 12/1/2029	25	29
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020A, Rev., 6.25%, 11/15/2031	500	532
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,719
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt
Series 2020B-2, Rev., 3.00%, 11/15/2026	1,665	1,641
Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	18,582
Tarrant Regional, Water Control and Improvement District, Water System Rev., 4.00%, 3/1/2031	25	26
Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2026	2,840	3,138
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	3,460	3,725
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2038	45	51
Texas Water Development Board, Water Implementation Fund
Series 2019A, Rev., 5.00%, 4/15/2023	25	26
Series 2018B, Rev., 5.00%, 4/15/2030	7,000	8,072
Town of Addison GO, 4.00%, 2/15/2023	100	102
Trinity River Authority, Central Regional Wastewater System
Rev., 5.00%, 8/1/2028	25	29
Rev., 5.00%, 8/1/2029	20	22
University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	32
University of North Texas System Series 2015A, Rev., 5.00%, 4/15/2040	50	53
Waxahachie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2041	25	26
Weslaco Independent School District, Limited Maintenance Tax Notes GO, AGM, 5.00%, 2/15/2028	25	28
West Harris County Regional Water Authority
Rev., 5.00%, 12/15/2032	910	1,038
Rev., 5.00%, 12/15/2035	1,160	1,317
Rev., 5.00%, 12/15/2036	1,325	1,503
Total Texas		194,374
Utah — 0.7%
City of Orem
GO, 5.00%, 12/1/2026	155	174
GO, 5.00%, 12/1/2027	520	593
GO, 5.00%, 12/1/2028	565	653
City of Park City, Sales Tax Rev., 5.00%, 6/15/2026	2,165	2,399
City of Salt Lake, International Airport
Series 2018A, Rev., AMT, 5.00%, 7/1/2027	140	154
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	120	131

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Series 2018B, Rev., 5.00%, 7/1/2048	25	27
City of Salt Lake, Public Utilities Rev., 5.00%, 2/1/2032	10	11
County of Davis, Sales Tax Series 2019B, Rev., 5.00%, 4/1/2026	30	33
County of Utah, IHC Health Services, Inc.
Series 2018A, Rev., 5.00%, 5/15/2032	25	28
Series 2018A, Rev., 5.00%, 5/15/2034	70	77
Series 2018A, Rev., 5.00%, 5/15/2038	30	33
Davis School District, School District Bond Guaranty Program Series 2019A, GO, 5.00%, 6/1/2031	35	40
Jordan School District GO, 5.00%, 6/15/2026	950	1,033
Local Building Authority of Alpine School District Rev., 5.00%, 3/15/2025	75	81
Mida Golf and Equestrian Center Public Infrastructure District GO, 4.25%, 6/1/2041 (d)	1,105	929
Mida Mountain Village Public Infrastructure District
Rev., 4.00%, 8/1/2024 (d)	1,120	1,119
Rev., 4.00%, 8/1/2026 (d)	1,290	1,274
Rev., 4.00%, 8/1/2028 (d)	1,230	1,192
Rev., 4.00%, 8/1/2031 (d)	1,000	931
Military Installation Development Authority
Series 2021A-1, Rev., 4.00%, 6/1/2036	650	563
Series 2021A-2, Rev., 4.00%, 6/1/2036	1,150	993
Series 2021A-1, Rev., 4.00%, 6/1/2041	525	434
State of Utah GO, 5.00%, 7/1/2029	4,925	5,566
University of Utah (The)
Series 2015B, Rev., 5.00%, 8/1/2023	40	41
Series 2014A-1, Rev., 5.00%, 8/1/2024	15	16
Series 2017A, Rev., 5.00%, 8/1/2032	40	44
Series 2019A, Rev., 5.00%, 8/1/2032	70	81
Utah Charter School Finance Authority, Beehive Science and Technology Academy Project Series 2021A, Rev., 4.00%, 10/15/2031 (a) (d)	1,250	1,202
Utah Infrastructure Agency
Rev., 5.00%, 10/15/2027	160	171
Rev., 5.00%, 10/15/2032	515	541
Utah Infrastructure Agency, Clearfield City Project Rev., 4.00%, 10/15/2040	915	938
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2023	620	636
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,513
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,063
Series 2018A, Rev., 5.25%, 10/15/2033	965	1,010
Utah Transit Authority, Sales Tax Series 2008A, Rev., 5.25%, 6/15/2022	25	25
Utah Transit Authority, Subordinate Sales Tax Rev., 4.00%, 12/15/2031	40	42
Utah Water Finance Agency, Loan Financing Program
Series 2019A, Rev., 5.00%, 3/1/2028	50	57
Series B, Rev., 5.00%, 3/1/2032	800	914
Series B, Rev., 5.00%, 3/1/2033	660	752
Series 2017C, Rev., 5.00%, 3/1/2034	350	387
West Jordan Municipal Building Authority Rev., 5.00%, 10/1/2023	5	5
West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2039	30	33
Total Utah		27,939

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Vermont — 0.0% ^
City of Burlington, Public Improvement Series 2019A, GO, 4.00%, 11/1/2034	125	133
University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2024	25	27
Vermont Educational and Health Buildings Financing Agency, Middlebury College Project Series A, Rev., 5.00%, 11/1/2023	20	20
Vermont Educational and Health Buildings Financing Agency, University of Vermont Medical Center Series 2016A, Rev., 5.00%, 12/1/2025	30	32
Vermont Municipal Bond Bank Series 2017-4, Rev., 5.00%, 12/1/2027	25	29
Total Vermont		241
Virginia — 2.4%
City of Alexandria Series 2017C, GO, 5.00%, 7/1/2026	4,065	4,530
City of Hampton, Public Improvement Series 2018A, GO, 5.00%, 9/1/2027	10	11
City of Newport News Rev., 5.00%, 7/15/2024	10	11
City of Portsmouth, Tax Exempt Series 2017A, GO, 5.00%, 7/15/2029	5,215	5,877
City of Richmond, Public Improvement Series 2017D, GO, 5.00%, 3/1/2029	7,750	9,032
County of Arlington, Public Improvement GO, 5.00%, 8/15/2029	7,455	8,434
County of Fairfax, Sewer Series 2016A, Rev., 4.00%, 7/15/2038	50	52
Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2022	75	75
Fairfax County Water Authority Subseries B, Rev., 5.25%, 4/1/2025	3,500	3,813
Hampton Roads Transportation Accountability Commission Series 2018A, Rev., 5.00%, 7/1/2027	45	51
Lynchburg Economic Development Authority
Rev., 5.00%, 1/1/2032	1,125	1,279
Rev., 5.00%, 1/1/2033	2,745	3,083
Rev., 5.00%, 1/1/2035	2,545	2,833
Rev., 5.00%, 1/1/2036	875	970
Rev., 4.00%, 1/1/2038	550	553
Northern Virginia Transportation Authority, Special Tax
Rev., 5.00%, 6/1/2024	400	424
Rev., 5.00%, 6/1/2033	2,035	2,151
Rev., 5.00%, 6/1/2034	2,285	2,414
Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2025	25	27
Virginia Beach Development Authority, Public Facility
Series 2015A, Rev., 5.00%, 3/1/2025	1,925	2,078
Series B, Rev., 5.00%, 7/15/2025	2,635	2,870
Virginia College Building Authority, Education Facilities, Regent University Project
Rev., 5.00%, 6/1/2029	350	382
Rev., 5.00%, 6/1/2030	220	241
Rev., 5.00%, 6/1/2031	265	290
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017E, Rev., 5.00%, 2/1/2028	20	23
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program Series B, Rev., 5.00%, 9/1/2024	250	266
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project
Rev., NATL - RE, 5.25%, 1/1/2026	4,135	4,391
Rev., NATL - RE, 5.25%, 1/1/2031	30	35
Virginia Commonwealth Transportation Board, Capital Projects
Rev., 5.00%, 5/15/2023	25	26
Series 2017A, Rev., 5.00%, 5/15/2027	5,500	6,222
Series 2017A, Rev., 5.00%, 5/15/2028	2,750	3,128

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2017A, Rev., 5.00%, 5/15/2030	10,000	11,339
Series 2017A, Rev., 5.00%, 5/15/2032	35	39
Virginia Commonwealth Transportation Board, Federal Transportation
Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (a) (b)	30	31
Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	20	21
Rev., GAN, 5.00%, 9/15/2024	15	16
Rev., GAN, 5.00%, 9/15/2025	45	49
Virginia Public School Authority, School Financing 1997 Resolution Series 2015A, Rev., 5.00%, 8/1/2028	30	33
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series 2019C, Rev., 5.00%, 11/1/2029	25	29
Virginia Resources Authority, Infrastructure Tax Exempt Series A, Rev., 5.00%, 11/1/2022	40	41
Virginia Small Business Financing Authority, Senior Lien
Rev., AMT, 4.00%, 1/1/2029 (a) (e)	775	797
Rev., AMT, 4.00%, 7/1/2029 (a) (e)	1,000	1,028
Rev., AMT, 4.00%, 1/1/2030 (a) (e)	3,250	3,339
Rev., AMT, 4.00%, 1/1/2031 (a) (e)	5,250	5,371
Rev., AMT, 4.00%, 7/1/2031 (a) (e)	2,500	2,556
Rev., AMT, 4.00%, 1/1/2032 (a) (e)	2,000	2,044
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.
Rev., 5.00%, 1/1/2028	1,200	1,332
Rev., 5.00%, 1/1/2029	1,400	1,571
Rev., 5.00%, 1/1/2030	1,650	1,842
Rev., 5.00%, 1/1/2031	1,500	1,666
Rev., 5.00%, 1/1/2032	1,500	1,663
Total Virginia		100,379
Washington — 3.4%
Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2027	50	54
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax
Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	28
Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	45
Chelan County School District No. 228 Cascade, Unlimited Tax GO, 5.00%, 12/1/2027	90	100
City of Everett, Limited Tax GO, 5.00%, 12/1/2026	60	67
City of Everett, Water and Sewer Rev., 5.00%, 12/1/2027	25	28
City of Lynnwood, Utility System Rev., 5.00%, 12/1/2026	40	45
City of Seattle, Municipal Light and Power Improvement Series 2018A, Rev., 4.00%, 1/1/2048	2,000	2,039
City of Tacoma Rev., 5.00%, 12/1/2031	40	46
City of Tacoma, Electric System Rev., 5.00%, 1/1/2028	35	39
City of Wenatchee, Limited Tax GO, 4.00%, 12/1/2034	70	75
Clark County School District No. 114 Evergreen, Unlimited Tax GO, 5.00%, 12/1/2024	15	16
Clark County, Vancouver School District No. 37, Unlimited Tax GO, 5.00%, 12/1/2027	25	28
Clark Regional Wastewater District
Rev., 5.00%, 12/1/2030	200	233
Rev., 5.00%, 12/1/2032	125	144
Rev., 5.00%, 12/1/2033	105	121
Rev., 5.00%, 12/1/2034	180	207
Rev., 5.00%, 12/1/2035	160	184
Rev., 5.00%, 12/1/2037	310	356

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
County of Franklin, Limited Tax GO, AGM, 4.50%, 7/1/2022 (b)	20	20
County of King, Limited Tax Series 2017B, GO, 4.00%, 6/1/2036	200	210
County of King, Sewer
Series 2016A, Rev., 5.00%, 7/1/2026	2,295	2,516
Rev., 5.00%, 7/1/2031	30	34
County of Kitsap, Sewer Rev., 4.00%, 12/1/2032	25	27
County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	28
Energy Northwest
Rev., 5.00%, 7/1/2031	30	32
Series 2018C, Rev., 5.00%, 7/1/2031	35	40
Series 2017-A, Rev., 5.00%, 7/1/2034	5,025	5,598
Series 2018A, Rev., 5.00%, 7/1/2034	25	28
Rev., 5.00%, 7/1/2035	75	86
Rev., 5.00%, 7/1/2036	40	46
FYI Properties
Rev., 5.00%, 6/1/2030	35	40
Rev., 5.00%, 6/1/2031	5,650	6,347
Rev., 5.00%, 6/1/2032	235	265
Rev., 5.00%, 6/1/2033	5,345	6,005
Rev., 5.00%, 6/1/2034	5,990	6,712
Rev., 5.00%, 6/1/2035	7,200	8,043
Rev., 5.00%, 6/1/2036	4,915	5,468
King County Fire Protection District No. 2 GO, 4.00%, 12/1/2025	125	133
King County Rural Library District GO, 4.00%, 12/1/2023	75	77
King County School District No. 403 Renton GO, 4.00%, 12/1/2036	35	38
King County School District No. 405 Bellevue GO, 5.00%, 12/1/2023	25	26
King County School District No. 411 Issaquah GO, 5.00%, 12/1/2027	30	34
King County School District No. 412 Shoreline GO, 5.00%, 12/1/2025	60	63
King County School District No. 415 Kent GO, 4.00%, 12/1/2037	40	43
Kitsap County School District No. 401 Central Kitsap GO, 4.00%, 12/1/2031	45	48
Pierce County School District No. 10 Tacoma, Unlimited Tax GO, 5.00%, 12/1/2027	45	49
Pierce County School District No. 402 Franklin Pierce, Unlimited Tax GO, 5.00%, 12/1/2027	30	34
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,209
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,051
Port of Tacoma, Limited Tax
Series 2016A, GO, 5.00%, 12/1/2030	15	17
Series 2016A, GO, 5.00%, 12/1/2031	25	28
Shoreline Fire Department, Limited Tax GO, 5.00%, 12/1/2027	25	28
Spokane County School District No. 81, Unlimited Tax
GO, 5.00%, 12/1/2031	30	35
GO, 5.00%, 12/1/2034	25	29
State of Washington, Motor Vehicle Fuel Tax
Series 2018D, GO, 5.00%, 2/1/2025	75	81
Series R-2016C, GO, 5.00%, 7/1/2030	30	33
State of Washington, State Agency Real Property Series 2018B, COP, 5.00%, 7/1/2041	40	44
State of Washington, State and Local Agency Personal Property Series 2013A, COP, 5.00%, 7/1/2023	25	26

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
State of Washington, State and Local Agency Real and Personal Property
Series 2017A, COP, 5.00%, 7/1/2029	35	39
COP, 5.00%, 7/1/2034	1,050	1,178
Series 2019A, COP, 5.00%, 1/1/2035	45	51
Series 2015C, COP, 4.00%, 1/1/2038	50	51
State of Washington, Various Purpose
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,637
Series 2016C, GO, 5.00%, 2/1/2028	30	33
Series 2018C, GO, 5.00%, 2/1/2030	20	23
Series 2017A, GO, 5.00%, 8/1/2030	50	55
Series R-2018C, GO, 5.00%, 8/1/2033	70	78
Series C, GO, 5.00%, 2/1/2037	14,430	16,156
Series 2016A-1, GO, 5.00%, 8/1/2038	100	107
Series 2017D, GO, 5.00%, 2/1/2040	40	44
Series B, GO, 5.00%, 2/1/2040	20,965	22,250
Series 2018A, GO, 5.00%, 8/1/2040	10,000	11,075
Series 2020C, GO, 5.00%, 2/1/2041	75	86
Series 2018B, GO, 5.00%, 8/1/2042	4,050	4,475
Tacoma Metropolitan Park District, Unlimited Tax
GO, 5.00%, 12/1/2036	600	671
GO, 5.00%, 12/1/2037	1,750	1,958
Thurston and Pierce Counties Community Schools, Unlimited Tax
GO, 5.00%, 12/1/2027	30	34
GO, 4.00%, 12/1/2034	35	38
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2023	25	26
Rev., 5.00%, 4/1/2029	1,860	2,074
Washington Health Care Facilities Authority, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	780	840
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,077
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,072
Series 2019A-2, Rev., 5.00%, 8/1/2032	1,000	1,072
Series 2019A-1, Rev., 5.00%, 8/1/2034	1,250	1,327
Series 2019A-2, Rev., 5.00%, 8/1/2034	1,000	1,061
Series 2019A-1, Rev., 5.00%, 8/1/2035	750	793
Series 2019A-2, Rev., 5.00%, 8/1/2035	1,000	1,057
Washington Health Care Facilities Authority, Multi-care Health System
Series 2017B, Rev., 5.00%, 8/15/2031	30	33
Series 2017B, Rev., 5.00%, 8/15/2034	35	38
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2025	50	54
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 5.00%, 12/1/2030 (a) (d)	530	599
Rev., 5.00%, 12/1/2032 (a) (d)	250	278
Rev., 5.00%, 9/1/2038	1,300	1,421
Rev., 5.00%, 9/1/2039	100	109
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	460	439

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Rev., 3.63%, 5/1/2040	985	949
Rev., 4.00%, 5/1/2045	500	505
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020B-2, Rev., 3.00%, 7/1/2027 (a) (d)	7,050	6,454
Series 2020B-1, Rev., 3.38%, 7/1/2028 (a) (d)	7,200	6,561
Rev., 5.00%, 1/1/2032 (a) (d)	1,920	1,837
Series 2020A, Rev., 5.00%, 1/1/2041 (a) (d)	2,000	1,792
Washington State University Rev., 5.00%, 4/1/2030	40	43
Whitman County Reorganized School District No. 300, Colfax Unlimited Tax GO, 5.00%, 12/1/2032	40	45
Yakima and Benton Counties School District No. 116-200 Grandview, Unlimited Tax GO, 5.00%, 12/1/2032	25	28
Yakima County School District No. 208 West Valley GO, 4.00%, 12/1/2034	30	32
Total Washington		146,181
West Virginia — 0.0% ^
State of West Virginia
Series 2018A, GO, 5.00%, 6/1/2028	25	29
Series 2019A, GO, 5.00%, 12/1/2043	40	44
Total West Virginia		73
Wisconsin — 1.4%
City of Mequon, Water System Series 2017A, Rev., 4.00%, 5/1/2027	25	27
County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2026	175	194
DeForest Area School District GO, 4.00%, 4/1/2031	25	27
McFarland School District Series 2018A, GO, 4.00%, 4/1/2025	25	26
Milwaukee Area Technical College District Series 2018-19C, GO, 4.00%, 6/1/2023	40	41
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2037	300	298
Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,566
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group
Series 2021A, Rev., 5.00%, 7/1/2035	300	330
Series 2021A, Rev., 5.00%, 7/1/2036	350	384
Series 2021A, Rev., 5.00%, 7/1/2037	300	328
Series 2021A, Rev., 5.00%, 7/1/2038	375	409
Series 2021A, Rev., 5.00%, 7/1/2039	350	380
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (a) (d)	1,035	954
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 5.00%, 1/1/2029	665	742
Series 2020A, Rev., 5.00%, 1/1/2030	540	606
Series 2020A, Rev., 5.00%, 1/1/2031	650	717
Series 2020A, Rev., 5.00%, 1/1/2032	680	747
Series 2020A, Rev., 5.00%, 1/1/2033	500	546
Series 2020A, Rev., 5.00%, 1/1/2034	500	546
Series 2020A, Rev., 5.00%, 1/1/2035	500	543
Series 2020A, Rev., 5.00%, 1/1/2036	500	542
Series 2020A, Rev., 5.00%, 1/1/2037	600	649
Series 2020A, Rev., 5.00%, 1/1/2038	735	793
Series 2020A, Rev., 5.00%, 1/1/2039	700	754
Series 2020A, Rev., 5.00%, 1/1/2040	500	538

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Series 2020A, Rev., 4.00%, 1/1/2045	750	748
Public Finance Authority, Carson Valley Medical Center
Series 2021A, Rev., 3.00%, 12/1/2026	250	249
Series 2021A, Rev., 4.00%, 12/1/2031	350	357
Series 2021A, Rev., 4.00%, 12/1/2041	750	748
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (a) (d)	235	230
Series 2020A, Rev., 5.00%, 6/15/2040 (a) (d)	405	412
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027	1,755	1,617
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2022	190	190
Rev., 5.00%, 6/15/2024	205	212
Rev., 5.00%, 6/15/2026	225	237
Rev., 5.00%, 6/15/2034	215	227
Rev., 5.00%, 6/15/2039	390	407
Public Finance Authority, Renown Regional Medical Center Project
Rev., 5.00%, 6/1/2031	1,050	1,163
Rev., 5.00%, 6/1/2032	1,650	1,823
Public Finance Authority, Roseman University of Health Rev., 4.00%, 4/1/2032 (a) (d)	360	358
Public Finance Authority, Roseman University of Health Sciences Project Rev., 4.00%, 4/1/2042 (a) (d)	1,400	1,267
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	835	828
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (a) (d)	500	492
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2025	355	360
Series 2021A, Rev., 4.00%, 6/15/2027	385	389
Series 2021A, Rev., 4.00%, 6/15/2029	415	415
Series 2021A, Rev., 4.00%, 6/15/2031	450	442
Series 2021A, Rev., 4.00%, 6/15/2041	1,000	938
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (a) (d)	540	514
Series 2022A, Rev., 4.00%, 12/1/2041 (a) (d)	2,320	2,052
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	13,366
State of Wisconsin
Series 2017-1, GO, 5.00%, 11/1/2023	30	31
Series 3, GO, 5.00%, 11/1/2030	4,190	4,669
Series 2017-3, GO, 5.00%, 11/1/2032	20	22
State of Wisconsin, Annual Appropriation Federally Tax-Exempt
Series 2019A, Rev., 5.00%, 5/1/2028	7,200	8,078
Series 2017B, Rev., 5.00%, 5/1/2035	25	27
Wisconsin Department of Transportation
Series 1, Rev., 5.00%, 7/1/2022 (a) (b)	20	20
Series 1, Rev., 5.00%, 7/1/2022	40	40
Series 2015-1, Rev., 5.00%, 7/1/2023	35	36
Series 2017-1, Rev., 5.00%, 7/1/2023	35	36
Series 2015-1, Rev., 5.00%, 7/1/2026	25	27
Series 2017-2, Rev., 5.00%, 7/1/2030	30	34
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	105

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2025	35	38
Rev., 5.00%, 8/15/2027	25	26
Wisconsin Health and Educational Facilities Authority, Hope Christian Schools
Rev., 3.00%, 12/1/2031	615	547
Rev., 4.00%, 12/1/2041	690	631
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2026	175	177
Rev., 4.00%, 1/1/2027	180	181
Rev., 4.00%, 1/1/2028	375	373
Rev., 4.00%, 1/1/2029	385	380
Rev., 4.00%, 1/1/2030	405	395
Rev., 4.00%, 1/1/2037	1,125	1,046
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041	825	772
Total Wisconsin		60,419
Wyoming — 0.6%
Casper Community College District Rev., 4.00%, 4/15/2035	440	469
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	23,030
Total Wyoming		23,499
Total Municipal Bonds (Cost $4,200,371)		4,142,388
	SHARES (000)
Short Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (f) (g) (Cost $128,014)	127,984	128,036
Total Investments — 100.6% (Cost $4,328,385)		4,270,424
Liabilities in Excess of Other Assets — (0.6)%		(24,895)
NET ASSETS — 100.0%		4,245,529

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CCRC	Congregate Care Retirement Center
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GAN	Grant Anticipation Notes
GO	General Obligation

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(829)	09/21/2022	USD	(106,436)	1,111

Abbreviations
USD	United States Dollar

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$4,142,388	$—	$4,142,388
Short-Term Investments
Investment Companies	128,036	—	—	128,036
Total Investments in Securities	$128,036	$4,142,388	$—	$4,270,424
Appreciation in Other Financial Instruments
Futures Contracts	$1,111	$—	$—	$1,111
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (a) (b)	$81,485	$371,506	$324,966	$—(c)	$11	$128,036	127,984	$80	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
(c)	Amount rounds to less than one thousand.